PROSPECTUS

APRIL 30, 2004

SUN LIFE FINANCIAL MASTERS FLEX NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds").

Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds (continued)
Franklin Templeton VIP Trust Templeton Foreign	MFS/ Sun Life Utilities - S Class
Securities Fund, Class 2	Sun Capital Real Estate Fund(R) *
Lord Abbett Series Fund All Value Portfolio	Sun Capital Real Estate Fund(R) - S Class
Lord Abbett Series Fund Growth & Income Portfolio	Mid-Cap Growth Equity Funds
MFS/ Sun Life Strategic Value - S Class*	Lord Abbett Series Fund Growth Opportunities
MFS/Sun Life Total Return - S Class	Portfolio
MFS/ Sun Life Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class*
Large-Cap Blend Equity Funds	Small-Cap Value Equity Funds
Franklin Templeton VIP Trust Templeton Growth	Franklin Templeton VIP Trust Franklin Small Cap
Securities Fund - Class 2	Value Securities Fund, Class 2
MFS/ Sun Life Capital Opportunities - S Class	Small-Cap Blend Funds
MFS/ Sun Life Massachusetts Investors Trust	Oppenheimer Main Street Small Cap Fund/VA
- S Class	- Service Shares
MFS/ Sun Life Research - S Class	Small-Cap Growth Equity Funds
MFS/ Sun Life Research International - S Class	MFS/ Sun Life New Discovery - S Class
Oppenheimer Main Street Fund/VA - Service Shares	High-Quality Short-Term Bond Funds
Large-Cap Growth Equity Funds	PIMCO VIT Low Duration Portfolio
MFS/ Sun Life Capital Appreciation - S Class*	High-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Emerging Growth - S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Global Growth - S Class*	Sun Capital Investment Grade Bond Fund(R)
MFS/ Sun Life Massachusetts Investors Growth	- S Class
Stock - S Class	PIMCO VIT Total Return Portfolio
MFS/ Sun Life Strategic Growth - S Class	High-Quality Long-Term Bond Funds
Oppenheimer Global Securities Fund/VA --	PIMCO VIT Real Return Portfolio
Service Shares	Medium-Quality Intermediate-Term Bond Funds
Oppenheimer Capital Appreciation Fund/VA -	MFS/ Sun Life Bond - S Class*
Service Shares	MFS/ Sun Life Strategic Income - S Class*
Sun CapitalSM All Cap Fund - S Class	Low-Quality Short-Term Bond Fund
Mid-Cap Value Equity Funds	MFS/ Sun Life High Yield - S Class
Franklin Templeton VIP Trust Mutual	PIMCO VIT Emerging Markets Bond Portfolio
Shares Securities Fund, Class 2	Money Market Fund
Lord Abbett Series Fund Mid Cap Value Portfolio	MFS/ Sun Life Money Market - S Class
MFS/ Sun Life Mid Cap Value - S Class*

* Not available for investment on Contracts purchased on or after February 2, 2004.

Franklin(R) Advisers, Inc. advises Franklin Small Cap Value Securities Fund. Franklin(R) Mutual Advisers, LLC advises Mutual Shares Securities Fund. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Sun Capital Advisers, Inc. advises the Sun Capital Funds. Templeton(R) Investment Counsel, LLC advises Templeton Foreign Securities Fund. Templeton(R) Investment Counsel, LLC advises Templeton Growth Securities Fund.


The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated April 30, 2004 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 42 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Service Address") or by telephoning (800) 447-7569. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following service address:

Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating To Us About Your Contract *

Sun Life Insurance and Annuity Company of New York *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Optional Programs *

Withdrawals and Withdrawal Charge *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals not Subject to Withdrawal Charge *

Contract Charges *

Account Fee *

Administrative Expense Charge and Distribution Fee *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Rider *

Premium Taxes *

Fund Expenses *

Optional Living Benefit Rider: Secured Returns Benefit *

Tax Issues *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Availability *

Cost of the Benefit *

Withdrawals Under the Secured Returns Benefit *

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit *

Revocation of the Secured Returns Benefit *

Renewal of the Secured Returns Benefit *

Participant's Death Under the AB Plan *

Participant's Death Under the WB Plan *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Rider *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

The Income Phase - Annuity Provisions *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Reservation of Rights *

Right to Return *

Tax Considerations *

Deductibility of Purchase Payments *

Pre-Distribution Taxation of Contracts *

Distributions and Withdrawals from Non-Qualified Contracts *

Distributions and Withdrawals from Qualified Contracts *

Withholding *

Investment Diversification and Control *

Tax Treatment of the Company and the Variable Account *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *

Individual Retirement Accounts *

Roth IRAs *

Impact of Optional Death Benefit and Secured Returns Benefit Riders *

Administration of the Contract *

Distribution of the Contract *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A - Glossary *

Appendix B - Calculation of Withdrawal Charges *

Appendix C - Calculation of Basic Death Benefit *

Appendix D - Secured Returns Benefit Examples *

Appendix E - Condensed Financial Information *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Sun Life Financial Masters Flex NY Variable and Fixed Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among the Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Contract Anniversary, we deduct a $30 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Contract Year.

In addition, we deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account (1.50% if you are age 76 or older on the Open Date). We also deduct an administrative charge of 0.15% of the average daily value and a distribution charge of 0.20% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Contract Year and declines to 0% after four years.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the Maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Optional Living Benefit Rider: Secured Returns Benefit

The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon whether you choose the basic death benefit or, for a fee, the optional death benefit rider. The basic death benefit pays the greater of your Account Value and your total Purchase Payments (adjusted for withdrawals), both calculated as of your Death Benefit Date. You may enhance the basic death benefit by electing the optional death benefit rider. The Maximum Account Value Rider pays the greater of your basic death benefit or your highest Account Value on any Contract Anniversary before your 81st birthday. You must make your election before the date on which your Contract becomes effective. The rider is only available if you are younger than 80 on the Open Date. The optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals and Withdrawal Charge

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. During the first four Contract Years, this "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments made. All other amounts are subject to the withdrawal charge. After the end of the fourth Contract Year, any amount you withdraw is free of withdrawal charges. You may have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:
Sun Life Insurance and Annuity Company of New York
P. O. Box 9133
Wellesley Hills, Massachusetts 02481
Toll Free (800) 447-7569

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Contract Years Since Issue Date	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4 or more	0%

During the first four Contract Years, a portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after your fourth Contract Anniversary, any amount withdrawn is free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

***

The premium tax rate and base vary by state and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.50%**

Administrative Expenses Charge:	0.15%

Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without optional benefits):	1.85%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.20%***

Maximum Charge for Optional Living Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Rider or Living Benefit Rider:	2.25%***
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Contract Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.65% of average daily net Variable Account assets, regardless of your age on the Issue Date. (See "Mortality and Expense Risks Charge.")

***	The optional living benefit rider is not available if you elect the optional death benefit rider.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.65%	23.69%
After reimbursement of contractual expenses**	0.65%	1.45%
*	The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursement.

**

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses of 0.65% and 1.45%, respectively, are for all Funds taking account of the above-mentioned contractual expense reimbursement arrangements, where applicable.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,112	$4,974	$7,233	$10,252
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$382	$4,602	$7,233	$10,252

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix F.

THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the "Variable Account") offer the Contract on an individual basis for use in connection with retirement planning We issue the Contract directly to the individual Owner of the Contract.

In this Prospectus, unless we state otherwise, we address Owners of Individual Contracts as "you." For the purpose of determining benefits under the Contracts, we establish an Account for each Owner, which we will refer to as "your" Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing the optional death benefit riders and paying an additional charge for the optional death benefit rider. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose our Fixed Annuity option, we assume the investment risk. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity might not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that required by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 447-7569.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Service Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

We are an indirect, wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts are offered by the Company and other affiliated and unaffiliated offerors.. These other products may have features, benefits and charges that are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes will, in effect, be made by redeeming the number of Fund Shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a statement of additional information for each Fund, may be obtained without charge from the company by calling (800) 447-7569 or by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Owners, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of general account assets of the Company. Amounts you allocate to the Fixed Account will be available to fund the claims of all classes of our customers, including claims for benefits under the Contracts. Any obligations of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by New York State insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable New York State insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Owner dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us notice of the change as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount.

A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive instructions to transfer the Guarantee Amount to one or more of the Sub-Accounts, in accordance with the transfer privilege provision of the Contract described below (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Contract Year;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

o	At least 30 days must elapse between transfers to and from Guarantee Periods;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Programs. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns Benefit. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be effective that day. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm, or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. If, in our judgment we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process or delay processing certain transfers requested by such a third party. In particular, we will treat as short-term trading activity any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf), and we also reserve the right to reject or delay such transfer request and take other action. Such other actions include, but are not limited to, restricting your transfer privileges more narrowly than the policies described under "Transfer Privilege" and refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Transfers that are delayed will be delayed one Business Day. Both the purchase and redemption sides of the transfer will be processed on the second Business Day. In addition to the restrictions on short-term trading, third parties that engage in reallocations of contract values are subject to special restrictions. The special restrictions, among other requirements, may limit the frequency of the transfer, require advance notice of the transfer, and entail a reallocation or exchange of 100% of values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse or delay requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or the annual Account Fee; credit additional amounts; grant special Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals and Withdrawal Charge."

Optional Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, not will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation Program

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

Under this program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program may be subject to surrender charges. They may also be included as income and subject to a 10% federal tax penalty as well as charges applicable on withdrawal. You should consult a qualified tax professional before choosing this option.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

WITHDRAWALS AND WITHDRAWAL CHARGE

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge") Upon request, we will notify you of the amount we would pay in the event of a full withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Contract Year in which the withdrawal is made; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then reduce the value of your Account by the total of the amount paid and any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and New York state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Contract Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

The "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments you have made. After the fourth Contract Anniversary, any amount you withdraw is free of withdrawal charges.

The "free withdrawal amount" that you do not use in a Contract Year is not cumulative. In other words, it will not be carried forward or available for use in future Contract Years.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Contract Year, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the amount you withdraw by a percentage. As set forth below, the percentage decreases according to the number of complete Contract Years since your Issue Date. After your fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

Number of
Contract Years
Since Your	Withdrawal
Issue Date	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4 or more	0%

The withdrawal charge will never be greater than 8% of the excess of your Account Value over the "free withdrawal amount," as defined above.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals not Subject to Withdrawal Charge

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Contract Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Contract Year; or

o	your Account Value is $100,000 or more on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Owner Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.20% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30%, if you are age 75 or younger on the Open Date (1.50%, if you are age 76 or older on the Open Date). If your initial Purchase Payments or Account Value exceeds $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase. (This credit is paid out of our general account and is the result of cost savings realized on larger sized Contracts.) The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Owner prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Rider

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

Premium Taxes

In New York there is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending upon where the Owner or Payee resides. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value.

If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Contract Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:
Contract Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix E. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix E.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. The Secured Returns Benefit is not available if you elect the optional death benefit rider. (See "DEATH BENEFIT.")

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix E.)

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix E.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix E.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Contract Anniversary. After your 7th Contract Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value.

Revocation of the Secured Returns Benefit

Anytime after your 7th Contract Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Contract Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance " under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Owner dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Owner, we may pay the death benefit to the surviving Owner, if any, or, if there is no Owner, in one sum to your estate. We do not pay a death benefit if the Owner dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Owner, we will pay the death benefit upon the first death of such Owners.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Owner in an acceptable form, if you have elected a death benefit payment method before the death of the Owner and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general the death benefit will be the greater of the following amounts:
o	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

o	Your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

Optional Death Benefit Rider

You may enhance the "Basic Death Benefit" by electing one an optional death benefit rider known as the Maximum Anniversary Account Value Rider ("MAV"). You must make your election on or before the date on which or before your Contract becomes effective. You will pay a charge for the optional death benefit rider. (For a description of the charge, see "Charges for Optional Death Benefit Rider.") The rider is available only if you are younger than 80 on your Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under the optional death benefit rider will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit."

Under the MAV, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o

your Highest Account Value on any Contract Anniversary before the Owner's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Contract Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Contract Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Contract Year ending on that Contract Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Anniversary Account Value.

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (2) of the "Basic Death Benefit" or under the optional death benefit rider, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) of the "Basic Death Benefit" or under the optional death benefit rider, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address a completed election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Owner, if any, or the estate of the deceased Owner automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Owner is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals and Withdrawal Charge").

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year periods certain are not available if your Account has been issued within the past 4 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.65% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Annuity Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract.

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Owner's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Owner named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Owner and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding variable and fixed accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by an Owner; and (4) restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Owners or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Service Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If we make Contracts available for use with Roth IRAs, we will provide any necessary information.

Impact of Optional Death Benefit and Secured Returns Benefit Riders

      Qualified Contracts

If your Contract is an IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

In April 2002, the IRS issued regulations that would define your entire interest in your IRA annuity or 403(b) annuity prior to the date annuity benefits begin as the dollar amount credited to you under your Contract plus the actuarial value of any other benefits (such as minimum survivior benefits) that are provided under your Contract. This regulation was issued in both temporary (effective immediately) and proposed (subject to public comment and possible change) form. After the regulation was issued, however, the IRS issued IRS Notice 2003-2, stating that, at least until the end of the calendar year in which final regulations are published, your entire interest in your Contract can be determined without taking into account the actuarial value of any other benefits provided under your Contract. It is possible that the final regulations will require that the dollar amount credited under the annuity be increased by the actuarial value of contractual benefits such as the optional riders. If this occurs, your election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns Benefit.) This reduction could significantly reduce the value of the Secured Returns Benefit to you.

Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns Benefit, you should consult with a qualifed tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns Benefit.

      Non-Qualified Contracts

We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2003, approximately $6,632 was paid to but not retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2003 filed with the SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, are regulated under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2003 are also included in the SAI.

-----------------------------------------------------------

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements
Appendix A
Appendix B

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2004 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.

--------------------------------------------------------------------------------
To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial Masters Flex NY Variable and Fixed Annuity
Sun Life (N.Y.) Variable Account C.

Name

Address

City                                       State            Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant and while the Owner is still alive during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable

Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Owner's death. Notwithstanding the foregoing, if there are Co- Owners of a Non-Qualified Contract, the surviving Co-Owners will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

COMPANY ("WE", "US", "SUN LIFE(N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Contract Anniversary is the last day of a Contract Year. Each Contract Year after the first is the 365-day period that begins on your Contract Anniversary. For example, if the Issue Date is on March 12, the first Contract Year is determined from the Issue Date and ends on March 12 of the following year. Your Contract Anniversary is March 12 and all Contract Years after the first are measured from March 12. (If the Contract Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Owner's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

EXPIRATION DATE: The last day of a Guarantee Period.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used to describe the total contribution made to Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Owner, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," and/or "Co-Owner" as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

CALCULATION OF WITHDRAWAL CHARGES

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
				Payment
		Hypothetical	Free	Subject to	Withdrawal	Withdrawal
	Contract	Account	Withdrawal	Withdrawal	Charge	Charge
	Year	Value	Amount	Charge	Percentage	Amount
(a)	1	$41,000	$ 4,000	$37,000	8.00%	$2,960
	2	$44,200	$ 4,000	$40,000	8.00%	$3,200
(b)	3	$47,700	$ 4,000	$40,000	7.00%	$2,800
	4	$51,500	$ 4,000	$40,000	6.00%	$2,400
(c)	5	$55,600	$55,600	$ 0	0.00%	$ 0
	6	$60,000	$60,000	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to 10% of all of the Purchase Payments you have made. In Contract Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)

In Contract Year 3, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The Account Value minus the free withdrawal amount is $47,700 minus $4,000, which equals $43,700; however, the amount subject to a withdrawal charge is capped at the amount of your unliquidated Purchase Payments. Therefore, the amount subject to a withdrawal charge is $40,000, which is the amount of your unliquidated Purchase Payments.

(c)	In Contract Year 5, you have passed your fourth Contract Anniversary, so no withdrawal charges apply to any withdrawals you make.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Contract Year, and there is a series of four partial withdrawals made during the fourth Contract Year of $3,000, $8,000, $12,000, and $22,000.
							Remaining
	Hypothetical	Free		Amount of			Free
	Account	Withdrawal		Withdrawal			Withdrawal	Hypothetical
	Value	Amount		Subject to	Withdrawal	Withdrawal	Amount	Account
Contract	Before	Before	Amount of	Withdrawal	Charge	Charge	After	Value after
Year	Withdrawal	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal	Withdrawal
1	$41,000	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$41,000
2	$44,200	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$44,200
3	$47,700	$4,000	$ 0	$ 0	7.00%	$ 0	$4,000	$47,700
(a)4	$48,200	$4,000	$ 3,000	$ 0	6.00%	$ 0	$1,000	$45,200
(b)4	$46,000	$1,000	$ 8,000	$ 7,000	6.00%	$ 420	$ 0	$38,000
(c)4	$38,250	$ 0	$12,000	$12,000	6.00%	$ 720	$ 0	$26,250
(d)4	$26,650	$ 0	$22,000	$21,000	6.00%	$1,260	$ 0	$ 4,650

Totals			$45,000	$40,000	6.00%	$2,400	$ 0	$ 4,650
(a)

In Contract Year 4, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The partial withdrawal amount of $3,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $3,000 was taken, the remaining free withdrawal amount in Contract Year 4 is $4,000 - $3,000 = $1,000. Therefore, $1,000 of the $8,000 withdrawal is not subject to a withdrawal charge, and $7,000 is subject to a withdrawal charge. Of the $11,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $7,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $33,000.

(c)

Since $4,000 of the two prior Contract Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Contract Year 4 is $4,000 - $4,000 = $0. Therefore, the entire $12,000 withdrawal is subject to a withdrawal charge. Of the $23,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $19,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $21,000.

(d)

Since $4,000 of the three prior Contract Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Contract Year 4 is $4,000 - $4,000 = $0. The amount of unliquidated Purchase Payments remaining before this withdrawal is $21,000. Therefore, $21,000 of the $22,000 withdrawal is taken from Purchase Payments and is subject to a withdrawal charge, and $1,000 of the withdrawal is taken from earnings and is not subject to a withdrawal charge. Of the $45,000 withdrawn to date, $4,000 has been from the free withdrawal amount, $40,000 has been from Purchase Payments, and $1,000 has been from earnings. The amount of unliquidated Purchase Payments is now equal to $0. Note that if the $4,650 remaining balance was withdrawn, it would all be from earnings and not subject to a withdrawal charge. The total Contract Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Contract Year 4 in the example on the previous page.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00

Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00

Adjusted Purchase Payments*	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.

Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 5: Withdrawals Under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000).

o

Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2013, is $85,000. On January 1, 2013, your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Contract Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Contract Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.

APPENDIX E

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information.

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year

Franklin Small Cap Value Securities - Level 1
2003	10.0000	12.6263	356

Franklin Small Cap Value Securities - Level 4
2003	10.0000	0	0

Franklin Templeton Foreign Securities - Level 1
2003	10.0000	12.7173	1,511

Franklin Templeton Foreign Securities - Level 4
2003	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 1
2003	10.0000	11.7567	372

Franklin Templeton Mutual Shares Securities Fund - Level 4
2003	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 1
2003	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 4
2003	10.0000	0	0

Lord Abbett Series Fund Growth & Income Portfolio - Level 1
2003	10.0000	11.9830	3,229

Lord Abbett Series Fund Growth & Income Portfolio - Level 4
2003	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 1
2003	10.0000	11.1313	931

Massachusetts Investors Growth Stock S Class - Level 4
2003	10.0000	0	0

Massachusetts Investors Trust S Class - Level 1
2003	10.0000	11.4088	965

Massachusetts Investors Trust S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Bond S Class - Level 1
2003	10.0000	10.1749	753

MFS/Sun Life Bond S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Capital Opportunities S Class - Level 1
2003	10.0000	0	0

MFS/Sun Life Capital Opportunities S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 1
2003	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 1
2003	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 1
2003	10.0000	9.8943	7,686

MFS/Sun Life Government Securities S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life High Yield S Class - Level 1
2003	10.0000	10.9551	683

MFS/Sun Life High Yield S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Mid Cap Value S Class - Level 1
2003	10.0000	12.3534	254

MFS/Sun Life Mid Cap Value S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Mid Cap Growth S Class - Level 1
2003	10.0000	12.2227	244

MFS/Sun Life Mid Cap Growth S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Money Market S Class - Level 1
2003	10.0000	9.9146	2,735

MFS/Sun Life Money Market S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 1
2003	10.0000	12.3658	307

MFS/Sun Life New Discovery S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Research S Class - Level 1
2003	10.0000	0	0

MFS/Sun Life Research S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Research International S Class - Level 1
2003	10.0000	12.6459	651

MFS/Sun Life Research International S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Strategic Growth S Class - Level 1
2003	10.0000	11.4131	1,250

MFS/Sun Life Strategic Growth S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Strategic Income S Class - Level 1
2003	10.0000	0	0

MFS/Sun Life Strategic Income S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Strategic Value S Class - Level 1
2003	10.0000	11.7747	381

MFS/Sun Life Strategic Value S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 1
2003	10.0000	11.0335	3,744

MFS/Sun Life Total Return S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 1
2003	10.0000	12.0274	615

MFS/Sun Life Utilities S Class - Level 4
2003	10.0000	0	0

MFS/Sun Life Value S Class - Level 1
2003	10.0000	11.9581	910

MFS/Sun Life Value S Class - Level 4
2003	10.0000	0	0

Oppenheimer Capital Appreciation Fund - Level 1
2003	10.0000	11.9045	1,919

Oppenheimer Capital Appreciation Fund - Level 4
2003	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 1
2003	10.0000	13.1405	351

Oppenheimer Main St. Small Cap Fund - Level 4
2003	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 1
2003	10.0000	11.7237	375

Oppenheimer Main St. Growth & Income Fund - Level 4
2003	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 1
2003	10.0000	10.0119	2,207

PIMCO Total Return Bond Portfolio - Level 4
2003	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 1
2003	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 4
2003	10.0000	0	0

Sun Capital Real Estate Fund - Level 1
2003	10.0000	12.2084	1,312

Sun Capital Real Estate Fund - Level 4
2003	10.0000	0	0

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 447-7569

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

NMF30-3542 5-04

PROSPECTUS

APRIL 30, 2004

COLUMBIA ALL-STAR NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds").
Large-Cap Value Equity Funds	Large-Cap Growth Equity Funds (continued)
AllianceBernstein VP Growth & Income Portfolio,	Rydex VT OTC Fund, Investor Class*
Class B	Stein Roe Growth Stock Fund, Variable Series,
Fidelity VIP Equity Income Portfolio, Service Class 2*	Class B
Franklin Templeton VIP Trust Franklin Growth and	Mid-Cap Value Equity Funds
Income Securities Fund, Class 2	Columbia Real Estate Equity Fund, Variable Series,
Liberty Growth & Income Fund, Variable Series,	Class A
Class B	Lord Abbett Series Fund Mid-Cap Value Portfolio
Lord Abbett Series Fund Growth and Income Portfolio	Mid-Cap Blend Equity Funds
Rydex VT Financial Services Fund, Investor Class*	Liberty Select Value Fund, Variable Series, Class B
Large-Cap Blend Equity Funds	Wanger International Select[1]
AIM V.I. Premier Equity Fund Series II Shares*	Mid-Cap Growth Equity Funds
AllianceBernstein VP Worldwide Privatization	Wanger Select[2]
Portfolio, Class B	Rydex VT Health Care Fund, Investor Class*
Franklin Templeton VIP Trust Mutual Shares	Small-Cap Blend Equity Funds
Securities Fund, Class 2	Wanger International Small Cap
Franklin Templeton VIP Trust Templeton Foreign	Small-Cap Growth Equity Funds
Securities Fund, Class 2	MFS VIT New Discovery Series, S Class
Liberty Asset Allocation Fund, Variable Series, Class B	Wanger U.S. Smaller Companies
Liberty S&P 500 Index Fund, Variable Series, Class B	High-Quality Short-Term Bond Funds
MFS VIT Investors Trust Series, S Class	Liberty Money Market Fund, Variable Series, Class A
Newport Tiger Fund, Variable Series, Class B	High-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	Liberty Federal Securities Fund, Variable Series,
AIM V.I. Capital Appreciation Fund Series II Shares*	Class A*
AIM V.I. International Growth Fund Series II Shares*	Liberty Federal Securities Fund, Variable Series,
AllianceBernstein VP Premier Growth Portfolio,	Class B
Class B	PIMCO Total Return Portfolio, Administrative Class
AllianceBernstein VP Technology Portfolio, Class B	High-Quality Long-Term Bond Funds
Fidelity VIP Dynamic Capital Appreciation Portfolio,	PIMCO Real Return Portfolio, Administrative Class
Service Class 2*	Mid/High-Quality Intermediate-Term Bond Funds
Fidelity VIP Growth Opportunities Portfolio, Service	Colonial Strategic Income Fund, Variable Series,
Class 2*	Class B
MFS VIT Emerging Growth Series, S Class	Low-Quality Short-Term Bond Funds
MFS VIT Investors Growth Stock Series, S Class	Columbia High Yield Fund, Variable Series, Class B

_________
*Not available to Contracts issued on or after May 1, 2003
1 Formerly known as Wanger Foreign Forty
2 Formerly known as Wanger Twenty

A I M Advisors, Inc., advises the AIM Variable Insurance Funds. Alliance Capital Management, LP, advises the AllianceBernstein VP Portfolios. Columbia Management Advisors, Inc., advises the Colonial Fund, the Columbia Funds, the Newport Fund, the Stein Roe Fund, and the Liberty Funds (with State Street Global Advisers sub-advising Liberty S&P 500 Index Fund). Fidelity(R) Management & Research Company advises the Fidelity VIP Portfolios. Franklin(R) Advisers, Inc., advises Franklin Growth and Income Fund. Franklin(R) Mutual Advisers, LLC, advises Mutual Shares Securities Fund. Columbia Wanger Asset Management, L.P., advises the Wanger Funds. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS Variable Insurance Trust Series. Pacific Investment Management Company LLC advises the PIMCO Portfolios. PADCO Advisors II, Inc., advises the Rydex VT Funds. Templeton(R) Investment Counsel, LLC, advises Templeton Foreign Securities Fund.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated April 30, 2004 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 43 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Service Address") or by telephoning (800) 205-9167. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following service address:

Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Insurance and Annuity Company of New York *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Optional Programs *

Withdrawals and Withdrawal Charge *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals not Subject to Withdrawal Charge *

Contract Charges *

Account Fee *

Administrative Expense Charge and Distribution Fee *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Rider *

Premium Taxes *

Fund Expenses *

Optional Living Benefit Rider: Secured Returns Benefit *

Tax Issues *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Availability *

Cost of the Benefit *

Withdrawals Under the Secured Returns Benefit *

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit *

Revocation of the Secured Returns Benefit *

Renewal of the Secured Returns Benefit *

Participant's Death Under the AB Plan *

Participant's Death Under the WB Plan *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Rider *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

The Income Phase - Annuity Provisions *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Reservation of Rights *

Right to Return *

Tax Considerations *

Deductibility of Purchase Payments *

Pre-Distribution Taxation of Contracts *

Distributions and Withdrawals from Non-Qualified Contracts *

Distributions and Withdrawals from Qualified Contracts *

Withholding *

Investment Diversification and Control *

Tax Treatment of the Company and the Variable Account *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *

Individual Retirement Accounts *

Roth IRAs *

Impact of Optional Death Benefit and Secured Returns Benefit Riders *

Administration of the Contract *

Distribution of the Contract *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A - Glossary *

Appendix B - Calculation of Withdrawal Charges *

Appendix C - Calculation of Basic Death Benefit *

Appendix D - Secured Returns Benefit Examples *

Appendix E - Condensed Financial Information *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Columbia All-Star NY Variable and Fixed Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among the Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Contract Anniversary, we deduct a $30 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Contract Year.

In addition, we deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account (1.50% if you are age 76 or older on the Open Date). We also deduct an administrative charge of 0.15% of the average daily value and a distribution charge of 0.20% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Contract Year and declines to 0% after four years.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the Maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Optional Living Benefit Rider: Secured Returns Benefit

The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon whether you choose the basic death benefit or, for a fee, the optional death benefit rider. The basic death benefit pays the greater of your Account Value and your total Purchase Payments (adjusted for withdrawals), both calculated as of your Death Benefit Date. You may enhance the basic death benefit by electing the optional death benefit rider. The Maximum Account Value Rider pays the greater of your basic death benefit or your highest Account Value on any Contract Anniversary before your 81st birthday. You must make your election before the date on which your Contract becomes effective. The rider is only available if you are younger than 80 on the Open Date. The optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals and Withdrawal Charge

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. During the first four Contract Years, this "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments made. All other amounts are subject to the withdrawal charge. After the end of the fourth Contract Year, any amount you withdraw is free of withdrawal charges. You may have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:
Sun Life Insurance and Annuity Company of New York
P. O. Box 9133
Wellesley Hills, Massachusetts 02481
Toll Free (800) 205-9167

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Contract Years Since Issue Date	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4 or more	0%

During the first four Contract Years, a portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after your fourth Contract Anniversary, any amount withdrawn is free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

***

The premium tax rate and base vary by state and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.50%**

Administrative Expenses Charge:	0.15%

Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without optional benefits):	1.85%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.20%***

Maximum Charge for Optional Living Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Rider or Living Benefit Rider:	2.25%***
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Contract Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.65% of average daily net Variable Account assets, regardless of your age on the Issue Date. (See "Mortality and Expense Risks Charge.")

***	The optional living benefit rider is not available if you elect the optional death benefit rider.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses prior to any fee waiver or expense reimbursement)	0.58%	3.78%*
*

The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,320	$2,415	$2,980	$5,795

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$610	$1,808	$2,980	$5,795

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix E.

THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the "Variable Account") offer the Contract on an individual basis for use in connection with retirement planning. We issue the Contract directly to the individual Owner of the Contract.

In this Prospectus, unless we state otherwise, we address Owners of Individual Contracts as "you." For the purpose of determining benefits under the Contracts, we establish an Account for each Owner, which we will refer to as "your" Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing the optional death benefit riders and paying an additional charge for the optional death benefit rider. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose our Fixed Annuity option, we assume the investment risk. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity might not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that required by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 205-9167.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Service Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

We are an indirect, wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts are offered by the Company and other affiliated and unaffiliated offerors.. These other products may have features, benefits and charges that are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes will, in efect, be made by redeeming the number of Fund Shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a statement of additional information for each Fund, may be obtained without charge from the company by calling (800) 205-9167 or by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Owners, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Rydex Funds, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of general account assets of the Company. Amounts you allocate to the Fixed Account will be available to fund the claims of all classes of our customers, including claims for benefits under the Contracts. Any obligations of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by New York State insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable New York State insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Owner dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us notice of the change as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount.

A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive instructions to transfer the Guarantee Amount to one or more of the Sub-Accounts, in accordance with the transfer privilege provision of the Contract described below (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Contract Year;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

o	At least 30 days must elapse between transfers to and from Guarantee Periods;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Programs. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns Benefit. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be effective that day. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm, or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. If, in our judgment we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process or delay processing certain transfers requested by such a third party. In particular, we will treat as short-term trading activity any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf), and we also reserve the right to reject or delay such transfer request and take other action. Such other actions include, but are not limited to, restricting your transfer privileges more narrowly than the policies described under "Transfer Privilege" and refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Transfers that are delayed will be delayed one Business Day. Both the purchase and redemption sides of the transfer will be processed on the second Business Day. In addition to the restrictions on short-term trading, third parties that engage in reallocations of contract values are subject to special restrictions. The special restrictions, among other requirements, may limit the frequency of the transfer, require advance notice of the transfer, and entail a reallocation or exchange of 100% of values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse or delay requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or the annual Account Fee; credit additional amounts; grant special Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals and Withdrawal Charge."

Optional Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, not will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Portfolio Selection Program

One or more portfolio selection programs may be available in connection with the Contracts, at no extra charge. Portfolio selection is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and portfolio selection does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available portfolio selection models, each of which represents a combination of Sub-Accounts with a different level of risk. These portfolio selection models, as well as the terms and conditions of the portfolio selection program, are fully described in a separate brochure. We may add or delete such programs in the future.

If you elect a portfolio selection program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing a portfolio selection program, you thereby authorize us to automatically reallocate your investment options that participate in the portfolio selection program, as determined by the terms of the portfolio selection program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

Under this program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program may be subject to surrender charges. They may also be included as income and subject to a 10% federal tax penalty as well as charges applicable on withdrawal. You should consult a qualified tax professional before choosing this option.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

WITHDRAWALS AND WITHDRAWAL CHARGE

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge") Upon request, we will notify you of the amount we would pay in the event of a full withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Contract Year in which the withdrawal is made; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then reduce the value of your Account by the total of the amount paid and any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and New York state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Contract Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

The "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments you have made. After the fourth Contract Anniversary, any amount you withdraw is free of withdrawal charges.

The "free withdrawal amount" that you do not use in an Contract Year is not cumulative. In other words, it will not be carried forward or available for use in future Contract Years.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Contract Year, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the amount you withdraw by a percentage. As set forth below, the percentage decreases according to the number of complete Contract Years since your Issue Date. After your fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

Number of
Contract Years
Since Your	Withdrawal
Issue Date	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4 or more	0%

The withdrawal charge will never be greater than 8% of the excess of your Account Value over the "free withdrawal amount," as defined above.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals not Subject to Withdrawal Charge

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Contract Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Contract Year; or

o	your Account Value is $100,000 or more on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Owner Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.20% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30%, if you are age 75 or younger on the Open Date (1.50%, if you are age 76 or older on the Open Date). If your initial Purchase Payments or Account Value exceeds $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase. (This credit is paid out of our general account and is the result of cost savings realized on larger sized Contracts.) The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Owner prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Rider

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

Premium Taxes

In New York there is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending upon where the Owner or Payee resides. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value.

If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Contract Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Rider" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:

Contract Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix E. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix E.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. The Secured Returns Benefit is not available if you elect the optional death benefit rider. (See "DEATH BENEFIT.")

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix E.)

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix E.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix E.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Contract Anniversary. After your 7th Contract Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value.

Revocation of the Secured Returns Benefit

Anytime after your 7th Contract Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Contract Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance " under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Owner dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Owner, we may pay the death benefit to the surviving Owner, if any, or, if there is no Owner, in one sum to your estate. We do not pay a death benefit if the Owner dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Owner, we will pay the death benefit upon the first death of such Owners.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Owner in an acceptable form, if you have elected a death benefit payment method before the death of the Owner and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general the death benefit will be the greater of the following amounts:
o	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

o	Your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

Optional Death Benefit Rider

You may enhance the "Basic Death Benefit" by electing one an optional death benefit rider known as the Maximum Anniversary Account Value Rider ("MAV"). You must make your election on or before the date on which or before your Contract becomes effective. You will pay a charge for the optional death benefit rider. (For a description of the charge, see "Charges for Optional Death Benefit Rider.") The rider is available only if you are younger than 80 on your Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under the optional death benefit rider will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit."

Under the MAV, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o

your Highest Account Value on any Contract Anniversary before the Owner's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Contract Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Contract Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Contract Year ending on that Contract Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Anniversary Account Value.

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (2) of the "Basic Death Benefit" or under the optional death benefit rider, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) of the "Basic Death Benefit" or under the optional death benefit rider, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address a completed election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Owner, if any, or the estate of the deceased Owner automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Owner is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals and Withdrawal Charge").

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year periods certain are not available if your Account has been issued within the past 4 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.65% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Annuity Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract.

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Owner's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Owner named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Owner and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you,at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding variable and fixed accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Ownersor Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by an Owner; and (4) restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Owners or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Service Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If we make Contracts available for use with Roth IRAs, we will provide any necessary information for Contracts issued in connection with Roth IRAs.


Impact of Optional Death Benefit and Secured Returns Benefit Riders

      Qualified Contracts

If your Contract is an IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 701/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

In April 2002, the IRS issued regulations that would define your entire interest in your IRA annuity or 403(b) annuity prior to the date annuity benefits begin as the dollar amount credited to you under your Contract plus the actuarial value of any other benefits (such as minimum survivior benefits) that are provided under your Contract. This regulation was issued in both temporary (effective immediately) and proposed (subject to public comment and possible change) form. After the regulation was issued, however, the IRS issued IRS Notice 2003-2, stating that, at least until the end of the calendar year in which final regulations are published, your entire interest in your Contract can be determined without taking into account the actuarial value of any other benefits provided under your Contract. It is possible that the final regulations will require that the dollar amount credited under the annuity be increased by the actuarial value of contractual benefits such as the optional riders. If this occurs, your election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns Benefit.) This reduction could significantly reduce the value of the Secured Returns Benefit to you.

Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns Benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns Benefit.

      Non-Qualified Contracts

We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2003, approximately $29,278 was paid to but not retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2003 filed with the SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, are regulated under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2003 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements
Appendix A
Appendix B

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2004 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 205-9167.

--------------------------------------------------------------------------------
To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Columbia All-Star NY Variable and Fixed Annuity
Sun Life (N.Y.) Variable Account C

Name

Address

City                                       State            Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant and while the Owner is still alive during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable

Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Owner's death. Notwithstanding the foregoing, if there is more than one Owner of a Non-Qualified Contract, the surviving Owner will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

COMPANY ("WE", "US", "SUN LIFE(N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Contract Anniversary is the last day of a Contract Year. Each Contract Year after the first is the 365-day period that begins on your Contract Anniversary. For example, if the Issue Date is on March 12, the first Contract Year is determined from the Issue Date and ends on March 12 of the following year. Your Contract Anniversary is March 12 and all Contract Years after the first are measured from March 12. (If the Contract Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Owner's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

EXPIRATION DATE: The last day of a Guarantee Period.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used to describe the total contribution made to Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Owner, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," and/or "Co-Owner" as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

CALCULATION OF WITHDRAWAL CHARGES

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
				Payment
		Hypothetical	Free	Subject to	Withdrawal	Withdrawal
	Contract	Account	Withdrawal	Withdrawal	Charge	Charge
	Year	Value	Amount	Charge	Percentage	Amount
(a)	1	$41,000	$ 4,000	$37,000	8.00%	$2,960
	2	$44,200	$ 4,000	$40,000	8.00%	$3,200
(b)	3	$47,700	$ 4,000	$40,000	7.00%	$2,800
	4	$51,500	$ 4,000	$40,000	6.00%	$2,400
(c)	5	$55,600	$55,600	$ 0	0.00%	$ 0
	6	$60,000	$60,000	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to 10% of all of the Purchase Payments you have made. In Contract Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)

In Contract Year 3, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The Account Value minus the free withdrawal amount is $47,700 minus $4,000, which equals $43,700; however, the amount subject to a withdrawal charge is capped at the amount of your unliquidated Purchase Payments. Therefore, the amount subject to a withdrawal charge is $40,000, which is the amount of your unliquidated Purchase Payments.

(c)	In Contract Year 5, you have passed your fourth Contract Anniversary, so no withdrawal charges apply to any withdrawals you make.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Contract Year, and there is a series of four partial withdrawals made during the fourth Contract Year of $3,000, $8,000, $12,000, and $22,000.
							Remaining
	Hypothetical	Free		Amount of			Free
	Account	Withdrawal		Withdrawal			Withdrawal	Hypothetical
	Value	Amount		Subject to	Withdrawal	Withdrawal	Amount	Account
Contract	Before	Before	Amount of	Withdrawal	Charge	Charge	After	Value after
Year	Withdrawal	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal	Withdrawal

1	$41,000	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$41,000
2	$44,200	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$44,200
3	$47,700	$4,000	$ 0	$ 0	7.00%	$ 0	$4,000	$47,700
(a)4	$48,200	$4,000	$ 3,000	$ 0	6.00%	$ 0	$1,000	$45,200
(b)4	$46,000	$1,000	$ 8,000	$ 7,000	6.00%	$ 420	$ 0	$38,000
(c)4	$38,250	$ 0	$12,000	$12,000	6.00%	$ 720	$ 0	$26,250
(d)4	$26,650	$ 0	$22,000	$21,000	6.00%	$1,260	$ 0	$ 4,650

Totals			$45,000	$40,000	6.00%	$2,400	$ 0	$ 4,650

(a)

In Contract Year 4, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The partial withdrawal amount of $3,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $3,000 was taken, the remaining free withdrawal amount in Contract Year 4 is $4,000 - $3,000 = $1,000. Therefore, $1,000 of the $8,000 withdrawal is not subject to a withdrawal charge, and $7,000 is subject to a withdrawal charge. Of the $11,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $7,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $33,000.

(c)

Since $4,000 of the two prior Contract Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Contract Year 4 is $4,000 - $4,000 = $0. Therefore, the entire $12,000 withdrawal is subject to a withdrawal charge. Of the $23,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $19,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $21,000.

(d)

Since $4,000 of the three prior Contract Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Contract Year 4 is $4,000 - $4,000 = $0. The amount of unliquidated Purchase Payments remaining before this withdrawal is $21,000. Therefore, $21,000 of the $22,000 withdrawal is taken from Purchase Payments and is subject to a withdrawal charge, and $1,000 of the withdrawal is taken from earnings and is not subject to a withdrawal charge. Of the $45,000 withdrawn to date, $4,000 has been from the free withdrawal amount, $40,000 has been from Purchase Payments, and $1,000 has been from earnings. The amount of unliquidated Purchase Payments is now equal to $0. Note that if the $4,650 remaining balance was withdrawn, it would all be from earnings and not subject to a withdrawal charge. The total Contract Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Contract Year 4 in the example on the previous page.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00

Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00

Adjusted Purchase Payments*	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.

Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 5: Withdrawals Under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000).

o

Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2013, is $85,000. On January 1, 2013, your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Contract Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Contract Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.

APPENDIX E

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year

AIM V.I. Capital Appreciation Fund Series 2 - Level 1
	2003	10.0000	0	94

AIM V.I. Capital Appreciation Fund Series 2 - Level 8
	2003	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 1
	2003	10.0000	0	1,223

AIM V.I. International Growth Fund Series 2 - Level 8
	2003	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 1
	2003	10.0000	8.7349	693

AIM V.I. Premier Equity Fund Series 2 - Level 8
	2003	10.0000	0	0

AllianceBernstein VP Premier Growth Portfolio - Level 1
	2003	10.0000	8.8406	11,198

AllianceBernstein VP Premier Growth Portfolio - Level 8
	2003	10.0000	11.0408	2,512

AllianceBernstein VP Growth & Income Portfolio - Level 1
	2003	10.0000	9.8180	23,122

AllianceBernstein VP Growth & Income Portfolio - Level 8
	2003	10.0000	11.7524	1,931

AllianceBernstein VP Technology Portfolio - Level 1
	2003	10.0000	0	338

AllianceBernstein VP Technology Portfolio - Level 8
	2003	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 1
	2003	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 8
	2003	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 1
	2003	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 8
	2003	10.0000	0	0

Fidelity VIP Equity Income Portfolio - Level 1
	2003	10.0000	10.0838	5,102

Fidelity VIP Equity Income Portfolio - Level 8
	2003	10.0000	0	0

Fidelity VIP Growth Opportunities Portfolio - Level 1
	2003	10.0000	0	674

Fidelity VIP Growth Opportunities Portfolio - Level 8
	2003	10.0000	0	0

Franklin Growth & Income Fund - Level 1
	2003	10.0000	0	693

Franklin Growth & Income Fund - Level 8
	2003	10.0000	0	0

Columbia Real Estate Equity Fund II - Level 1
	2003	10.0000	12.4518	1,614

Columbia Real Estate Equity Fund II - Level 8
	2003	10.0000	0	0

Galaxy VIP Quality Plus Bond Fund - Level 1
	2003	10.0000	0	0

Galaxy VIP Quality Plus Bond Fund - Level 8
	2003	10.0000	0	0

Colonial High Yield Securities Fund, Variable Series - Level 1
	2003	10.0000	0	0

Colonial High Yield Securities Fund, Variable Series - Level 8
	2003	10.0000	0	0

Colonial Strategic Income Fund, Variable Series - Level 1
	2003	10.0000	12.3213	2,057

Colonial Strategic Income Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty Growth & Income Fund, Variable Series - Level 1
	2003	10.0000	8.9024	8,052

Liberty Growth & Income Fund, Variable Series - Level 8
	2003	10.0000	0	0

Columbia High Yield Fund, Variable Series - Level 1
	2003	10.0000	10.7595	12,246

Columbia High Yield Fund, Variable Series - Level 8
	2003	10.0000	10.3511	974

Liberty S&P 500 Index Fund, Variable Series - Level 1
	2003	10.0000	9.5688	3,942

Liberty S&P 500 Index Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 1
	2003	10.0000	10.2457	15,365

Liberty Select Value Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 1
	2003	10.0000	10.1373	2,077

Liberty All-Star Equity Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty Federal Securities Fund, VS A Class - Level 1
	2003	10.0000	10.0751	30,581

Liberty Federal Securities Fund, VS A Class - Level 8
	2003	10.0000	0	0

Lord Abbett Growth & Income Portfolio - Level 1
	2003	10.0000	12.4222	5,681

Lord Abbett Growth & Income Portfolio - Level 8
	2003	10.0000	11.9169	1,058

Lord Abbett Mid-Cap Value Portfolio - Level 1
	2003	10.0000	12.5736	3,969

Lord Abbett Mid-Cap Value Portfolio - Level 8
	2003	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 1
	2003	10.0000	11.9683	2,015

Franklin Templeton Mutual Shares Securities Fund - Level 8
	2003	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 1
	2003	10.0000	11.4148	19,543

Newport Tiger Fund, Variable Series - Level 8
	2003	10.0000	0	0

PIMCO Real Return Portfolio - Level 1
	2003	10.0000	10.4607	1,558

PIMCO Real Return Portfolio - Level 8
	2003	10.0000	0	0

PIMCO Total Return Portfolio - Level 1
	2003	10.0000	10.0839	39,824

PIMCO Total Return Portfolio - Level 8
	2003	10.0000	9.9565	4,304

Rydex VT Financial Services Fund - Level 1
	2003	10.0000	0	82

Rydex VT Financial Services Fund - Level 8
	2003	10.0000	0	0

Rydex VT Health Care Fund - Level 1
	2003	10.0000	0	82

Rydex VT Health Care Fund - Level 8
	2003	10.0000	0	0

Rydex VT OTC Fund - Level 1
	2003	10.0000	0	0

Rydex VT OTC Fund - Level 8
	2003	10.0000	0	0

Liberty Asset Allocation Fund, Variable Series - Level 1
	2003	10.0000	10.2889	18,017

Liberty Asset Allocation Fund, Variable Series - Level 8
	2003	10.0000	11.2187	2,247

Stein Roe Growth Stock Fund, Variable Series - Level 1
	2003	10.0000	8.8100	4,649

Stein Roe Growth Stock Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty Money Market Fund, Variable Series - Level 1
	2003	10.0000	9.8650	64,885

Liberty Money Market Fund, Variable Series - Level 8
	2003	10.0000	9.8805	1,786

Templeton Foreign Securities Fund - Level 1
	2003	10.0000	13.1031	13,653

Templeton Foreign Securities Fund - Level 8
	2003	10.0000	12.6471	2,591

Liberty Federal Securities Fund, Variable Series - Level 1
	2003	10.0000	10.9220	17,763

Liberty Federal Securities Fund, Variable Series - Level 8
	2003	10.0000	9.8485	1,792

Wanger Foreign Forty - Level 1
	2003	10.0000	11.9468	6,915

Wanger Foreign Forty - Level 8
	2003	10.0000	13.2376	1,143

Wanger International Small Cap - Level 1
	2003	10.0000	12.0729	6,328

Wanger International Small Cap - Level 8
	2003	10.0000	0	0

Wanger Twenty - Level 1
	2003	10.0000	11.8127	13,990

Wanger Twenty - Level 8
	2003	10.0000	0	0

Wanger U.S. Smaller Companies - Level 1
	2003	10.0000	10.9878	31,883

Wanger U.S. Smaller Companies - Level 8
	2003	10.0000	12.9074	2,148

MFS Emerging Growth Series - Level 1
	2003	10.0000	8.8339	1,194

MFS Emerging Growth Series - Level 8
	2003	10.0000	0	0

MFS Investors Growth Stock Series - Level 1
	2003	10.0000	8.8442	12,588

MFS Investors Growth Stock Series - Level 8
	2003	10.0000	0	0

MFS Investors Trust Series - Level 1
	2003	10.0000	9.3070	2,290

MFS Investors Trust Series - Level 8
	2003	10.0000	0	0

MFS New Discovery Series - Level 1
	2003	10.0000	0	0

MFS New Discovery Series - Level 8
	2003	10.0000	0	0


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 205-9167

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

ASV-01/751R-0404

APRIL 30, 2004

SUN LIFE FINANCIAL MASTERS FLEX NY

AND

COLUMBIA ALL-STAR NY

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Accountants
Financial Statements
Appendix A
Appendix B

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Columbia All-Star NY Variable and Fixed Annuity Contract and the Sun Life Financial Masters Flex NY Variable and Fixed Annuity Contract (collectively, the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account C (the "Variable Account"). The information included herein is not included in the corresponding Prospectus dated April 30, 2004. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 205-9167 for the Columbia All-Star NY Contracts or (800) 447-7569 for the Sun Life Financial Masters Flex NY Contracts.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.

The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you are age 76 or older on the Open Date and you have selected the optional death benefit rider for total maximum insurance charges of 2.25% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit, your insurance charges would be less than 2.25% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2003.

COLUMBIA ALL-STAR NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	2/19/2002	21.05			-1.49
Alliance Bernstein VP Premier Growth Fund - B Class	2/19/2002	12.43			-8.01
Alliance Bernstein VP Technology Fund - B Class	2/19/2002	32.40			-8.91
Alliance Bernstein VP Worldwide Privatization Fund - B	2/19/2002	31.69			13.25
Colonial Strategic Income Fund, Variable B	12/19/2002	7.49			7.87
Columbia High Yield	12/19/2002	4.89			4.74
Columbia Real Estate Equity Fund, Variable Series	12/19/2002	22.53			24.30
Franklin Templeton VIP Trust Franklin Growth & Income	5/1/2003				16.48
Franklin Templeton VIP Trust Mutual Shares Securities	5/1/2003				11.03
Franklin Templeton VIP Trust Templeton Foreign Securities	9/30/2002	21.07			20.61
Liberty All Star Equity Fund, Variable B	12/19/2002	29.40			27.17
Liberty Asset Allocation Fund, Variable Series	12/19/2002	9.42			9.51
Liberty Federal Securities Fund, Variable (B)	12/19/2002	-7.34			-6.79
Liberty Growth & Income Fund, Variable Series	12/19/2002	8.80			9.13
Liberty Money Market	12/19/2002	-8.81			-8.59
Liberty S&P 500 Index Fund, Variable B	12/19/2002	16.65			15.36
Liberty Select Value Fund, Variable B	12/19/2002	16.41			16.46
Lord Abbett Growth & Income	5/2/2000	19.90			0.29
Lord Abbett Mid-Cap Value	2/19/2002	13.78			1.18
MFS Emerging Growth SC	12/19/2002	18.85			17.59
MFS Mass Investors Growth Stock SC	12/19/2002	11.68			10.39
MFS Mass Investors Trust SC	12/19/2002	10.93			10.14
MFS New Discovery SC	12/19/2002	22.27			21.76
Newport Tiger Fund, Variable B	12/19/2002	33.76			28.83
PIMCO Real Return	9/30/2002	-1.46			-0.82
PIMCO Total Return	9/30/2002	-4.89			-2.57
Stein Roe Growth Stock Fund, Variable (B)	12/19/2002	14.07			12.31
Wanger International Select	12/19/2002	29.90			31.60
Wanger International Small Cap	12/19/2002	37.35			38.55
Wanger Select	12/19/2002	19.63			20.08
Wanger US Smaller Companies	12/19/2002	31.84			31.24

* The Life of Fund calculation for any Fund under a year old is not annualized.

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-0.94	4.20		4.60
Capital Appreciation S Class	3/31/1993	17.30	-7.81	3.90	4.59
Capital Opportunities S Class	6/3/1996	16.96	-3.84		4.30
Emerging Growth S Class	5/1/1995	20.02	-6.82		5.23
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	12/19/2002	20.99			17.98
Franklin Templeton VIP Trust Mutual Shares Securities Fund	12/19/2002	14.17			12.29
Franklin Templeton VIP Trust Templeton Foreign Securities	12/19/2002	21.07			14.79
Franklin Templeton VIP Trust Templeton Growth Securities	9/30/2002	21.01			21.93
Global Growth S Class	11/16/1993	23.92	2.21	5.74	6.28
Government Securities S Class	3/31/1993	-7.74	2.98	3.45	3.44
High Yield S Class	3/31/1993	10.32	1.98	3.53	4.00
Lord Abbett Series Fund Growth & Income	5/2/2000	19.90			-0.12
Lord Abbett Series Fund Mid-Cap Value	2/19/2002	13.78			1.18
Mass Investors Trust S Class	3/31/1993	11.53	-5.28	6.49	6.06
Mass Invst Growth Stock S Class	5/5/1998	11.92	-5.82		-2.17
Mid Cap Growth S Class	8/31/2000	26.08			-21.86
Mid Cap Value S Class	4/30/2002	20.77			-4.19
Money Market S Class	3/31/1993	-9.08	0.50	1.30	1.19
New Discovery S Class	5/5/1998	23.81	3.72		4.06
Oppenheimer Capital Appreciation Fund	12/19/2002	19.58			9.37
Oppenheimer Main St. Fund/VA	12/19/2002	15.43			8.60
Oppenheimer Main St. Small Cap Fund	12/19/2002	32.84			23.81
PIMCO Emerging Markets Bond Portfolio	9/30/2002	20.58			31.62
PIMCO Real Return Bond Portfolio	12/19/2002	-1.46			1.99
PIMCO Total Return Bond Portfolio	12/19/2002	-4.89			-2.97
Research International S Class	5/5/1998	22.24	3.97		2.07
Research S Class	11/7/1994	14.04	-5.20		6.20
Strategic Growth S Class	11/1/1999	16.02			-9.58
Strategic Income S Class	5/6/1998	1.80	3.33		2.69
Strategic Value S Class	4/30/2002	15.99			-6.53
Sun Capital All Cap Fund S Class	4/30/2002	40.96			1.42
Sun Capital Investment Grade Bond Fund S Class	5/2/2000	-0.99			4.13
Sun Capital Real Estate Fund	5/2/2000	24.72			13.57
Sun Capital Real Estate Fund S Class	5/2/2000	24.38			13.27
Total Return S Class	3/31/1993	6.04	3.11	7.04	6.96
Utilities S class	11/16/1993	24.80	-0.74	7.21	7.10
Value S Class	5/5/1998	14.11	4.11		4.18

* The Life of Fund calculation for any Fund under a year old is not annualized.

The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                          P (l + T) ^ n = ERV

Where:
P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you are age 76 or older on the Open Date and you have selected the optional death benefit rider for total maximum insurance charges of 2.25% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit, your insurance charges would be less than 2.25% and the non-standardized performance would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

COLUMBIA ALL-STAR NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	1/14/1991	29.22	2.99	10.32	9.09
Alliance Bernstein VP Premier Growth Fund - B Class	6/26/1992	20.60	-7.14	7.59	8.52
Alliance Bernstein VP Technology Fund - B Class	1/11/1996	40.56	-5.23		3.98
Alliance Bernstein VP Worldwide Privatization Fund - B	9/23/1994	39.86	4.23		6.54
Colonial Strategic Income Fund, Variable B	7/5/1994	15.65	3.78		5.40
Columbia High Yield	5/19/1998	13.06	-1.84		-2.34
Columbia Real Estate Equity Fund, Variable Series	3/3/1998	30.69	9.56		5.96
Franklin Templeton VIP Trust Franklin Growth & Income	1/24/1989	22.87	-1.95	4.59	4.83
Franklin Templeton VIP Trust Mutual Shares Securities	11/8/1996	22.34	5.99		6.28
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	29.24	-3.40	2.56	4.69
Liberty All Star Equity Fund, Variable B	11/17/1997	37.57	-1.34		1.42
Liberty Asset Allocation Fund, Variable Series	1/3/1989	17.59	-0.96	4.62	6.48
Liberty Federal Securities Fund, Variable (B)	1/3/1989	0.01	3.62	4.00	5.07
Liberty Growth & Income Fund, Variable Series	7/5/1994	16.97	-0.84		9.02
Liberty Money Market	1/3/1989	-1.58	0.93	1.75	2.30
Liberty S&P 500 Index Fund, Variable B	5/25/2000	24.81			-7.46
Liberty Select Value Fund, Variable B	5/25/2000	24.58			5.23
Lord Abbett Growth & Income	12/11/1989	28.07	3.86	9.24	10.02
Lord Abbett Mid-Cap Value	9/15/1999	21.95			12.51
MFS Emerging Growth SC	7/24/1995	27.02	-6.29		4.94
MFS Mass Investors Growth Stock SC	5/3/1999	19.85			-2.53
MFS Mass Investors Trust SC	10/9/1995	19.10	-5.22		5.04
MFS New Discovery SC	4/29/1998	30.43	5.49		4.94
Newport Tiger Fund, Variable B	5/1/1995	41.93	4.80		-0.44
PIMCO Real Return	9/30/1999	6.41			8.82
PIMCO Total Return	12/31/1997	2.68	3.29		3.72
Stein Roe Growth Stock Fund, Variable (B)	1/3/1989	22.24	-6.78	5.22	8.01
Wanger International Select	2/1/1999	38.06			7.42
Wanger International Small Cap	5/3/1995	45.52	5.92		11.14
Wanger Select	2/1/1999	27.79			11.89
Wanger US Smaller Companies	5/3/1995	40.01	6.35		13.60

* The Life of Fund calculation for any Fund under a year old is not annualized.

**Effective April 14, 2003, this sub-account invested in Class B shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield Fund, Variable Series ("Columbia High Yield") and Galaxy VIP Columbia High Yield Fund II, with Columbia High Yield as the surviving fund. As a result of the merger, this sub-account now invests in Class B shares of Columbia High Yield. The performance shown in the table is based on performance of Class B share of Colonial High Yield, in which the sub-account actually invested during the relevant period.

*** Effective April 14, 2003, this sub-account invested in Class A shares of Galaxy VIP Columbia Real Estate Equity Fund ("Galaxy Real Estate"). Effective on that date, Galaxy Real Estate merged with Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate"), with Columbia Real Estate as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Columbia Real Estate. The performance shown in the table is based on performance of Class A share of Galaxy Real Estate, in which the sub-account actually invested during the relevant period.

**** Effective April 7, 2003, this sub-account invested in Class A shares of Galaxy VIP Quality Plus Bond Fund ("Galaxy Bond Fund"). Effective on that date, Bond Fund merged with Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities"), with Liberty Federal Securities as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Liberty Federal Securities. The performance shown in the table is based on performance of Class A share of Galaxy Bond Fund, in which the sub-account actually invested during the relevant period.

SUN LIFE FINANCIAL MASTERS FLEX NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	6.97	4.36		4.77
Capital Appreciation S Class	8/13/1985	25.46	-7.62	4.01	8.24
Capital Opportunities S Class	6/3/1996	25.13	-3.67		4.42
Emerging Growth S Class	5/1/1995	28.19	-6.65		5.33
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	29.16	8.84		2.77
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	22.33	5.98		6.28
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	29.24	-3.40	2.56	4.69
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	29.18	0.31		4.63
Global Growth S Class	11/16/1993	32.09	2.35	5.86	6.41
Government Securities S Class	8/12/1985	-0.42	3.14	3.60	5.27
High Yield S Class	8/13/1985	18.48	2.15	3.67	5.61
Lord Abbett Series Fund All Value	4/30/2003				23.43
Lord Abbett Series Fund Growth & Income	12/11/1989	28.07	3.72	8.19	8.64
Lord Abbett Series Fund Growth Opportunities	4/30/2003				17.79
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	21.95			12.50
Mass Investors Trust S Class	12/5/1986	19.70	-5.09	6.59	7.50
Mass Invst Growth Stock S Class	5/5/1998	20.08	-5.64		-2.01
Mid Cap Growth S Class	8/31/2000	34.24			-20.37
Mid Cap Value S Class	4/30/2002	28.94			0.42
Money Market S Class	8/29/1985	-1.88	0.67	1.45	2.28
New Discovery S Class	5/5/1998	31.98	3.86		4.20
Oppenheimer Capital Appreciation Fund	4/3/1985	27.75	-1.16	7.38	8.25
Oppenheimer Global Securities Fund/VA	11/12/1990	39.26	5.96	6.37	8.19
Oppenheimer Main St. Fund/VA	7/5/1995	23.60	-2.13		7.75
Oppenheimer Main St. Small Cap Fund	5/1/1998	41.00	5.09		3.42
PIMCO Emerging Markets Bond Portfolio	9/30/2002	28.74			37.80
PIMCO Low Duration Portfolio	2/16/1999	-0.30			2.64
PIMCO Real Return Bond Portfolio	9/30/1999	6.41			8.82
PIMCO Total Return Bond Portfolio	12/31/1997	2.68	3.29		3.72
Research International S Class	5/5/1998	30.41	4.12		2.24
Research S Class	11/7/1994	22.20	-5.02		6.31
Strategic Growth S Class	11/1/1999	24.19			-9.32
Strategic Income S Class	5/6/1998	9.95	3.49		2.86
Strategic Value S Class	4/30/2002	24.16			-2.05
Sun Capital All Cap Fund S Class	4/30/2002	49.12			6.32
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	6.92	3.56		3.49
Sun Capital Real Estate Fund	12/7/1998	32.89	12.34		11.80
Sun Capital Real Estate Fund S Class	12/7/1998	32.55	12.05		11.51
Total Return S Class	5/16/1988	14.20	3.27	7.16	7.96
Utilities S class	11/16/1993	32.97	-0.57	7.32	7.22
Value S Class	5/5/1998	22.27	4.26		4.34

* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you are age 76 or older on the Open Date and you have selected the optional death benefit rider for total maximum insurance charges of 2.25% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit, your insurance charges would be less than 2.25% and the non-standardized performance would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

COLUMBIA ALL-STAR NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	1/14/1991	21.05	2.83	10.22	8.99
Alliance Bernstein VP Premier Growth Fund - B Class	6/26/1992	12.43	-7.33	7.50	8.43
Alliance Bernstein VP Technology Fund - B Class	1/11/1996	32.40	-5.41		3.86
Alliance Bernstein VP Worldwide Privatization Fund - B	9/23/1994	31.69	4.08		6.40
Colonial Strategic Income Fund, Variable B	7/5/1994	7.49	3.61		5.26
Columbia High Yield	5/19/1998	4.89	-2.02		-2.54
Columbia Real Estate Equity Fund, Variable Series	3/3/1998	22.53	9.41		5.78
Franklin Templeton VIP Trust Franklin Growth & Income	1/24/1989	14.70	-2.13	4.47	4.71
Franklin Templeton VIP Trust Mutual Shares Securities	11/8/1996	14.17	5.84		6.13
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	21.07	-3.58	2.42	4.58
Liberty All Star Equity Fund, Variable B	11/17/1997	29.40	-1.52		1.24
Liberty Asset Allocation Fund, Variable Series	1/3/1989	9.42	-1.13	4.49	6.38
Liberty Federal Securities Fund, Variable (B)	1/3/1989	-7.34	3.46	3.86	4.95
Liberty Growth & Income Fund, Variable Series	7/5/1994	8.80	-1.00		8.92
Liberty Money Market	1/3/1989	-8.81	0.77	1.60	2.16
Liberty S&P 500 Index Fund, Variable B	5/25/2000	16.65			-9.04
Liberty Select Value Fund, Variable B	5/25/2000	16.41			3.56
Lord Abbett Growth & Income	12/11/1989	19.90	3.71	9.13	9.93
Lord Abbett Mid-Cap Value	9/15/1999	13.78			12.36
MFS Emerging Growth SC	7/24/1995	18.85	-6.47		4.83
MFS Mass Investors Growth Stock SC	5/3/1999	11.68			-2.70
MFS Mass Investors Trust SC	10/9/1995	10.93	-5.41		4.91
MFS New Discovery SC	4/29/1998	22.27	5.36		4.80
Newport Tiger Fund, Variable B	5/1/1995	33.76	4.66		-0.63
PIMCO Real Return	9/30/1999	-1.46			8.66
PIMCO Total Return	12/31/1997	-4.89	3.13		3.57
Stein Roe Growth Stock Fund, Variable (B)	1/3/1989	14.07	-6.97	5.11	7.94
Wanger International Select	2/1/1999	29.90			7.28
Wanger International Small Cap	5/3/1995	37.35	5.78		11.05
Wanger Select	2/1/1999	19.63			11.76
Wanger US Smaller Companies	5/3/1995	31.84	6.19		13.52

* The Life of Fund calculation for any Fund under a year old is not annualized.

**Effective April 14, 2003, this sub-account invested in Class B shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield Fund, Variable Series ("Columbia High Yield") and Galaxy VIP Columbia High Yield Fund II, with Columbia High Yield as the surviving fund. As a result of the merger, this sub-account now invests in Class B shares of Columbia High Yield. The performance shown in the table is based on performance of Class B share of Colonial High Yield, in which the sub-account actually invested during the relevant period.

*** Effective April 14, 2003, this sub-account invested in Class A shares of Galaxy VIP Columbia Real Estate Equity Fund ("Galaxy Real Estate"). Effective on that date, Galaxy Real Estate merged with Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate"), with Columbia Real Estate as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Columbia Real Estate. The performance shown in the table is based on performance of Class A share of Galaxy Real Estate, in which the sub-account actually invested during the relevant period.

**** Effective April 7, 2003, this sub-account invested in Class A shares of Galaxy VIP Quality Plus Bond Fund ("Galaxy Bond Fund"). Effective on that date, Bond Fund merged with Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities"), with Liberty Federal Securities as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Liberty Federal Securities. The performance shown in the table is based on performance of Class A share of Galaxy Bond Fund, in which the sub-account actually invested during the relevant period.

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-0.94	4.20		4.60
Capital Appreciation S Class	8/13/1985	17.30	-7.81	3.90	8.17
Capital Opportunities S Class	6/3/1996	16.96	-3.84		4.30
Emerging Growth S Class	5/1/1995	20.02	-6.82		5.23
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	20.99	8.69		2.58
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	14.17	5.84		6.13
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	21.07	-3.58	2.42	4.58
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	21.01	0.14		4.50
Global Growth S Class	11/16/1993	23.92	2.21	5.74	6.28
Government Securities S Class	8/12/1985	-7.74	2.98	3.45	5.17
High Yield S Class	8/13/1985	10.32	1.98	3.53	5.51
Lord Abbett Series Fund All Value	4/30/2003				15.27
Lord Abbett Series Fund Growth & Income	12/11/1989	19.90	3.57	8.08	8.54
Lord Abbett Series Fund Growth Opportunities	4/30/2003				9.62
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	13.78			12.35
Mass Investors Trust S Class	12/5/1986	11.53	-5.28	6.49	7.41
Mass Invst Growth Stock S Class	5/5/1998	11.92	-5.82		-2.17
Mid Cap Growth S Class	8/31/2000	26.08			-21.86
Mid Cap Value S Class	4/30/2002	20.77			-4.19
Money Market S Class	8/29/1985	-9.08	0.50	1.30	2.15
New Discovery S Class	5/5/1998	23.81	3.72		4.06
Oppenheimer Capital Appreciation Fund	4/3/1985	19.58	-1.32	7.28	8.17
Oppenheimer Global Securities Fund/VA	11/12/1990	31.10	5.83	6.23	8.08
Oppenheimer Main St. Fund/VA	7/5/1995	15.43	-2.31		7.65
Oppenheimer Main St. Small Cap Fund	5/1/1998	32.84	4.94		3.24
PIMCO Emerging Markets Bond Portfolio	9/30/2002	20.58			31.62
PIMCO Low Duration Portfolio	2/16/1999	-7.63			2.48
PIMCO Real Return Bond Portfolio	9/30/1999	-1.46			8.66
PIMCO Total Return Bond Portfolio	12/31/1997	-4.89	3.13		3.57
Research International S Class	5/5/1998	22.24	3.97		2.07
Research S Class	11/7/1994	14.04	-5.20		6.20
Strategic Growth S Class	11/1/1999	16.02			-9.58
Strategic Income S Class	5/6/1998	1.80	3.33		2.69
Strategic Value S Class	4/30/2002	15.99			-6.53
Sun Capital All Cap Fund S Class	4/30/2002	40.96			1.42
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	-0.99	3.40		3.33
Sun Capital Real Estate Fund	12/7/1998	24.72	12.19		11.65
Sun Capital Real Estate Fund S Class	12/7/1998	24.38	11.90		11.37
Total Return S Class	5/16/1988	6.04	3.11	7.04	7.86
Utilities S class	11/16/1993	24.80	-0.74	7.21	7.10
Value S Class	5/5/1998	14.11	4.11		4.18

* The Life of Fund calculation for any Fund under a year old is not annualized.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $30 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00005675 (the daily equivalent of the current maximum charge of 2.05% on an annual basis) gives a net investment factor of 1.00321836. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6114412 (14.5645672 X 1.00321836).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845467 (12.3456789 X 1.00322953 (the Net Investment Factor) based on the daily equivalent of maximum annuity phase charge of 1.65% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845467. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3845467).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of Sun Life AssuranceCompany of Canada (U.S.) ("Sun Life (U.S.)"). Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by (Sun Life (U.S.) and its subsidiary, Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), and variable life insurance contracts issued by Sun Life (U.S.).

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

ACCOUNTANTS

The financial statements of Sun Life Insurance and Annuity Company of New York that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes two explanatory paragraphs relating to the merger of Sun Life Insurance and Annuity Company of New York with Keyport Benefit Life Insurance Company ("Keyport") on November 1, 2001 described in Note 1; and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.)Variable Account C that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included herein. The consolidated financial statements of Sun Life Insurance and Annuity Company (N.Y.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31
	2003	2002	2001 Restated

Revenues

Premiums and annuity considerations	$ 28,457	$ 20,285	$ 19,187
Net investment income	85,302	74,847	21,276
Net realized investment gains (losses)	10,647	(7,265)	361
Fee and other income	13,988	11,686	8,142

Total revenues	138,394	99,553	48,966

Benefits and Expenses

Interest credited	78,432	62,830	12,682
Policyowner benefits	26,651	16,428	14,563
Operating expenses	16,118	16,979	9,477
Amortization of deferred policy acquisition costs	17,501	8,157	5,137

Total benefits and expenses	138,702	104,394	41,859

(Loss) income before income tax (benefit) expense	(308)	(4,841)	7,107

Income tax (benefit) expense	(390)	(1,710)	2,546

Net income (loss)	$ 82	$ (3,131)	$ 4,561

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

BALANCE SHEETS

(in thousands, except share data)
ASSETS	December 31, 2003	December 31, 2002
Investments
Available-for-sale fixed maturities at fair value (amortized cost of
$1,747,123 and $1,496,857 in 2003 and 2002, respectively)	$ 1,796,351	$ 1,539,156
Mortgage loans	107,996	50,921
Policy loans	274	270
Short-term investments	-	6,390

Total investments	1,904,621	1,596,737

Cash and cash equivalents	60,310	157,563
Accrued investment income	22,520	19,800
Deferred policy acquisition costs	49,496	46,567
Deferred federal income taxes	-	1,007
Goodwill	37,788	37,788
Receivable for investments sold	33,640	1,262
Other assets	14,196	17,301
Separate account assets	580,203	514,749

Total assets	$ 2,702,774	$ 2,392,774

LIABILITIES

Future contract and policy benefits	$ 48,760	$ 40,510
Contractholder deposit funds and other policy liabilities	1,720,732	1,431,353
Deferred federal income taxes	304	-
Payable for investments purchased and loaned	58,682	73,474
Payable to affiliate	-	28,400
Other liabilities and accrued expenses	2,513	12,220
Separate account liabilities	580,203	514,749

Total liabilities	$ 2,411,194	$ 2,100,706

Commitments and contingencies - Note 17

STOCKHOLDER'S EQUITY

Common stock, $350 par value - 6,001 shares authorized;
6,001 shares issued and outstanding	$ 2,100	$ 2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive income	24,746	25,316
Retained earnings	24,771	24,689
Total stockholder's equity	$ 291,580	$ 292,068

Total liabilities and stockholder's equity	$ 2,702,774	$ 2,392,774

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31
	2003	2002	2001 Restated

Net income (loss)	$ 82	$ (3,131)	$ 4,561
Other comprehensive income (loss)
Net unrealized holding gains (losses) on available-for-sale
Securities, net of tax and policyholder amounts	13,621	25,664	(2,623)
Reclassification adjustments of realized investment (gains)
Losses into net income (loss), net of tax	(14,191)	1,853	(239)
Other comprehensive income (loss)	(570)	27,517	(2,862)

Comprehensive (loss) income	$ (488)	$ 24,386	$ 1,699

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2000	$ 2,000	$ 29,500
$                     661
				$ 23,259	$ 55,420

Acquisition of Keyport Benefit Life (November 1, 2001)	100	99,463			99,563
Net income - Restated				4,561	4,561
Other comprehensive loss - Restated			(2,862)		(2,862)
Capital contribution		66,000			66,000

Balance at December 31, 2001 - Restated	2,100	194,963

(2,201)
				27,820	222,682

Net loss				(3,131)	(3,131)
Other comprehensive income			27,517		27,517
Capital contribution		45,000			45,000

Balance at December 31, 2002	2,100	239,963	25,316	24,689	292,068

Net income				82	82
Other comprehensive loss			(570)		(570)

Balance at December 31, 2003	$ 2,100	$ 239,963	$ 24,746	$ 24,771	$ 291,580

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31

2003

2002

2001 Restated

Cash Flows From Operating Activities:

Net income (loss)

$ 82

$ (3,131)

$ 4,561

Adjustments to reconcile net income (loss) to net cash provided by

Operating activities:

Amortization of discount and premiums

13,252

11,281

47

Amortization of deferred policy acquisition costs

17,501

8,157

5,137

Net realized losses (gains) on investments

(10,647)

7,265

(361)

Interest credited to contractholder deposit funds

78,432

62,830

12,682

Deferred federal income taxes

1,432

(6,261)

(26,726)

Changes in assets and liabilities:

Deferred acquisition costs

(28,231)

(31,994)

(5,614)

Accrued investment income

(2,720)

(5,087)

72

Net change in other assets and liabilities

(34,752)

21,807

11,622

Future contract and policy benefits

8,250

591

2,837

Net cash provided by operating activities

42,599

65,458

4,257

Cash Flows From Investing Activities:

Sales, maturities and repayments of:

Available-for-sale fixed maturities

43,284

995,278

79,710

Mortgage loans

4,285

6,103

7,172

Purchases of:

Available-for-sale fixed maturities

(296,155)

(1,466,958)

(183,328)

Mortgage loans

(61,360)

(32,770)

(4,630)

Net change in payable/receivable of investments purchased and sold

(47,170)

73,474

-

Net change in policy loans

(4)

143

128

Net change in short-term investments

6,390

11,367

(1,756)

Net cash used in investing activities

(350,730)

(413,363)

(102,704)

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS (Continued)

(in thousands)

For the years ended December 31

2003

2002

2001 Restated

Cash Flows From Financing Activities:

Deposits to contractholder deposit funds

$ 363,764

$ 572,888

$ 85,705

Withdrawals from contractholder deposit funds

(152,886)

(171,608)

(54,103)

Capital contributions

-

45,000

66,000

Net cash provided by financing activities

210,878

446,280

97,602

(Decrease) increase in cash and cash equivalents

(97,253)

98,375

(845)

Cash and cash equivalents, beginning of year

157,563

59,188

7,292

    Cash acquired from acquisition through merger of Keyport Benefit Life Insurance Company

-

-

52,741

Cash and cash equivalents, end of year

$ 60,310

$ 157,563

$ 59,188

Supplemental schedule of noncash activities:

Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor") and Keyport Benefit Life Insurance Company ("KBL") were merged on December 31, 2002, with Sun NY Predecessor as the surviving company ("SLNY").  As part of the merger, SLNY issued 4,001 additional shares of common stock in exchange for all the assets and liabilities of KBL.  Total book value of assets acquired and liabilities assumed by SLNY were $1,869.3 million and $1,652.8 million, respectively, at December 31, 2002.  These financial statements give effect to this transaction as of November 1, 2001.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

On October 9, 2002, Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor"), which was a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S."), and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport Life Insurance Company ("Keyport"), an affiliate, filed an Agreement and Plan of Merger ("Merger Agreement") with the New York State Insurance Department.  On December 31, 2002 at 5:00 p.m., Sun NY Predecessor and KBL completed the merger.  Pursuant to the Merger Agreement, KBL merged with and into Sun NY Predecessor, with Sun NY Predecessor as the surviving company ("SLNY"), and SLNY issued 4,001 additional shares of common stock to Keyport in exchange for the assets and liabilities of KBL.  As a result of the additional common stock issuance, SLNY became a subsidiary of both Keyport and Sun Life U.S., with Keyport owning 67% of the common stock of SLNY.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations."  Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer.  The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

SLNY is licensed and authorized to write all the business that was previously being written by KBL and SLNY.  The merger had no effect on the existing rights and benefits of policyholders or contract holders of either company.  Keyport, KBL, Sun Life U.S., Sun NY Predecessor, and SLNY were at all times relevant to the merger indirect wholly-owned subsidiaries of Sun Life Assurance Company of Canada ("SLOC"). SLOC is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.

SLNY is engaged in the sale of fixed and variable annuity contracts, group life, variable universal life, stop loss and group disability insurance contracts.  These contracts are sold by insurance agents, some of whom are registered representatives of national and regional stock brokerage firms and brokers. On October 21, 2003, SLNY announced that it was introducing a portfolio of Variable Universal Life ("VUL") insurance products to customers in New York State.

On December 31, 2003, Keyport was merged into Sun Life U.S. with Sun Life U.S being the surviving company. Consequently, SLNY is a wholly-owned subsidiary of Sun Life U.S.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.  The most significant estimates are those used in determining deferred policy acquisition costs ("DAC"), the fair value of financial instruments, other-than-temporary impairments of investment, and the liabilities for future policyholder benefits.

Financial Instruments

In the normal course of business, SLNY may enter into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  SLNY evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments, and short term bank participations.  All such investments have been purchased with maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Investments

SLNY accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities."  At the time of purchase, fixed maturity securities are classified based on intent, as either held-to-maturity or available-for-sale.  In order for the securities to be classified as held-to-maturity, SLNY must have positive intent and ability to hold the securities to maturity.  Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts.  Securities that do not meet this criteria are classified as available-for-sale.  Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported as a separate component of other comprehensive income.  Fair values for publicly traded securities are obtained from external market quotations.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities, repayment and liquidity characteristics.  SLNY does not engage in trading activities.  All of SLNY's fixed maturity securities are classified as available-for-sale.  All security transactions are recorded on a trade-date basis.

SLNY's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that SLNY is unable to recover all amounts due under the contractual obligations of the security. Once an impairment charge has been recorded, SLNY continues to review the other-than-temporarily impaired security for additional impairment, if necessary.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses.  Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price.  A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount.  Loans are also charged against the allowance when determined to be uncollectible.  The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay.  While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance. The loans are collateralized by the respective insurance policy and do not exceed the excess of the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method.  When an impairment of a specific investment or a group of investments is determined to be other-than-temporary, a realized investment loss is recorded.  Changes in the provision for estimated losses on mortgage loans are included in net realized investment gains and losses.

Income on investments is recorded on the accrual basis.  Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgement of management, the investments are estimated to be fully collectible as to both principal and interest.

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses.  This amortization is reviewed quarterly and adjusted retrospectively by a cumulative charge or credit to current operations when SLNY revises the actual profits and its estimate of future gross profits to be realized from investment-type contracts, including realized and unrealized gains and losses from investments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs (continued)

Although realization of deferred policy acquisition cost ("DAC") is not assured, SLNY believes it is more likely than not that all of these costs will be realized.  The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization.  Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

Reinsurance receivables from reinsurance ceded are also included in other assets.

Policy liabilities and accruals

Future contract and policy benefits are liabilities for traditional life, disability, stop loss and annuity products.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.  The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency.  The assumptions used are based upon SLNY's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products, such as deferred annuities and guaranteed investment contracts.  The liabilities consist of net deposits and interest credited less administrative charges.  The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims.  These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered revenue when due.  Premiums related to group disability insurance and stop loss are recognized as revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges.  Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue and Expenses (continued)

Other than DAC, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies and stop loss, are recognized when incurred in a manner designed to match them with related premium revenue and spread income to be recognized over the expected policy lives.  For investment-type contracts, benefits include death benefits in excess of account values, which are recognized as incurred.

Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses. Management believes intercompany expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if SLNY operated on a stand-alone basis.

Income Taxes

SLNY will file a stand-alone federal income tax return for 2003.  Taxes are computed under SFAS No. 109, "Accounting for Income Taxes."  Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109.  These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

SLNY has established separate accounts applicable to various classes of contracts providing for variable benefits and they are generally not subject to liabilities that arise from any other business of SLNY.  Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities.  Contracts for which funds are invested in separate accounts include individual qualified and non-qualified variable annuity contracts.  Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements.  Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

Reclassification

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2003 presentation.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

New Accounting Pronouncements

In May 2003, the Financial Accounting Standards Board ("FASB") issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 requires certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity to be classified as liabilities.  SFAS No. 150 was effective July 1, 2003 for SLNY.  The adoption of SFAS No. 150 did not have a material effect on SLNY's financial position or results of operations.

On March 14, 2003, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements Other Than Those Specifically Described in FASB Statement No. 97."  This proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97.  This proposed SOP is effective for fiscal years beginning after December 15, 2004.  SLNY is in the process of evaluating the provisions of this proposed SOP and its impact on SLNY's financial position and results of operations.

In March 2003, the Accounting Standards Executive Committee ("AcSEC") approved SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Separate Accounts."  This SOP provides guidance on accounting and reporting by insurance companies for certain non-traditional, long-duration contracts and for separate accounts.  This SOP is effective for fiscal years beginning after December 15, 2003.  SLNY is in the process of evaluating the provisions of this SOP and its impact on SLNY's financial position and results of operations.

In January 2003, the FASB issued FASB Interpretation No. 46,  "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version.  FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other variable interest entities ("VIEs").  Early adoption is permitted.  SLNY adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003.  The adoption of FIN No. 46 and FIN 46R did not have a material effect on SLNY's financial position or results of operations.

Effective December 31, 2003, SLNY adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". As such, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities" that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that SLNY considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

2. GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of KBL (through the acquisition of Keyport) on October 31, 2001 by SLF, a Canadian holding company and parent of SLOC.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed by SLNY as of November 1, 2001 (in thousands):

Assets:

Fixed-maturity securities

$ 809,972

Accrued investment income

12,438

Receivable for investments sold

2,041

Goodwill

35,314

Deferred taxes

13,931

Cash and cash equivalents

52,741

Other assets acquired

998

Separate account assets

218,677

Total assets acquired

1,146,112

Liabilities:

Policy liabilities

826,124

Other liabilities

1,748

Separate accounts

218,677

Total liabilities assumed

1,046,549

Net assets acquired

$ 99,563

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

2. GOODWILL (continued)

In 2002, SLNY completed its valuation of certain assets acquired and liabilities assumed.  The revisions increased goodwill by $2.5 million, increased deferred tax asset by $1.9 million, decreased other liabilities by $47,000 and decreased investments by $4.5 million.

Goodwill is accounted for in accordance with SFAS No. 142, "Goodwill and Other Intangible Assets".  Effective January 1, 2002, goodwill is no longer amortized and is tested for impairment on an annual basis.  SLNY completed the required impairment tests of goodwill and indefinite-lived intangible assets prior to reporting for the second quarter of 2003 and concluded that these assets are not impaired.  SLNY used the actuarial appraisal method, with assumptions and discount rates reflective of current market conditions and determined that the fair value of SLNY was at least equal to the carrying value. SLNY also compared the results of that valuation to a range of values based on historical multiples, and found them to be consistent with the results of the actuarial appraisal method. Goodwill is allocated to the Wealth Management Segment.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

SLNY has agreements with Sun Life U.S. and certain affiliates, under which SLNY receives, as requested, certain investment and administrative services on a cost reimbursement basis.  Expenses under these agreements amounted to approximately $5.2 million, $4.4 million and $3.8 million for the years ended December 31, 2003, 2002 and 2001, respectively.  Management believes intercompany expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if SLNY operated on a stand-alone basis.

In 2002, SLNY received $14.9 million of additional capital contributions from Sun Life U.S. and $30.1 million of additional capital contributions from Keyport.

In 2001, KBL received $66.0 million of additional capital contributions from Keyport.

SLNY had $4.0 million and $30.6 million due to related parties at December 31, 2003 and 2002, respectively, and $4.4 million and $0.6 million due from related parties at December 31, 2003 and 2002, respectively.

During 2003, SLNY paid $0.1 million in commission fees to MFS/Sun Life Financial Distributors, Inc.

During 2003 and 2002, the Company paid $3.1 million and $1.2 million, respectively, in commission fees to Independent Financial Marketing Group, Inc.

As more fully described in Note 8, SLNY has been involved in several reinsurance transactions with SLOC.

As more fully described in Note 9, SLNY participates in a pension plan and other post-retirement benefits sponsored by Sun Life U.S.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of SLNY's fixed maturities were as follows (in 000's):

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

(Losses)

Value

Available-for-sale fixed maturities:

Non-Corporate Securities

Asset backed and mortgage backed securities

$ 313,303

$ 5,751

$ (5,152)

$ 313,902

Foreign government & agency securities

7,859

393

(2)

8,251

States & political subdivisions

-

-

-

-

U.S. treasury & agency securities

92,543

1,006

(2)

93,548

Total Non-Corporate Securities

413,705

7,150

(5,156)

415,701

Corporate Securities

Basic industry

38,944

1,827

(5)

40,766

Capital goods

68,563

4,540

(119)

72,984

Communications

133,742

4,807

(990)

137,560

Consumer cyclical

166,590

8,824

(50)

175,365

Consumer noncyclical

50,813

1,740

(36)

52,517

Energy

64,584

3,746

(161)

68,170

Finance

405,646

13,246

(1,028)

417,863

Technology

19,426

644

-

20,070

Transportation

50,293

1,380

(1,925)

49,748

Utilities

265,091

11,386

(1,771)

274,707

Other

69,726

1,581

(402)

70,900

Total Corporate Securities

1,333,418

53,721

(6,487)

1,380,650

Total available-for-sale fixed maturities

$ 1,747,123

$ 60,871

$ (11,643)

$ 1,796,351

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (continued)

December 31, 2002

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

(Losses)

Value

Available-for-sale fixed maturities:

Non-Corporate Securities

Asset backed and mortgage backed securities

$ 320,944

$ 8,353

$ (2,822)

$ 326,475

Foreign government & agency securities

6,475

434

-

6,909

States & political subdivisions

-

-

-

-

U.S. treasury & agency securities

66,623

1,220

-

67,843

Total Non-Corporate Securities

394,042

10,007

(2,822)

401,227

Corporate Securities

Basic industry

34,613

1,737

(6)

36,344

Capital goods

37,601

2,533

(1)

40,133

Communications

88,324

3,703

(472)

91,555

Consumer cyclical

122,135

6,021

(91)

128,065

Consumer noncyclical

42,335

1,653

(683)

43,305

Energy

65,877

3,553

(346)

69,084

Finance

406,505

17,055

(2,414)

421,146

Technology

8,457

423

(175)

8,705

Transportation

53,816

2,947

(1,593)

55,170

Utilities

220,202

7,397

(7,412)

220,187

Other

22,950

1,300

(15)

24,235

Total Corporate Securities

1,102,815

48,322

(13,208)

1,137,929

Total available-for-sale fixed maturities

$ 1,496,857

$ 58,329

$ (16,030)

$ 1,539,156

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or SLNY may have the right to put or sell the obligations back to the issuers.

December 31, 2003

December 31, 2002

Amortized Cost

Fair Value

Amortized Cost

Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 92,562

$ 93,375

$ 97,069

$ 97,959

Due after one year through five years

738,877

762,346

623,403

643,846

Due after five years through ten years

405,732

426,295

356,199

369,097

Due after ten years

196,649

200,433

99,242

101,779

Subtotal

1,433,820

1,482,449

1,175,913

1,212,681

Asset-backed securities

313,303

313,902

320,944

326,475

Total

$ 1,747,123

$ 1,796,351

$ 1,496,857

$ 1,539,156

Gross gains of $14.0 million, $5.9 million and $3.3 million, and gross losses of $2.6 million, $8.5 million and $2.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2003, 2002 and 2001, respectively.

Fixed maturities with an amortized cost of approximately $0.4 million and $1.0 million at December 31, 2003 and 2002, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2003, 96.2% of SLNY's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2003, 2002 and 2001, SLNY incurred realized losses totaling $0.8 million, $4.6 million and $0.6 million, respectively, for other-than-temporary impairment of certain fixed maturities after determining that not all of the unrealized losses were temporary in nature.  During 2003, $0.3 million of the prior years' losses were recovered through disposition and are included in realized gains.  During 2002, $0.2 million of the 2001 losses were recovered through disposition and were included in realized gains. During 2001, $0.6 million of the 2000 losses were recovered through disposition and were included in realized gains.

SLNY has discontinued the accrual of income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $198,000, $98,000 and $75,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2003 is as follows:

Less than 12 months

12 months or more

Total

#

Fair Value

Unrealized Losses

#

Fair Value

 Unrealized
Losses

#

Fair Value

Unrealized Losses

Non-Corporate Securities

     Asset backed and mortgage       backed securities

20

$35,744

$(1,637)

7

$ 8,817

$ (3,515)

27

$ 44,561

$ (5,152)

     Foreign government & agency securities

1

181

(1)

-

-

-

1

181

(1)

     U.S. treasury & agency securities

1

21,240

(2)

-

-

-

1

21,240

(2)

Total Non-Corporate Securities

22

57,165

(1,640)

7

8,817

(3,515)

29

65,982

(5,155)

Corporate Securities

Basic industry

2

211

(5)

-

-

-

2

211

(5)

Capital goods

3

6,469

(119)

-

-

-

3

6,469

(119)

Communications

13

32,287

(990)

-

-

-

13

32,287

(990)

Consumer cyclical

4

11,655

(50)

-

-

-

4

11,655

(50)

Consumer noncyclical

6

4,541

(36)

-

-

-

6

4,541

(36)

Energy

3

5,755

(161)

-

-

-

3

5,755

(161)

Finance

20

38,648

(751)

6

20,658

(278)

26

59,306

(1,029)

Transportation

16

14,608

(805)

3

5,330

(1,119)

19

19,938

(1,924)

Utilities

17

56,334

(1,399)

3

5,775

(372)

20

62,109

(1,771)

Other

5

27,202

(395)

1

246

(8)

6

27,448

(403)

Total Corporate Securities

89

197,710

(4,711)

13

32,009

(1,777)

102

229,719

(6,488)

Total fixed maturities available-for-sale

111

$254,875

$ (6,351)

20

$ 40,826

$ (5,292)

131

$ 295,701

$ (11,643)

SLNY has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with a market value that has been below 80% of amortized cost for more than six months are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. SLNY's process focuses on issuer operating performance as well as overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on issuer financial ratios, including leverage and coverage measures specific to an industry and relative to any investment covenants. Additionally, SLNY's analysis assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been trading below 80% of amortized cost, rating agency actions, and any other key developments. SLNY has a Credit Committee that includes members from its Investment, Finance and Actuarial functions.  The Credit Committee meets and reviews the results of SLNY's impairment analysis on a quarterly basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

Mortgage loans

SLNY invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

SLNY monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management's judgment, the mortgage loan's value has been impaired, appropriate losses are recorded.   SLNY had no restructured or impaired mortgage loans at December 31, 2003 and 2002, respectively.

Mortgage loans comprised the following property types and geographic regions (in 000's):

December 31,

Property Type:

2003

2002

Office building

$ 45,630

$ 22,828

Residential

1,591

-

Retail

37,022

11,967

Industrial/warehouse

15,950

11,258

Other

7,884

4,949

Valuation allowance

(81)

(81)

Total

$ 107,996

$ 50,921

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

December 31,

Geographic region:

2003

2002

Arizona

$ 6,727

$ 2,434

California

5,150

5,571

Colorado

6,174

-

Delaware

8,814

8,944

Florida

15,915

3,744

Georgia

790

-

Indiana

6,221

1,834

Maryland

7,830

3,096

Michigan

471

511

Minnesota

2,838

2,911

Missouri

1,294

-

New Jersey

2,800

-

New York

6,657

7,561

Ohio

7,291

1,159

Pennsylvania

16,136

8,830

Texas

4,775

641

Utah

1,869

1,980

Virginia

4,200

1,160

Other

2,125

626

Valuation allowance

(81)

(81)

Total

$ 107,996

$ 50,921

At December 31, 2003, scheduled mortgage loan maturities were as follows (in 000's):

2004

$ 3,468

2005

806

2006

-

2007

18,398

2008

5,174

Thereafter

80,150

Total

$ 107,996

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

SLNY has made commitments of mortgage loans on real estate and other loans into the future.  The outstanding commitments for these mortgages amounted to $18.6 million and $0.7 million at December 31, 2003 and 2002, respectively.

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31 (in 000's):

2003

2002

2001 - Restated

Fixed maturities

$ 11,421

$ (2,641)

$ 983

Mortgage loans

-

-

(81)

Short-term investments

1

3

9

Write-down of fixed maturities

(775)

(4,627)

(550)

Total

$ 10,647

$ (7,265)

$ 361

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000's):

2003

2002

2001 - Restated

Fixed maturities

$ 82,165

$ 72,786

$             19,024

Mortgage loans

4,693

2,640

2,374

Policy loans

20

24

33

Other

18

115

41

Gross investment income

86,896

75,565

21,472

Less: Investment expenses

1,594

718

196

Net investment income

$ 85,302

$ 74,847

$ 21,276

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of SLNY's financial instruments at December 31  (in 000's):

2003

2002

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 60,310

$ 60,310

$ 157,563

$ 157,563

Fixed maturities

1,796,351

1,796,351

1,539,156

1,539,156

Mortgages

107,996

113,644

50,921

56,717

Policy loans

274

274

270

270

Short-term investments

-

-

6,390

6,390

Separate account assets

580,203

580,203

514,749

514,749

Financial liabilities:

Contractholder deposit funds

$ 1,720,732

$ 1,623,047

$ 1,431,353

$ 1,374,908

Separate account liabilities

$ 580,203

$ 580,203

$ 514,749

$ 514,749

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest. The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of SLNY's contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

8. REINSURANCE

SLNY has an agreement with SLOC whereby SLOC reinsures the mortality risks of SLNY's group life insurance contracts.

Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY. The reinsurance block was closed for new business effective December 31, 2003.

SLNY has an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts. The block is closed for new business.

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by SLNY.

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for medical stop loss contracts ceded by SLNY.

SLNY has an agreement with an unrelated company whereby the unrelated company reimburses SLNY for benefits, expenses and interest credits for Focus V and Galaxy V fixed annuities issued in 2000 if the asset pools backing the liability are insufficient.

The effects of reinsurance were as follows (in 000's):

For the Years Ended December 31,

2003

2002

2001

Insurance premiums:

Direct

$ 33,418

$ 25,900

$ 22,158

Ceded - Affiliated

3,468

4,133

1,842

Ceded - Non-affiliated

1,493

1,482

1,129

Net Premiums

$ 28,457

$ 20,285

$ 19,187

Insurance and other individual policy benefits, and claims:

Direct

$ 31,276

$ 19,644

$ 19,525

Ceded - Affiliated

3,775

2,858

4,565

Ceded - Non-affiliated

850

358

397

Net policy benefits and claims

$ 26,651

$ 16,428

$ 14,563

SLNY is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim.  Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, SLNY periodically evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS

Pension Plan

SLNY participates in a non-contributory defined benefit pension plan that is sponsored by Sun Life U.S., which is directly liable for the related obligations.  Benefits under all plans are based on years of service and employees' average compensation. SLNY is allocated a portion of the pension plan expenses.  The allocated expenses were $41,000, $14,000 and $13,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SLNY participates in a 401(K) plan sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible at date of hire.  Under the plan, employer contributions are matched up to a specified amount of the employee's contributions to the plan.  The SLNY portion of this employer contribution was $23,000, $15,700 and $6,200 for the years ended December 31, 2003, 2002 and 2001, respectively.

Other Post-Retirement Benefit Plans

SLNY participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.  SLNY is allocated a portion of these post-retirement benefit plans expenses.  The allocated expenses were $4,000, $11,000 and $10,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. FEDERAL INCOME TAXES

SLNY will file a stand-alone federal tax return for the year ended December 31, 2003.  In 2007 and periods thereafter, SLNY will file a consolidated tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.  For periods prior to 2003, SLNY filed federal income tax as part of the consolidated tax return. However, federal income taxes were calculated as if SLNY was filing a separate federal income tax return.  A summary of the components of federal income tax expense in the statements of income for the years ended December 31, was as follows (in 000's):

2003

2002

2001 - Restated

Federal income tax expense (benefit):

Current

$    (1,996)

$              274

$ 535

Deferred

1,606

 (1,984)

2,011

Total

$ (390)

$ (1,710)

$ 2,546

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (continued)

Federal income taxes attributable to the operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. SLNY's effective rate differed from the federal income tax rate as follows (in 000's):

2003

2002

2001 - Restated

Expected federal income tax (benefit) expense

$ (108)

$ (1,695)

$ 2,487

Other

(282)

(15)

59

Federal income tax (benefit) expense

$ (390)

$ (1,710)

$ 2,546

The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of SLNY's deferred tax assets and liabilities as of December 31 were as follows (in 000's):

2003

2002

Deferred tax assets:

Actuarial liabilities

$ 21,583

$ 13,479

Net operating loss

4,856

6,532

Other

-

492

Total deferred tax assets

26,439

20,503

Deferred tax liabilities:

Investments, net

(17,033)

(13,131)

Deferred policy acquisition costs

(6,974)

(6,365)

Other

(2,736)

-

Total deferred tax liabilities

(26,743)

(19,496)

Net deferred tax (liabilities) assets

$ (304)

$ 1,007

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (Continued)

SLNY made no tax payments in 2003.  For prior periods, payments were made under certain tax sharing agreements that required each company to calculate its liability as if it filed a separate return.  Sun NY Predecessor had cash payments to Sun Life U.S. for federal income taxes of approximately $2.7 million for the year ended December 31, 2002 and had cash received of approximately $2.0 million for the year ended December 31, 2003.  Similarly, KBL paid approximately $0.6 million to Keyport for federal income taxes for the year ended December 31, 2002 and received approximately $1.0 million from Keyport for the year ended December 31, 2003.  At December 31, 2003, SLNY had $13.9 million of net operating loss carryforwards which will expire, if unused, in 2017.

SLNY's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the financial statements in anticipation of the results of these audits.  Sun NY Predecessor and KBL are currently under audit by the IRS for the years 1998 through 2000 and 1999 through October 31, 2001, respectively.  In SLNY's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on SLNY's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of SLNY's ultimate liability are revised.

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the stop loss, group life and group disability products is summarized below (in 000's):

2003

2002

Balance at January 1

$ 24,294

$ 23,615

Less reinsurance recoverable

(6,621)

(6,078)

Net balance at January 1

17,673

17,537

Incurred related to:

Current year

15,538

12,062

Prior years

(160)

(1,946)

Total incurred

15,378

10,116

Paid losses related to:

Current year

(5,867)

(6,660)

Prior years

(4,257)

(3,320)

Total paid

(10,124)

(9,980)

Balance at December 31

32,410

24,294

Less reinsurance recoverable

(9,483)

(6,621)

Net balance at December 31

$ 22,927

$ 17,673

SLNY regularly updates its estimates of liabilities for unpaid claims and claims adjustments expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability line of business.  Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

12. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31, were as follow (in 000's):

2003

2002

Balance at January 1

$ 46,567

$ 23,248

Acquisition costs deferred

28,231

31,994

Amortized to expense during year

(17,501)

(8,157)

Adjustment for unrealized investment gains

during year

(7,801)

(518)

Balance at December 31

$ 49,496

$ 46,567

13. SEGMENT INFORMATION

SLNY conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities.  Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker.  As a result of the merger at December 31, 2002, KBL's results are included with the Wealth Management Segment. Net investment income is allocated based on segmented assets by line of business.  SLNY does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management Segment markets and administers individual and group fixed and variable annuity products.

Group Protection

The Group Protection Segment markets and administers group life insurance, stop loss insurance, long-term disability and short-term disability products.  These products are sold to employers that provide group benefits for their employees.

Individual Protection

The individual insurance products offered by the Individual Protection Segment are conversions from the group life products. On October 21, 2003, SLNY announced that it received approval to sell Variable Universal Life ("VUL") insurance products to customers in New York State.

Corporate

The Corporate segment includes the unallocated capital of SLNY and items not otherwise attributable to the other segments.  Management evaluates the results of the operating segments on an after-tax basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

13. SEGMENT INFORMATION (Continued)

The following amounts pertained to the various business segments (in 000's):

Year ended December 31, 2003

Wealth

Group

Individual

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 108,427

$ 26,609

$ 873

$ 2,485

$ 138,394

Total Expenditures

112,438

25,712

713

(161)

138,702

Pretax Income (Loss)

(4,011)

897

160

2,646

(308)

Net Income (Loss)

(2,484)

608

113

1,845

82

Total Assets

$ 2,619,362

$ 46,535

$ 1,460

$ 35,417

$ 2,702,774

Year ended December 31, 2002

Total Revenues

$ 77,917

$ 20,181

$ 422

$ 1,033

$ 99,553

Total Expenditures

89,093

15,630

350

(679)

104,394

Pretax Income (Loss)

(11,176)

4,551

72

1,712

(4,841)

Net Income (Loss)

(7,493)

3,195

51

1,116

(3,131)

Total Assets

$ 2,340,358

$ 34,946

$ 1,282

$ 16,188

$ 2,392,774

Year ended December 31, 2001 - Restated

Total Revenues

$ 27,466

$ 19,407

$ 229

$ 1,864

$ 48,966

Total Expenditures

24,876

15,930

898

155

41,859

Pretax Income (Loss)

2,590

3,477

(669)

1,709

7,107

Net Income (Loss)

1,919

2,641

(489)

490

4,561

Total Assets

$ 1,851,291

$ 37,728

$ 1,267

$ 12,337

$ 1,902,623

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

14. REGULATORY FINANCIAL INFORMATION

SLNY is required to file quarterly and annual statements with the Insurance Department of the State of New York prepared on a statutory accounting basis prescribed or permitted by the State of New York.  Statutory net income and capital stock and surplus differ from net income and stockholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

SLNY's statutory surplus and net income (loss) were as follows (in 000's):

Unaudited for the Years ended December 31,

2003

2002

2001 - Restated

Statutory surplus and capital

$ 186,480

$162,669

$133,305

Statutory net income (loss)

16,477

(16,547)

(13,073)

15. DIVIDEND RESTRICTIONS

SLNY's ability to pay dividends are subject to certain statutory restrictions.  The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers.  New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2003, 2002 or 2001.

16. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31, were as follows (in 000's):

2003

2002

Unrealized gains (losses) on available-for-sale and securities

$ 49,228

$ 42,299

DAC unrealized amortization

(11,139)

(3,339)

Tax effect

(13,343)

(13,644)

Accumulated other comprehensive income

$ 24,746

$ 25,316

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

17. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies.  Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

SLNY's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, SLNY received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in SLNY's separate accounts.  SLNY responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified SLNY that it intended to commence an examination of SLNY and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  SLNY is cooperating in the examination.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of SLNY's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors.

Litigation

SLNY is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition or results of operations or cash flow of SLNY.

Indemnities

In the normal course of business, SLNY has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  SLNY has also agreed to indemnify its directors and certain of its officers and employees in accordance with SLNY's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate SLNY's potential liability.

Lease Commitments

SLNY leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years.  As of December 31, 2003, minimum future lease payments under such leases are as follows (in 000's):

2004

$ 216

Total

$ 216

Total rental expense for the years ended December 31, 2003, 2002 and 2001 was $1.1 million, $1.1 million and $0.5 million, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2003 and 2002, and the related statements of income, comprehensive income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, on December 31, 2002, Sun Life Insurance and Annuity Company of New York merged with Keyport Benefit Life Insurance Company.  The Companies became affiliates on November 1, 2001 as a result of the acquisition of Keyport Benefit Life Insurance Company's parent by Sun Life Insurance and Annuity Company of New York's ultimate parent.  The merger of Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company was accounted for at historical cost as required by Statement of Financial Accounting Standards No. 141 "Business Combinations" for transfers of assets among affiliates.  The balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2001 and the related statements of income, stockholders' equity, comprehensive income and cash flows for the year then ended have been restated to give effect to the merger as of November 1, 2001.

The balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2001 presents the combination of the financial statements of Sun Life Insurance and Annuity Company of New York (predecessor basis) and Keyport Benefit Life Insurance Company.  Such individual financial statements were audited before the applicable effects of the changes described in the preceding paragraph.  Our report on the predecessor balance sheet of Sun Life Insurance and Annuity Company of New York expressed an unqualified opinion as to the conformity with accounting principles generally accepted in the United States of America.  The balance sheet of Keyport Benefit Life Insurance Company as of December 31, 2001 was audited by other auditors and their report on the financial statements expressed an adverse opinion as to the conformity with accounting principles generally accepted in the United States of America and an unqualified opinion as to the conformity with statutory accounting principles.  We have audited the adjustments that were applied to restate the 2001 balance sheet of Keyport Benefit Life Insurance Company to reflect the effects of the changes for the adoption of accounting principles generally accepted in the United States of America and the adjustments to give effect to the merger as described in Note 1.  In our opinion, such adjustments are appropriate and have been properly applied.

Deloitte & Touche LLP

Boston, Massachusetts

March 29, 2004

Independent Auditors' Report

To the Contract Owners in Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of MFS/Sun Life Bond S Sub-Account, MFS/Sun Life Bond Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Opportunities S Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Markets Equity S Sub-Account, MFS/Sun Life Emerging Markets Equity Sub-Account, MFS/Sun Life Global Asset Allocation Sub-Account, MFS/Sun Life Global Governments S Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life Global Growth S Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Global Total Return S Sub-Account, MFS/Sun Life Global Total Return Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life International Growth S Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life International Investors Trust Sub-Account, MFS/Sun Life International Value S Sub-Account, MFS/Sun Life Managed Sectors S Sub-Account, MFS/Sun Life Managed Sectors Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Mid Cap Growth S Sub-Account, MFS/Sun Life Mid Cap Value S Sub-Account, MFS/Sun Life Money Market S Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Research Growth and Income S Sub-Account, MFS/Sun Life Research Growth and Income Sub-Account, MFS/Sun Life Research International S Sub-Account, MFS/Sun Life Research International Sub-Account, MFS/Sun Life Research S Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Strategic Growth S Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income S Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account , MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Value S Sub-Account, MFS/Sun Life Value Sub-Account, Lord Abbett Series Fund Growth and Income Sub-Account, Lord Abbett Series Fund Mid-Cap Value Sub-Account, Templeton Foreign Securities Series Sub-Account, Franklin Mutual Shares Securities Series Sub-Account, Franklin Small Cap Value Securities Series Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, Oppenheimer Main St. Growth and Income Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Main St. Small Cap Sub-Account and Sun Capital Real Estate Sub-Account of Sun Life (N.Y.) Variable Account C (the ''Sub-Accounts'') as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2003 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 22, 2004

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2003

Assets:

Investments in :

Shares

Cost

Value

 MFS/Sun Life Series Trust

 Bond S Class (MF7)

24,579

$

288,179

$

303,064

 Bond Series (BDS)

229,434

2,682,697

2,842,692

 Capital Appreciation S Class (MFD)

10,731

165,760

185,103

 Capital Appreciation Series (CAS)

1,225,483

31,976,754

21,262,129

 Capital Opportunities S Class (CO1)

3,919

38,445

46,280

 Capital Opportunities Series (COS)

300,690

4,677,132

3,563,173

 Emerging Growth S Class (MFF)

5,989

73,405

82,229

 Emerging Growth Series (EGS)

895,635

24,282,049

12,377,681

 Emerging Markets Equity S Class (EM1)

4,923

41,595

62,962

 Emerging Markets Equity Series (FCE)

42,478

439,756

545,836

 Global Asset Allocation Series (GAA)

-

-

-

 Global Governments S Class (GG1)

347

4,192

4,462

 Global Governments Series (GGS)

150,973

1,641,766

1,950,568

 Global Growth S Class (GG2)

1,231

10,118

13,101

 Global Growth Series (GGR)

674,881

8,237,803

7,221,226

 Global Total Return S Class (GT2)

15,224

205,337

237,958

 Global Total Return Series (GTR)

333,631

4,673,566

5,238,013

 Government Securities S Class (MFK)

165,366

2,195,133

2,212,594

 Government Securities Series (GSS)

905,669

12,142,121

12,172,186

 High Yield S Class (MFC)

64,502

438,025

466,350

 High Yield Series (HYS)

1,463,677

10,360,580

10,640,933

 International Growth S Class (IG1)

4,912

46,007

56,145

 International Growth Series (FCG)

125,883

1,304,573

1,442,617

 International Investors Trust Series (MII)

193,162

2,174,454

2,370,102

 International Value S Class (MI1)

5,859

54,541

71,708

 Managed Sectors S Class (MS1)

1,892

28,409

31,123

 Managed Sectors Series (MSS)

378,622

9,613,357

6,266,189

 Massachusetts Investors Growth Stock S Class (M1B)

40,271

320,301

344,319

 Massachusetts Investors Growth Stock Series (MIS)

674,747

7,102,532

5,802,821

 Massachusetts Investors Trust S Class (MFL)

9,661

218,297

245,284

 Massachusetts Investors Trust Series (MIT)

1,408,041

46,572,774

35,919,134

 Mid Cap Growth S Class (MC1)

51,903

245,402

261,591

 Mid Cap Value S Class (MCV)

27,179

260,681

284,020

 Money Market S Class (MM1)

1,067,194

1,067,194

1,067,194

 Money Market Series (MMS)

11,888,078

11,888,078

11,888,078

 New Discovery S Class (M1A)

15,321

163,532

193,197

 New Discovery Series (NWD)

231,097

2,960,772

2,932,614

 Research Growth and Income S Class (RG1)

2,790

29,815

34,963

 Research Growth and Income Series (RGS)

207,418

2,710,099

2,609,322

 Research International S Class (RI1)

21,397

227,158

255,695

 Research International Series (RSS)

85,306

929,386

1,024,519

 Research S Class (RE1)

4,644

55,284

63,947

 Research Series (RES)

1,149,383

23,959,105

15,907,460

 Strategic Growth S Class (SG1)

95,838

649,268

684,286

 Strategic Growth Series (SGS)

57,394

406,497

412,092

 Strategic Income S Class (SI1)

12,399

125,406

137,129

 Strategic Income Series (SIS)

114,954

1,185,250

1,278,288

 Strategic Value S Class (SVS)

2,792

25,238

27,977

 Total Return S Class (MFJ)

263,300

4,525,533

4,718,337

 Total Return Series (TRS)

2,590,495

45,771,118

46,628,911

 Utilities S Class (MFE)

8,038

88,878

97,904

 Utilities Series (UTS)

677,657

9,893,355

8,287,750

 Value S Class (MV1)

40,938

491,878

555,117

 Value Series (MVS)

481,290

5,859,935

6,550,362

 Lord Abbett Series Fund, Inc.

 Lord Abbett Series Fund Growth & Income (LA1)

38,342

869,626

940,155

 Lord Abbett Series Fund Mid-Cap Value (LA2)

423

6,395

7,199

 Franklin Templeton Variable Insurance Products Trust

 Templeton Foreign Securities Series (FTI)

43,779

493,526

535,856

 Franklin Mutual Shares Securities Fund (FMS)

3,227

45,218

48,049

 Franklin Small Cap Value Securities Series (FVS)

1,189

13,987

15,062

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in

Sun Life (N. Y.) Variable Account C

Statements of Condition - December 31, 2003 - continued

        Assets - continued

Shares

Cost

Value

 PIMCO Variable Insurance Trust

 Real Return Bond Portfolio (PRR)

6,766

$

82,165

$

83,631

 Total Return Bond Portfolio (PTR)

73,022

754,989

756,512

 Oppenheimer Variable Account  Funds

 Main St. Growth & Income Fund (OMG)

3,474

61,550

66,347

 Capital Appreciation Fund (OCA)

18,771

605,517

648,175

Main St. Small Cap Fund (OMS)

880

10,929

11,791

 Sun Capital Advisers Trust

 Real Estate Fund (SC3)

22,007

308,895

332,092

$

288,781,317

$

243,323,604

Liability:

 Payable to sponsor

(357,112)

 Net Assets

$

242,966,492

Net Assets Applicable to Contract Owners:

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

Consolidated Regatta Contracts:

MFS/Sun Life Series Trust

 MF7

27,267

$

303,064

$

-

$

303,064

 BDS

214,107

2,841,670

-

2,841,670

 MFD

19,323

185,103

-

185,103

 CAS

1,472,691

21,193,538

6,488

21,200,026

 CO1

4,851

46,280

-

46,280

 COS

298,753

3,563,173

-

3,563,173

 MFF

8,002

82,229

-

82,229

 EGS

978,305

12,315,148

59,169

12,374,317

 EM1

4,623

62,962

-

62,962

 FCE

55,647

545,836

-

545,836

 GAA

-

-

-

-

 GG1

329

4,462

-

4,462

 GGS

123,602

1,950,149

-

1,950,149

 GG2

1,142

13,101

-

13,101

 GGR

424,744

7,174,299

43,237

7,217,536

 GT2

19,492

237,958

-

237,958

 GTR

311,788

5,201,356

32,759

5,234,115

 MFK

216,546

2,212,594

-

2,212,594

 GSS

802,266

12,091,876

74,735

12,166,611

 MFC

39,343

466,350

-

466,350

 HYS

738,644

10,617,986

21,047

10,639,033

 IG1

4,502

56,145

-

56,145

 FCG

127,528

1,434,631

8,612

1,443,243

 MII

158,834

2,343,023

25,814

2,368,837

 MI1

5,662

71,708

-

71,708

 MS1

3,173

31,123

-

31,123

 MSS

436,205

6,241,560

21,987

6,263,547

 M1B

34,831

344,319

-

344,319

 MIS

768,535

5,719,454

76,476

5,795,930

 MFL

24,552

245,283

-

245,283

 MIT

2,266,305

35,457,984

357,654

35,815,638

 MC1

22,054

261,590

-

261,590

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.).) Sub-Accounts Included in

Sun Life (N. Y.) Variable Account C

Statements of Condition - December 31, 2003 - continued

Net Assets Applicable to Contract Owners: - continued

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

MFS/Sun Life Series Trust - continued

Units

Value

Annuities

Total

 MCV

22,736

$

284,020

$

-

$

284,020

 MM1

107,976

1,067,194

-

1,067,194

 MMS

934,706

11,372,616

488,313

11,860,929

 M1A

19,393

193,197

-

193,197

 NWD

223,352

2,899,190

31,891

2,931,081

 RG1

3,456

34,963

-

34,963

 RGS

215,089

2,597,178

13,090

2,610,268

 RI1

20,234

255,695

-

255,695

 RSS

90,141

1,024,519

-

1,024,519

 RE1

6,547

63,947

-

63,947

 RES

1,200,316

15,896,437

11,879

15,908,316

 SG1

57,155

684,286

-

684,286

 SGS

75,193

412,092

-

412,092

 SI1

11,880

137,129

-

137,129

 SIS

103,290

1,278,288

-

1,278,288

 SVS

2,637

27,977

-

27,977

 MFJ

420,181

4,718,337

-

4,718,337

 TRS

2,392,586

45,746,883

753,977

46,500,860

 MFE

8,106

97,904

-

97,904

 UTS

443,600

8,205,865

77,203

8,283,068

 MV1

49,506

555,117

-

555,117

 MVS

536,812

6,548,504

-

6,548,504

Lord Abbett Series Fund, Inc.

 LA1

74,789

940,155

-

940,155

 LA2

581

7,199

-

7,199

Franklin Templeton Variable Insurance Products Trust

 FTI

41,808

535,856

-

535,856

 FMS

3,938

48,049

-

48,049

 FVS

1,158

15,062

-

15,062

PIMCO Variable Insurance Trust

 PRR

7,757

83,631

-

83,631

 PTR

72,475

756,512

-

756,512

Oppenheimer Variable Account Funds

 OMG

5,592

66,347

-

66,347

 OCA

52,771

648,175

-

648,175

 OMS

898

11,791

-

11,791

Sun Capital Advisers Trust

 SC3

24,813

332,092

-

332,092

Net Assets

$

240,862,161

$

2,104,331

$

242,966,492

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2003

 MF7
Sub-Account

 BDS
Sub-Account

 MFD
Sub-Account

 CAS
Sub-Account

 CO1
Sub-Account

 COS
Sub-Account

 MFF
Sub-Account

Income and Expenses:

 Dividend income

$

6,195

$

131,250

$

-

$

-

$

58

$

11,240

$

-

 Mortality and expense risk charges

(2,623

)

(33,998

)

(1,384

)

(249,483

)

(593

)

(40,079

)

(599

)

 Administrative charges

(315

)

(4,080

)

(166

)

(29,938

)

(71

)

(4,810

)

(72

)

 Net investment income (loss)

$

3,257

$

93,172

$

(1,550

)

$

(279,421

)

$

(606

)

$

(33,649

)

$

(671

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

596

$

87,745

$

5,318

$

(8,809,180

)

$

(1,922

)

$

(1,073,386

)

$

3,799

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

596

$

87,745

$

5,318

$

(8,809,180

)

$

(1,922

)

$

(1,073,386

)

$

3,799

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

14,885

$

159,995

$

19,343

$

(10,714,625

)

$

7,835

$

(1,113,959

)

$

8,824

 Beginning of year

$

6,171

$

122,479

$

(575

)

$

(24,599,133

)

$

(3,933

)

$

(2,959,030

)

$

(238

)

 Change in unrealized appreciation (depreciation)

$

8,714

$

37,516

$

19,918

$

13,884,508

$

11,768

$

1,845,071

$

9,062

 Realized and unrealized gains (losses)

$

9,310

$

125,261

$

25,236

$

5,075,328

$

9,846

$

771,685

$

12,861

Increase (Decrease) in net assets from operations

$

12,567

$

218,433

$

23,686

$

4,795,907

$

9,240

$

738,036

$

12,190

 EGS
 Sub-
Account

 EM1
 Sub-
Account

 FCE
 Sub-
Account

 GAA
 Sub-
Account

 GGI
 Sub-
Account

 GGS
 Sub-
Account

 GG2
 Sub-
Account

Income and Expenses:

 Dividend income

$

-

$

237

$

1,383

$

74,642

$

-

$

107,400

$

31

 Mortality and expense risk charges

(145,541

)

(717

)

(3,832

)

(16,983

)

(31

)

(25,594

)

(151

)

 Administrative charges

(17,465

)

(86

)

(460

)

(2,038

)

(4

)

( 3,071

)

(18

)

 Net investment income (loss)

(163,006

)

(566

)

(2,909

)

55,621

(35

)

78,735

(138

)

$

$

$

$

$

$

$

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(3,745,957

)

$

1,430

$

(11,342

)

$

(450,960

)

$

(4

)

$

119,094

$

216

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

(3,745,957

)

$

1,430

$

(11,342

)

$

(450,960

)

$

(4

)

$

119,094

$

216

Net unrealized appreciation (depreciation) on investments:

 End of year

$

(11,904,368

)

$

21,367

$

106,080

$

-

$

270

$

308,802

$

2,983

 Beginning of year

$

(18,847,308

)

$

(1,246

)

$

(35,802

)

$

(602,202

)

$

-

$

245,253

$

(45

)

 Change in unrealized appreciation (depreciation)

$

6,942,940

$

22,613

$

141,882

$

602,202

$

270

$

63,549

$

3,028

 Realized and unrealized gains (losses)

$

3,196,983

$

24,043

$

130,540

$

151,242

$

266

$

182,643

$

3,244

Increase (Decrease) in net assets from operations

$

3,033,977

$

23,477

$

127,631

$

206,863

$

231

$

261,378

$

3,106

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2003 - continued

 GGR
Sub-Account

 GT2
Sub-Account

 GTR
Sub-Account

MFK Sub-Account

GSS Sub-Account

 MFC
Sub-Account

 HYS
Sub-Account

Income and Expenses:

 Dividend income

$

31,041

$

4,018

$

79,370

$

15,176

$

677,924

$

6,207

$

918,573

 Mortality and expense risk charges

(79,502

)

(2,328

)

(44,918

)

(12,204

)

(185,809

)

(2,558

)

(125,722

)

 Administrative charges

(9,540

)

(279

)

(5,390

)

(1,464

)

(22,297

)

(307

)

(15,087

)

 Net investment income (loss)

$

(58,001

)

$

1,411

$

29,062

$

1,508

$

469,818

$

3,342

$

777,764

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(2,715,237

)

$

425

$

(120,260

)

$

394

$

266,306

$

981

$

(617,343

)

 Realized gain distribution

-

-

-

3,039

131,646

-

-

 Net realized gains (losses)

$

(2,715,237

)

$

425

$

(120,260

)

$

3,433

$

397,952

$

981

$

(617,343

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,016,577

)

$

32,621

$

564,447

$

17,461

$

30,065

$

28,325

$

280,353

 Beginning of year

$

(5,678,275

)

$

(2,029

)

$

(326,594

)

$

12,508

$

788,810

$

1,629

$

(1,386,261

)

 Change in unrealized appreciation (depreciation)

$

4,661,698

$

34,650

$

891,041

$

4,953

$

(758,745

)

$

26,696

$

1,666,614

 Realized and unrealized gains (losses)

$

1,946,461

$

35,075

$

770,781

$

8,386

$

(360,793

)

$

27,677

$

1,049,271

Increase (Decrease) in net assets from operations

$

1,888,460

$

36,486

$

799,843

$

9,894

$

109,025

$

31,019

$

1,827,035

 IG1
Sub-Account

 FCG
Sub-Account

 MII
Sub-Account

 MI1
Sub-Account(a)

 MS1
Sub-Account

 MSS
Sub-Account

 M1B
Sub-Account

Income and Expenses:

 Dividend income

$

210

$

8,712

$

22,454

$

437

$

-

$

-

$

-

 Mortality and expense risk charges

(433

)

(14,675

)

(25,739

)

(816

)

(403

)

(74,606

)

(2,904

)

 Administrative charges

(52

)

(1,761

)

(3,089

)

(98

)

(48

)

(8,953

)

(348

)

 Net investment income (loss)

$

(275

)

$

(7,724

)

$

(6,374

)

$

(477

)

$

(451

)

$

(83,559

)

$

(3,252

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

2,484

$

(99,280

)

$

(140,473

)

$

438

$

(4

)

$

(3,831,671

)

$

(1,532

)

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

2,484

$

(99,280

)

$

(140,473

)

$

438

$

(4

)

$

(3,831,671

)

$

(1,532

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

10,138

$

138,044

$

195,648

$

17,167

$

2,714

$

(3,347,168

)

$

24,018

 Beginning of year

$

241

$

(348,897

)

$

(539,942

)

$

217

$

(3,551

)

$

(8,531,410

)

$

(16,627

)

 Change in unrealized appreciation (depreciation)

$

9,897

$

486,941

$

735,590

$

16,950

$

6,265

$

5,184,242

$

40,645

 Realized and unrealized gains (losses)

$

12,381

$

387,661

$

595,117

$

17,388

$

6,261

$

1,352,571

$

39,113

Increase (Decrease) in net assets from operations

$

12,106

$

379,937

$

588,743

$

16,911

$

5,810

$

1,269,012

$

35,861

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2003 - continued

MIS

MFL

MIT

MC1

MCV

MM1

MMS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

1,318

$

388,958

$

-

$

4

$

1,372

$

94,552

 Mortality and expense risk charges

(65,986

)

(1,993

)

(420,185

)

(1,138

)

(915

)

(7,199

)

(178,751

)

 Administrative charges

(7,918

)

(239

)

(50,422

)

(137

)

(110

)

(864

)

(21,450

)

 Net investment income (loss)

$

(73,904

)

$

(914

)

$

(81,649

)

$

(1,275

)

$

(1,021

)

$

(6,691

)

$

(105,649

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(1,135,426

)

$

1,221

$

(4,355,402

)

$

518

$

654

$

-

$

-

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

(1,135,426

)

$

1,221

$

(4,355,402

)

$

518

$

654

$

-

$

-

 Net unrealized appreciation  (depreciation) on investments:

 End of year

$

(1,299,711

)

$

26,987

$

(10,653,640

)

$

16,189

$

23,339

$

-

$

-

 Beginning of year

$

(3,567,603

)

$

(4,189

)

$

(21,640,821

)

$

(2,967

)

$

(29

)

$

-

$

-

 Change in unrealized appreciation (depreciation)

$

2,267,892

$

31,176

$

10,987,181

$

19,156

$

23,368

$

-

$

-

 Realized and unrealized gains (losses)

$

1,132,466

$

32,397

$

6,631,779

$

19,674

$

24,022

$

-

$

-

Increase (Decrease) in net assets from operations

$

1,058,562

$

31,483

$

6,550,130

$

18,399

$

23,001

$

(6,691

)

$

(105,649

)

M1A

NWD

RG1

RGS

RI1

RSS

RE1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

-

$

169

$

19,111

$

169

$

5,362

$

118

 Mortality and expense risk charges

(2,230

)

(30,654

)

(395

)

(29,429

)

(1,127

)

(10,651

)

(518

)

 Administrative charges

(268

)

(3,678

)

(47

)

(3,531

)

(135

)

(1,278

)

(62

)

 Net investment income (loss)

$

(2,498

)

$

(34,332

)

$

(273

)

$

(13,849

)

$

(1,093

)

$

(6,567

)

$

(462

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

448

$

(268,715

)

$

33

$

(165,856

)

$

324

$

(64,220

)

$

(1,252

)

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

448

$

(268,715

)

$

33

$

(165,856

)

$

324

$

(64,220

)

$

(1,252

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

29,665

$

(28,158

)

$

5,148

$

(100,777

)

$

28,537

$

95,133

$

8,663

 Beginning of year

$

(18,749

)

$

(1,044,086

)

$

(1,989

)

$

(835,161

)

$

(2,294

)

$

(228,677

)

$

(1,323

)

 Change in unrealized appreciation (depreciation)

$

48,414

$

1,015,928

$

7,137

$

734,384

$

30,831

$

323,810

$

9,986

 Realized and unrealized gains (losses)

$

48,862

$

747,213

$

7,170

$

568,528

$

31,155

$

259,590

$

8,734

Increase (Decrease) in net assets from operations

$

46,364

$

712,881

$

6,897

$

554,679

$

30,062

$

253,023

$

8,272

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2003 - continued

RES

SG1

SGS

SI1

SIS

SVS

MFJ

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

128,844

$

-

$

-

$

3,656

$

51,534

$

-

$

32,772

 Mortality and expense risk charges

(188,096

)

(2,386

)

(3,819

)

(1,383

)

(14,829

)

(146

)

(21,822

)

 Administrative charges

(22,572

)

(286

)

(458

)

(166

)

(1,780

)

(18

)

(2,619

)

 Net investment income (loss)

$

(81,824

)

$

(2,672

)

$

(4,277

)

$

2,107

$

34,925

$

(164

)

$

8,331

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment  transactions:

 Realized gains (losses) on sale of fund share

$

(2,324,745

)

$

748

$

(25,769

)

$

136

$

25,188

$

2

$

(7,309

)

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

(2,324,745

)

$

748

$

(25,769

)

$

136

$

25,188

$

2

$

(7,309

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(8,051,645

$

35,018

$

5,595

$

11,723

$

93,038

$

2,739

$

192,804

 Beginning of year

$

(13,662,880

)

$

(28

)

$

(95,744

)

$

4,059

$

21,922

$

-

$

(70,285

)

 Change in unrealized appreciation (depreciation)

$

5,611,235

$

35,046

$

101,339

$

7,664

$

71,116

$

2,739

$

263,089

 Realized and unrealized gains (losses)

$

3,286,490

$

35,794

$

75,570

$

7,800

$

96,304

$

2,741

$

255,780

Increase (Decrease) in net assets from operations

$

3,204,666

$

33,122

$

71,293

$

9,907

$

131,229

$

2,577

$

264,111

TRS

MFE

UTS

MV1

MVS

LA1

LA2

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

1,525,368

$

-

$

222,236

$

4,185

$

91,649

$

5,252

$

33

 Mortality and expense risk charges

(553,978

)

(421

)

(87,108

)

(4,425

)

(69,507

)

(3,188

)

(41

)

 Administrative charges

(66,477

)

(51

)

(10,453

)

(531

)

(8,341

)

(383

)

(5

)

 Net investment income (loss)

$

904,913

$

(472

)

$

124,675

$

(771

)

$

13,801

$

1,681

$

(13

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(1,953,853

)

$

(1,317

)

$

(1,412,159

)

$

(1,458

)

$

(249,275

)

$

1,805

$

(3

)

 Realized gain distribution

-

-

-

-

-

-

68

 Net realized gains (losses)

$

(1,953,853

)

$

(1,317

)

$

(1,412,159

)

$

(1,458

)

$

(249,275

)

$

1,805

$

65

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

857,793

$

9,026

$

(1,605,605

)

$

63,239

$

690,427

$

70,529

$

804

 Beginning of year

$

(6,729,023

)

$

(1,225

)

$

(4,996,076

)

$

(18,568

)

$

(773,564

)

$

-

$

-

 Change in unrealized appreciation (depreciation)

$

7,586,816

$

10,251

$

3,390,471

$

81,807

$

1,463,991

$

70,529

$

804

 Realized and unrealized gains (losses)

$

5,632,963

$

8,934

$

1,978,312

$

80,349

$

1,214,716

$

72,334

$

869

Increase (Decrease) in net assets from operations

$

6,537,876

$

8,462

$

2,102,987

$

79,578

$

1,228,517

$

74,015

$

856

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2003 - continued

FTI

FMS

FVS

PRR

PTR

OMG

OCA

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

100

$

-

$

5

$

188

$

4,025

$

-

$

-

 Mortality and expense risk charges

(1,695

)

(114

)

(54

)

(444

)

(2,749

)

(255

)

(2,118

)

 Administrative charges

(203

)

(14

)

(6

)

(53

)

(330

)

(31

)

(254

)

 Net investment income (loss)

$

(1,798

)

$

(128

)

$

(55

)

$

(309

)

$

946

$

(286

)

$

(2,372

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment  transactions:

 Realized gains (losses) on sale of fund share

$

1,772

$

30

$

416

$

(90

)

$

(380

)

$

10

$

989

 Realized gain distribution

-

-

-

1,634

5,039

-

-

 Net realized gains (losses)

$

1,772

$

30

$

416

$

1,544

$

4,659

$

10

$

989

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

42,330

$

2,831

$

1,075

$

1,466

$

1,523

$

4,797

$

42,658

 Beginning of year

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Change in unrealized appreciation (depreciation)

$

42,330

$

2,831

$

1,075

$

1,466

$

1,523

$

4,797

$

42,658

 Realized and unrealized gains (losses)

$

44,102

$

2,861

$

1,491

$

3,010

$

6,182

$

4,807

$

43,647

Increase (Decrease) in net assets from operations

$

42,304

$

2,733

$

1,436

$

2,701

$

7,128

$

4,521

$

41,275

OMS

SC3

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

-

 Mortality and expense risk charges

(35

)

(1,043

)

 Administrative charges

(4

)

(125

)

 Net investment income (loss)

$

(39

)

$

(1,168

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

4

$

759

 Realized gain distribution

-

-

 Net realized gains (losses)

$

4

$

759

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

862

$

23,197

 Beginning of year

$

-

$

-

 Change in unrealized appreciation (depreciation)

$

862

$

23,197

 Realized and unrealized gains (losses)

$

866

$

23,956

Increase (Decrease) in net assets from operations

$

827

$

22,788

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets

MF7

BDS

MFD

CAS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002

Operations:

 Net investment income (loss)

$

3,257

$

2,827

$

93,172

$

37,205

$

(1,550

)

$

(118

)

$

(279,421

)

$

(323,324

)

 Net realized gains (losses)

596

(769

)

87,745

22,577

5,318

(2

)

(8,809,180

)

(13,506,177

)

 Net unrealized gains (losses)

8,714

6,171

37,516

100,304

19,918

(575

)

13,884,508

2,144,920

 Increase (Decrease) in net assets from operations

$

12,567

$

8,229

$

218,433

$

160,086

$

23,686

$

(695

)

$

4,795,907

$

(11,684,581

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

100,400

$

136,358

$

16,098

$

16,501

$

18,196

$

12,863

$

101,060

$

363,478

 Net transfers between Sub-Accounts and Fixed Account

72,886

(23,237

)

741,240

1,182,618

93,873

37,200

(392,926

)

(1,687,284

)

 Withdrawals, surrenders, annuitizations and contract charges

(2,361

)

(1,778

)

(461,829

)

(217,701

)

(20

)

-

(2,880,121

)

(4,480,808

)

 Net accumulation activity

$

170,925

$

111,343

$

295,509

$

981,418

$

112,049

$

50,063

$

(3,171,987

)

$

(5,804,614

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

 17,052

$

-

$

-

$

 -

$

 -

 Annuity payments and account fees

-

-

(17,527

)

 (1,171

)

-

-

     (393

)

(446

)

 Adjustments to annuity reserve

-

-

(816

)

 (206

)

-

-

(13,884

)

24,876

 Net annuitization activity

$

-

$

-

$

(18,343

)

$

 15,675

$

-

$

-

$

(14,277

)

$

24,430

 Increase (Decrease) in net assets from contract owner

$

170,925

$

111,343

$

277,166

$

997,093

$

112,049

$

50,063

$

(3,186,264

)

$

(5,780,184

)

 Increase (Decrease) in net assets

$

183,492

$

119,572

$

495,599

$

1,157,179

$

135,735

$

49,368

$

1,609,643

$

(17,464,765

)

Net Assets:

 Beginning of year

119,572

-

2,346,071

1,188,892

49,368

-

19,590,383

37,055,148

 End of year

$

303,064

$

119,572

$

2,841,670

$

2,346,071

$

185,103

$

49,368

$

21,200,026

$

19,590,383

Unit Transactions:

Units outstanding, beginning of year

11,203

 -

189,891

104,737

6,547

 -

1,718,560

2,149,799

 Purchased

9,125

13,658

1,235

1,393

2,213

1,671

7,023

30,580

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

7,150

(2,283

58,774

102,419

10,565

4,876

(39,086

)

(143,355

)

 Withdrawn, surrendered and annuitized

(210

)

(172

)

(35,793

)

(18,658

)

(2

)

 -

(213,805

)

(318,464

)

 Units outstanding, end of year

27,267

11,203

214,107

189,891

19,323

6,547

1,472,691

1,718,560

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

CO1

COS

MFF

EGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002

Operations:

 Net investment income (loss)

$

(606

)

$

(266

)

$

(33,649

)

$

(63,514

)

$

(671

)

$

(66

)

$

(163,006

)

$

(225,217

)

 Net realized gains (losses)

(1,922

)

(2,938

)

(1,073,386

)

(2,518,388

)

3,799

-

(3,745,957

)

(3,340,951

)

 Net unrealized gains (losses)

11,768

(3,933

)

1,845,071

629,165

9,062

(238

)

6,942,940

(4,032,601

)

 Increase (Decrease) in net assets from operations

$

9,240

$

(7,137

)

$

738,036

$

(1,952,737

)

$

12,190

$

(304

)

$

3,033,977

$

(7,598,769

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

-

$

38,766

$

18,444

$

60,458

$

56,947

$

6,432

$

62,211

$

299,465

 Net transfers between Sub-Accounts and Fixed Account

-

9,411

(143,549

)

(968,451

)

(11,301

)

18,267

(682,562

)

(2,182,530

)

 Withdrawals, surrenders, annuitizations and contract charges

(4,000

)

-

(347,192

)

(792,359

)

(2

)

-

(1,531,875

)

(2,063,965

)

 Net accumulation activity

$

(4,000

)

$

48,177

$

(472,297

)

$

(1,700,352

)

$

45,644

$

24,699

$

(2,152,226

)

$

(3,947,030

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

-

-

-

-

 (6,937

)

(7,781

)

 Adjustments to annuity reserve

-

-

-

-

-

-

 (1,456

)

5,005

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

 (8,393

)

$

(2,776

)

 Increase (Decrease) in net assets from contract owner

$

(4,000

)

$

48,177

$

(472,297

)

$

(1,700,352

)

$

45,644

$

24,699

$

(2,160,619

)

$

(3,949,806

)

 Increase (Decrease) in net assets

$

5,240

$

41,040

$

265,739

$

(3,653,089

)

$

57,834

$

24,395

$

873,358

$

(11,548,575

)

Net Assets:

 Beginning of year

41,040

-

3,297,434

6,950,523

24,395

-

11,500,959

23,049,534

 End of year

$

46,280

$

41,040

$

3,563,173

$

3,297,434

$

82,229

$

24,395

$

12,374,317

$

11,500,959

Unit Transactions:

Units outstanding, beginning of year

5,419

-

349,823

506,229

3,308

-

1,179,567

1,536,602

 Purchased

-

4,064

1,812

5,628

5,923

855

5,813

26,182

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

-

1,355

(19,160

)

(92,986

)

(1,229

)

2,453

(66,665

)

(207,342

)

 Withdrawn, surrendered and annuitized

(568

)

-

(33,722

)

(69,048

)

-

-

(140,410

)

(175,875

)

 Units outstanding, end of year

4,851

5,419

298,753

349,823

8,002

3,308

978,305

1,179,567

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

EM1

FCE

GAA

GG1

GGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002

2003 (c)

2003

2002

Operations:

 Net investment income (loss)

$

(566

)

$

(172

)

$

(2,909

)

$

(1,457

)

$

55,621

$

46,066

$

(35

)

$

78,735

$

(28,703

)

 Net realized gains (losses)

1,430

(532

)

(11,342

)

(20,029

)

(450,960

)

(247,939

)

(4

)

119,094

(88,105

)

 Net unrealized gains (losses)

22,613

(1,246

)

141,882

(6,571

)

602,202

(13,259

)

270

63,549

446,598

 Increase (Decrease) in net assets from operations

$

23,477

$

(1,950

)

$

127,631

$

(28,057

)

$

206,863

$

(215,132

)

$

231

$

261,378

$

329,790

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

15,607

$

70

$

-

$

2,000

$

640

$

28,195

$

-

$

(4,660

)

$

7,512

 Net transfers between Sub-Accounts and Fixed Account

(5,844

)

31,610

164,664

199,574

(1,981,402

)

(169,365

)

4,231

(69,865

)

336,838

 Withdrawals, surrenders, annuitizations and contract charges

(8

)

-

(25,195

)

(97,460

)

(251,486

)

(329,889

)

-

(358,065

)

(846,268

)

 Net accumulation activity

$

9,755

$

31,680

$

139,469

$

104,114

$

(2,232,248

)

$

(471,059

)

$

4,231

$

(432,590

)

$

(501,918

)

 Annuitization Activity:

 Annuitizations

$

 -

$

 -

$

 -

$

 -

$

 -

$

 -

$

 -

$

-

$

-

 Annuity payments and account fees

 -

 -

 -

 -

 -

 -

 -

-

-

 Adjustments to annuity reserve

 -

 -

 -

 -

 -

 -

 -

(57

)

(62

)

 Net annuitization activity

$

 -

$

 -

$

 -

$

 -

$

 -

$

 -

$

 -

$

(57

)

$

(62

)

 Increase (Decrease) in net assets from contract owner

$

9,755

$

31,680

$

139,469

$

104,114

$

(2,232,248

)

$

(471,059

)

$

4,231

$

(432,647

)

$

(501,980

)

 Increase (Decrease) in net assets

$

33,232

$

29,730

$

267,100

$

76,057

$

(2,025,385

)

$

(686,191

)

$

4,462

$

(171,269

)

$

(172,190

)

Net Assets:

 Beginning of year

29,730

-

278,376

202,679

2,025,385

2,711,576

 -

2,121,418

2,293,608

 End of year

$

62,962

$

29,730

$

545,836

$

278,736

$

-

$

2,025,385

$

4,462

$

1,950,149

$

2,121,418

Unit Transactions:

Units outstanding, beginning of year

3,271

-

42,762

 30,074

178,055

218,881

-

155,972

194,789

 Purchased

1,794

-

-

299

57

2,451

-

(339

)

647

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

(441

)

3,271

16,656

26,907

(157,431

)

(15,502

)

329

(7,221

)

28,057

 Withdrawn, surrendered and annuitized

(1

)

-

(3,771

)

(14,518

)

(20,681

)

(27,775

)

-

(24,810

)

(67,521

)

 Units outstanding, end of year

4,623

3,271

55,647

42,762

-

178,055

329

123,602

155,972

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (Commencement of operations) through December 31, 2003.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

GG2

GGR

GT2

GTR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002

Operations:

 Net investment income (loss)

$

(138

)

$

(3

)

$

(58,001

)

$

(97,438

)

$

1,411

$

(1,454

)

$

29,062

$

21,763

 Net realized gains (losses)

216

-

(2,715,237

)

(3,018,384

)

425

(40

)

(120,260

)

(328,400

)

 Net unrealized gains (losses)

3,028

(45

)

4,661,698

985,484

34,650

(2,029

)

891,041

259,842

 Increase (Decrease) in net assets from operations

$

3,106

$

(48

)

$

1,888,460

$

(2,130,338

)

$

36,486

$

(3,523

)

$

799,843

$

(46,795

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

-

$

9,004

$

94,659

$

131,679

$

-

$

159,600

$

20,149

$

79,030

 Net transfers between Sub-Accounts and Fixed Account

1,041

-

60,580

(1,140,834

)

52,374

-

1,832,977

135,241

 Withdrawals, surrenders, annuitizations and contract charges

(2

)

-

(1,296,235

)

(1,606,642

)

(6,979

)

-

(500,985

)

(1,055,887

)

 Net accumulation activity

$

1,039

$

9,004

$

(1,140,996

)

$

(2,615,797

)

$

45,395

$

159,600

$

1,352,141

$

(841,616

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

 15,848

$

-

$

-

$

 -

$

-

 Annuity payments and account fees

-

-

(17,120

)

 (4,236

)

-

-

 (6,322

)

(6,163

)

 Adjustments to annuity reserve

-

-

(1,751

)

 (3,590

)

-

-

 (1,159

)

728

)

 Net annuitization activity

$

-

$

-

$

(18,871

)

$

 8,022

$

-

$

-

$

 (7,481

)

$

(5,435

)

 Increase (Decrease) in net assets from contract owner

$

1,039

$

9,004

$

(1,159,867

)

$

(2,607,775

)

$

45,395

$

159,600

$

1,344,660

$

(847,051

)

 Increase (Decrease) in net assets

$

4,145

$

8,956

$

728,593

$

(4,738,113

)

$

81,881

$

156,077

$

2,144,503

$

(893,846

)

Net Assets:

 Beginning of year

8,956

-

6,488,943

11,227,056

156,077

-

3,089,612

3,983,458

 End of year

$

13,101

$

8,956

$

7,217,536

$

6,488,943

$

237,958

$

156,077

$

5,234,115

$

3,089,612

Unit Transactions:

Units outstanding, beginning of year

1,059

-

506,440

701,394

15,432

-

222,222

284,489

 Purchased

-

1,059

6,107

8,825

-

15,432

1,379

5,734

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

83

-

1,285

(89,555

)

4,702

-

121,479

9,437

 Withdrawn, surrendered and annuitized

-

-

(89,088

)

(114,224

)

(642

)

-

(33,292

)

(77,438

)

 Units outstanding, end of year

1,142

1,059

424,744

506,440

19,492

15,432

311,788

222,222

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

MFK

GSS

MFC

HYS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002

Operations:

 Net investment income (loss)

$

1,508

$

792

$

469,818

$

404,953

$

3,342

$

2,469

$

777,764

$

930,974

 Net realized gains (losses)

3,433

515

397,952

386,604

981

(3,533

)

(617,343

)

(1,694,517

)

 Net unrealized gains (losses)

4,953

12,508

(758,745

)

288,901

26,696

1,629

1,666,614

836,536

 Increase (Decrease) in net assets from operations

$

9,894

$

13,815

$

109,025

$

1,080,458

$

31,019

$

565

$

1,827,035

$

72,993

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

1,374,869

$

119,570

$

81,543

$

625,141

$

232,250

$

35,552

$

39,929

$

454,791

 Net transfers between Sub-Accounts and Fixed Account

519,681

207,443

(1,007,956

)

5,562,462

157,252

13,692

685,571

(854,646

)

 Withdrawals, surrenders, annuitizations and contract charges

(28,125

)

(4,553

)

(2,997,228

)

(2,950,277

)

(3,980

)

-

(1,614,172

)

(1,789,579

)

 Net accumulation activity

$

1,866,425

$

322,460

$

(3,923,641

)

$

3,237,326

$

385,522

$

49,244

$

(888,672

)

$

(2,189,434

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

 34,247

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

(39,768

)

 (8,843

)

-

-

(10,328

)

(12,569

)

 Adjustments to annuity reserve

-

-

(2,254

)

 (8,400

)

-

-

     (510

)

1,265

 Net annuitization activity

$

-

$

-

$

(42,022

)

$

 17,004

$

-

$

-

$

(10,838

)

$

(11,304

)

 Increase (Decrease) in net assets from contract owner

$

1,866,425

$

322,460

$

(3,965,663

)

$

3,254,330

$

385,522

$

49,244

$

(899,510

)

$

(2,200,738

)

 Increase (Decrease) in net assets

$

1,876,319

$

336,275

$

(3,856,638

)

$

4,334,788

$

416,541

$

49,809

$

927,525

$

(2,127,745

)

Net Assets:

 Beginning of year

336,275

-

16,023,249

11,688,461

49,809

-

9,711,508

11,839,253

 End of year

$

2,212,594

$

336,275

$

12,166,611

$

16,023,249

$

466,350

$

49,809

$

10,639,033

$

9,711,508

Unit Transactions:

Units outstanding, beginning of year

31,653

-

1,064,704

826,525

4,918

-

800,400

984,957

 Purchased

136,056

11,909

5,566

43,617

20,783

3,492

3,140

39,726

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

51,693

20,179

(69,742

)

393,218

14,023

1,426

53,446

(75,274

)

 Withdrawn, surrendered and annuitized

(2,856

)

(435

)

(198,262

)

(198,656

)

(381

)

-

(118,342

)

(149,009

)

 Units outstanding, end of year

216,546

31,653

802,266

1,064,704

39,343

4,918

738,644

800,400

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

IG1

FCG

MII

MI1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002

2003

2002 (a)

Operations:

 Net investment income (loss)

$

(275

)

$

(63

)

$

(7,724

)

$

(10,714

)

$

(6,374

)

$

(12,702

)

$

(477

)

$

(166

)

 Net realized gains (losses)

2,484

-

(99,280

)

(101,872

)

(140,473

)

(186,174

)

438

(14

)

 Net unrealized gains (losses)

9,897

241

486,941

(70,178

)

735,590

46,346

16,950

217

 Increase (Decrease) in net assets from operations

$

12,106

$

178

$

379,937

$

(182,764

)

$

588,743

$

(152,530

)

$

16,911

$

37

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

9,035

$

-

$

197

$

92,813

$

15,395

$

24,276

$

18

$

14,149

 Net transfers between Sub-Accounts and Fixed Account

16,408

18,418

(74,051

)

148,992

(78,454

)

65,584

6,439

34,156

 Withdrawals, surrenders, annuitizations and contract charges

-

-

(98,537

)

(177,075

)

(336,826

)

(345,479

)

         (2

)

-

 Net accumulation activity

$

25,443

$

18,418

$

(172,391

)

$

64,730

$

(399,885

)

$

(255,619

)

$

6,455

$

48,305

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

(491

)

 (510

)

(4,609

)

(4,700

)

-

-

 Adjustments to annuity reserve

-

-

138

 646

(642

)

601

-

-

 Net annuitization activity

$

-

$

-

$

(353

)

$

 136

$

(5,251

)

$

(4,099

)

$

-

$

-

 Increase (Decrease) in net assets from contract owner

$

25,443

$

18,418

$

(172,744

)

$

64,866

$

(405,136

)

$

(259,718

)

$

6,455

$

48,305

 Increase (Decrease) in net assets

$

37,549

$

18,596

$

207,193

$

(117,898

)

$

183,607

$

(412,248

)

$

23,366

$

48,342

Net Assets:

 Beginning of year

18,596

-

1,236,050

1,353,948

2,185,230

2,597,478

 48,342

-

 End of year

$

56,145

$

18,596

$

1,443,243

$

1,236,050

$

2,368,837

$

2,185,230

$

71,708

$

48,342

Unit Transactions:

Units outstanding, beginning of year

2,033

-

149,436

142,195

193,097

212,897

   5,003

-

 Purchased

1,041

-

22

11,082

1,332

2,153

2

1,486

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

1,428

2,033

(10,572

)

16,259

(7,951

)

7,563

657

3,517

 Withdrawn, surrendered and annuitized

-

-

(11,358

)

(20,100

)

(27,644

)

(29,516

)

-

-

 Units outstanding, end of year

4,502

2,033

127,528

149,436

158,834

193,097

5,662

5,003

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

MS1

MSS

M1B

MIS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002

Operations:

 Net investment income (loss)

$

(451

)

$

(212

)

$

(83,559

)

$

(112,636

)

$

(3,252

)

$

(1,028

)

$

(73,904

)

$

(79,635

)

 Net realized gains (losses)

(4

)

(30

)

(3,831,671

)

(3,954,619

)

(1,532

)

(14,807

)

(1,135,426

)

(1,985,490

)

 Net unrealized gains (losses)

6,265

(3,551

)

5,184,242

1,333,282

40,645

(16,627

)

2,267,892

(288,815

)

 Increase (Decrease) in net assets from operations

$

5,810

$

(3,793

)

$

1,269,012

$

(2,733,973

)

$

35,861

$

(32,462

)

$

1,058,562

$

(2,353,940

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

-

$

17,166

$

121,632

$

73,768

$

135,701

$

159,785

$

77,581

$

327,053

 Net transfers between Sub-Accounts and Fixed Account

-

11,940

(215,987

)

(838,474

)

46,583

5,332

118,693

(65,145

)

 Withdrawals, surrenders, annuitizations and contract charges

-

-

(985,103

)

(1,264,458

)

(6,481

)

-

(473,831

)

(595,344

)

 Net accumulation activity

$

-

$

29,106

$

(1,079,458

)

$

(2,029,164

)

$

175,803

$

165,117

$

(277,557

)

$

(333,436

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

 -

$

38,363

 Annuity payments and account fees

-

-

(4,306

)

 (4,768

)

-

-

(39,561

)

(12,735

)

 Adjustments to annuity reserve

-

-

(833

)

 1,312

-

-

 (2,979

)

6,796

 Net annuitization activity

$

-

$

-

$

(5,139

)

$

 (3,456

)

$

-

$

-

$

(42,540

)

$

32,424

 Increase (Decrease) in net assets from contract owner

$

-

$

29,106

$

(1,084,597

)

$

(2,032,620

)

$

175,803

$

165,117

$

(320,097

)

$

(301,012

)

 Increase (Decrease) in net assets

$

5,810

$

25,313

$

184,415

$

(4,766,593

)

$

211,664

$

132,655

$

738,465

$

(2,654,952

)

Net Assets:

 Beginning of year

25,313

-

6,079,132

10,845,725

132,655

-

5,057,465

7,712,417

 End of year

$

31,123

$

25,313

$

6,263,547

$

6,079,132

$

344,319

$

132,655

$

5,795,930

$

5,057,465

Unit Transactions:

Units outstanding, beginning of year

3,173

-

518,515

675,147

17,191

-

810,817

882,693

 Purchased

-

1,855

8,868

6,454

13,479

16,474

11,719

44,445

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

-

1,318

(18,395

)

(71,675

)

4,999

717

15,736

(30,104

)

 Withdrawn, surrendered and annuitized

-

-

(72,783

)

(91,411

)

(838

)

-

(69,737

)

(86,217

)

 Units outstanding, end of year

3,173

3,173

436,205

518,515

34,831

17,191

768,535

810,817

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

MFL

MIT

MC1

MCV

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002 (b)

Operations:

 Net investment income (loss)

$

(914

)

$

(481

)

$

(81,649

)

$

(152,261

)

$

(1,275

)

$

(260

)

$

(1,021

)

$

(1

)

 Net realized gains (losses)

1,221

(67

)

(4,355,402

)

(5,714,993

)

518

(13,802

)

654

-

 Net unrealized gains (losses)

31,176

(4,189

)

10,987,181

(6,266,994

)

19,156

(2,967

)

23,368

(29

)

 Increase (Decrease) in net assets from operations

$

31,483

$

(4,737

)

$

6,550,130

$

(12,134,248

)

$

18,399

$

(17,029

)

$

23,001

$

(30

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

44,322

$

30,815

$

277,379

$

536,781

$

148,395

$

54,431

$

175,795

$

3,859

 Net transfers between Sub-Accounts and Fixed Account

71,774

71,650

(1,450,409

)

(3,797,159

)

73,778

(12,244

)

85,892

-

 Withdrawals, surrenders, annuitizations and contract charges

(24

)

-

(5,010,375

)

(6,593,275

)

(4,140

)

-

 (4,497

)

-

 Net accumulation activity

$

116,072

$

102,465

$

(6,183,405

)

$

(9,853,653

)

$

218,033

$

42,187

$

257,190

$

3,859

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

(39,534

)

(49,956

)

-

-

-

-

 Adjustments to annuity reserve

-

-

(22,147

)

 68,545

-

-

-

-

 Net annuitization activity

$

-

$

-

$

(61,681

)

$

 18,589

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from contract owner

$

116,072

$

102,465

$

(6,245,086

)

$

(9,835,064

)

$

218,033

$

42,187

$

257,190

$

3,859

 Increase (Decrease) in net assets

$

147,555

$

97,728

$

305,044

$

(21,969,312

)

$

236,432

$

25,158

$

280,191

$

3,829

Net Assets:

 Beginning of year

97,728

-

35,510,594

57,479,906

25,158

-

   3,829

-

 End of year

$

245,283

$

97,728

$

35,815,638

$

35,510,594

$

261,590

$

25,158

$

284,020

$

3,829

Unit Transactions:

Units outstanding, beginning of year

11,990

-

2,710,773

3,411,049

4,031

-

      488

-

 Purchased

4,767

3,341

19,177

36,801

12,481

5,974

15,282

488

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

7,797

8,649

(119,472

)

(290,324

)

5,890

(1,943

)

7,357

-

 Withdrawn, surrendered and annuitized

(2

)

-

(344,173

)

(446,753

)

(348

)

-

     (391

)

-

 Units outstanding, end of year

24,552

11,990

2,266,305

2,710,773

22,054

4,031

22,736

488

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

(b) for the period May 1, 2002 (Commencement of operations) through August 2, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

MM1

MMS

M1A

NWD

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002

Operations:

 Net investment income (loss)

$

(6,691

)

$

(135

)

$

(105,649

)

$

(15,351

)

$

(2,498

)

$

(920

)

$

(34,332

)

$

(42,781

)

 Net realized gains (losses)

-

-

-

-

448

(3,479

)

(268,715

)

(641,179

)

 Net unrealized gains (losses)

-

-

-

-

48,414

(18,749

)

1,015,928

(744,346

)

 Increase (Decrease) in net assets from operations

$

(6,691

)

$

(135

)

$

(105,649

)

$

(15,351

)

$

46,364

$

(23,148

)

$

712,881

$

(1,428,306

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

954,734

$

138,688

$

2,101,745

$

1,102,940

$

28,675

$

73,267

$

14,213

$

235,163

 Net transfers between Sub-Accounts and Fixed Account

325,572

(136,592

)

1,152,394

13,128,423

(16,370

)

86,786

33,046

127,793

 Withdrawals, surrenders, annuitizations and contract charges

(208,382

)

-

(9,521,028

)

(12,906,949

)

(2,377

)

-

(159,271

)

(413,298

)

 Net accumulation activity

$

1,071,924

$

2,096

$

(6,266,889

)

$

1,324,414

$

9,928

$

160,053

$

(112,012

)

$

(50,342

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

118,021

$

 -

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

(25,999

)

(15,233

)

-

-

 (1,326

)

(1,515

)

 Adjustments to annuity reserve

-

-

(19,753

)

(8,893

)

-

-

(719

)

3,913

 Net annuitization activity

$

-

$

-

$

72,269

$

(24,126

)

$

-

$

-

$

 (2,045

)

$

2,398

 Increase (Decrease) in net assets from contract owner

$

1,071,924

$

2,096

$

(6,194,620

)

$

1,300,288

$

9,928

$

160,053

$

(114,057

)

$

(47,944

)

 Increase (Decrease) in net assets

$

1,065,233

$

1,961

$

(6,300,269

)

$

1,284,937

$

56,292

$

136,905

$

598,824

$

(1,476,250

)

Net Assets:

 Beginning of year

1,961

-

18,161,198

16,876,261

136,905

-

2,332,257

3,808,507

 End of year

$

1,067,194

$

1,961

$

11,860,929

$

18,161,198

$

193,917

$

136,905

$

2,931,081

$

2,332,257

Unit Transactions:

Units outstanding, beginning of year

197

-

1,431,492

1,324,378

18,776

-

237,152

254,495

 Purchased

208,379

13,909

174,469

90,009

2,806

7,921

1,349

18,886

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

32,847

(13,712

)

88,719

1,023,058

(1,915

)

10,855

(783

)

123

 Withdrawn, surrendered and annuitized

(133,447

)

-

(759,974

)

(1,005,953

)

(274

)

-

(14,366

)

(36,352

)

 Units outstanding, end of year

107,976

197

934,706

1,431,492

19,393

18,776

223,352

237,152

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

     See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

RG1

RGS

RI1

RSS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002

Operations:

 Net investment income (loss)

$

(273

)

$

(134

)

$

(13,849

)

$

(19,672

)

$

(1,093

)

$

(248

)

$

(6,567

)

$

(10,074

)

 Net realized gains (losses)

33

(14

)

(165,856

)

(151,222

)

324

(1,688

)

(64,220

)

(87,690

)

 Net unrealized gains (losses)

7,137

(1,989

)

734,384

(579,246

)

30,831

(2,294

)

323,810

(19,108

)

 Increase (Decrease) in net assets from operations

$

6,897

$

(2,137

)

$

554,679

$

(750,140

)

$

30,062

$

(4,230

$

253,023

$

(116,872

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

2,677

$

27,702

$

14,708

$

2,456

$

148,485

$

11,942

$

1,368

$

10,634

 Net transfers between Sub-Accounts and Fixed Account

(173

)

-

(31,677

)

68,372

47,096

23,232

33,864

94,729

 Withdrawals, surrenders, annuitizations and contract charges

(3

)

-

(291,322

)

(255,455

)

(892

)

-

(52,523

)

(40,717

)

 Net accumulation activity

$

2,501

$

27,702

$

(308,291

)

$

(184,627

)

$

194,689

$

35,174

$

(17,291

)

$

64,646

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

 -

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

(811

)

 (891

)

-

-

-

-

 Adjustments to annuity reserve

-

-

148

 1,096

-

-

-

-

 Net annuitization activity

$

-

$

-

$

(663

)

$

 205

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from contract owner

$

2,501

$

27,702

$

(308,954

)

$

(184,422

)

$

194,689

$

35,174

$

(17,291

)

$

64,646

 Increase (Decrease) in net assets

$

9,398

$

25,565

$

245,725

$

(934,562

)

$

224,751

$

30,944

$

235,732

$

(52,226

)

Net Assets:

 Beginning of year

25,565

-

2,364,543

3,299,105

30,944

-

788,787

841,013

 End of year

$

34,963

$

25,565

$

2,610,268

$

2,364,543

$

255,695

$

30,944

$

1,024,519

$

788,787

Unit Transactions:

Units outstanding, beginning of year

3,173

-

245,892

266,116

3,371

-

 91,617

85,319

 Purchased

300

3,173

1,363

221

12,897

1,115

168

1,108

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

(17

)

-

(3,837

)

2,582

4,039

2,256

3,822

9,410

 Withdrawn, surrendered and annuitized

-

-

(28,329

)

(23,027

)

(73

)

-

 (5,466

)

(4,220

)

 Units outstanding, end of year

3,456

3,173

215,089

245,892

20,234

3,371

90,141

91,617

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

RE1

RES

SG1

SGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003

2002 (a)

2003

2002

Operations:

 Net investment income (loss)

$

(462

)

$

(44

)

$

(81,824

)

$

(200,222

)

$

(2,672

)

$

(21

)

$

(4,277

)

$

(6,129

)

 Net realized gains (losses)

(1,252

)

(7,570

)

(2,324,745

)

(4,424,503

)

748

-

(25,769

)

(140,401

)

 Net unrealized gains (losses)

9,986

(1,323

)

5,611,235

(1,931,270

)

35,046

(28

)

101,339

(52,126

)

 Increase (Decrease) in net assets from operations

$

8,272

$

(8,937

)

$

3,204,666

$

(6,555,995

)

$

33,122

$

(49

)

$

71,293

$

(198,656

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

10,636

$

55,759

$

53,942

$

152,698

$

478,872

$

-

$

10,139

$

19,852

 Net transfers between Sub-Accounts and Fixed Account

39,153

(36,698

)

(699,820

)

(3,009,424

)

176,706

3,931

79,632

(63,265

)

 Withdrawals, surrenders, annuitizations and contract charges

(4,238

)

-

(1,982,175

)

(2,935,794

)

(8,296

)

-

(28,315

)

(54,436

)

 Net accumulation activity

$

45,551

$

19,061

$

(2,628,053

)

$

(5,792,520

)

$

647,282

$

3,931

$

61,456

$

(97,849

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

(746

)

 (843

)

-

-

-

-

 Adjustments to annuity reserve

-

-

118

 1,026

-

-

-

-

 Net annuitization activity

$

-

$

-

$

(628

)

$

 183

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from contract owner

$

45,551

$

19,061

$

(2,628,681

)

$

(5,792,337

)

$

647,282

$

3,931

$

61,456

$

(97,849

)

 Increase (Decrease) in net assets

$

53,823

$

10,124

$

575,985

$

(12,348,332

)

$

680,404

$

3,882

$

132,749

$

(296,505

)

Net Assets:

 Beginning of year

10,124

-

15,332,331

27,680,663

3,882

-

279,343

575,848

 End of year

$

63,947

$

10,124

$

15,908,316

$

15,332,331

$

684,286

$

3,882

$

412,092

$

279,343

Unit Transactions:

Units outstanding, beginning of year

1,276

-

1,429,972

1,906,941

501

-

 64,100

91,155

 Purchased

1,406

5,288

4,712

11,755

41,994

-

1,973

3,287

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

4,434

(4,012

)

(64,604

)

(249,414

)

15,420

501

15,160

(17,420

)

 Withdrawn, surrendered and annuitized

(569

)

-

(169,764

)

(239,310

)

(760

)

-

  (6,040

)

(12,922

)

 Units outstanding, end of year

6,547

1,276

1,200,316

1,429,972

57,155

501

75,193

64,100

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

SI1

SIS

SVS

MFJ

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

Period Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (a)

2003

2002

2003 (c)

2003

2002 (a)

Operations:

 Net investment income (loss)

$

2,107

$

(523

)

$

34,925

$

17,970

$

(164

)

$

8,331

$

(5,378

)

 Net realized gains (losses)

136

79

25,188

(1,863

)

2

(7,309

)

(15,698

)

 Net unrealized gains (losses)

7,664

4,059

71,116

21,212

2,739

263,089

(70,285

)

 Increase (Decrease) in net assets from operations

$

9,907

$

3,615

$

131,229

$

37,319

$

2,577

$

264,111

$

(91,361

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

31,613

$

53,912

$

3,512

$

3,317

$

24,061

$

3,082,297

$

1,188,687

 Net transfers between Sub-Accounts and Fixed Account

17,621

20,489

530,389

241,929

1,339

457,307

(94,067

)

 Withdrawals, surrenders, annuitizations and contract charges

(28

)

-

(151,453

)

(26,038

)

-

(87,668

)

(969

)

 Net accumulation activity

$

49,206

$

74,401

$

382,448

$

219,208

$

25,400

$

3,451,936

$

1,093,651

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from contract owner transactions

$

49,206

$

74,401

$

382,448

$

219,208

$

25,400

$

3,451,936

$

1,093,651

 Increase (Decrease) in net assets

$

59,113

$

78,016

$

513,677

$

256,527

$

27,977

$

3,716,047

$

1,002,290

Net Assets:

 Beginning of year

$

78,016

$

-

$

764,611

$

508,084

$

-

$

1,002,290

$

-

 End of year

$

137,129

$

78,016

$

1,278,288

$

764,611

$

27,977

$

4,718,337

$

1,002,290

Unit Transactions:

Units outstanding, beginning of year

7,443

-

68,782

48,448

-

106,131

0

 Purchased

2,845

5,413

312

312

2,524

279,629

116,473

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

1,595

2,030

47,024

22,424

113

43,573

(10,237

)

 Withdrawn, surrendered and annuitized

(3

)

-

(12,828

)

(2,402

)

-

(9,152

)

(105

)

 Units outstanding, end of year

11,880

7,443

103,290

68,782

2,637

420,181

106,131

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (Commencement of operations) through December 31, 2003.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

TRS

MFE

UTS

MV1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002 (a)

2003

2002

2003

2002 (a)

Operations:

 Net investment income (loss)

$

904,913

$

912,955

$

(472

)

$

499

$

124,675

$

231,151

$

(771

)

$

(1,129

)

 Net realized gains (losses)

(1,953,853

)

(373,877

)

(1,317

)

(2,755

)

(1,412,159

)

(3,224,968

)

(1,458

)

(13,593

)

 Net unrealized gains (losses)

7,586,816

(4,222,798

)

10,251

(1,225

)

3,390,471

(242,969

)

81,807

(18,568

)

 Increase (Decrease) in net assets from operations

$

6,537,876

$

(3,683,720

)

$

8,462

$

(3,481

)

$

2,102,987

$

(3,236,786

)

$

79,578

$

(33,290

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

617,614

$

1,304,904

$

86,415

$

19,359

$

122,146

$

255,792

$

229,761

$

236,213

 Net transfers between Sub-Accounts and Fixed Account

397,093

3,579,177

2,906

(11,005

)

359,360

(2,200,275

)

27,043

23,750

 Withdrawals, surrenders, annuitizations and contract charges

(7,190,751

)

(7,810,252

)

(4,752

)

-

(906,055

)

(1,764,759

)

 (7,938

)

-

 Net accumulation activity

$

(6,176,044

)

$

(2,926,171

)

$

84,569

$

8,354

$

(424,549

)

$

(3,709,242

)

$

248,866

$

259,963

 Annuitization Activity:

 Annuitizations

$

-

$

16,836

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

(152,733

)

(143,826

)

-

-

(11,684

)

(12,816

)

-

-

 Adjustments to annuity reserve

(29,180

)

13,816

-

-

(2,004

)

(4,239

)

-

-

 Net annuitization activity

$

(181,913

)

$

(113,174

)

$

-

$

-

$

(13,688

)

$

(17,055

)

$

-

$

-

 Increase (Decrease) in net assets from contract owner

$

(6,357,957

)

$

(3,039,345

)

$

84,569

$

8,354

$

(438,237

)

$

(3,726,297

)

$

248,866

$

259,963

 Increase (Decrease) in net assets

$

179,919

$

(6,723,065

)

$

93,031

$

4,873

$

1,664,750

$

(6,963,083

)

$

328,444

$

226,673

Net Assets:

 Beginning of year

46,320,941

53,044,006

4,873

 -

6,618,318

13,581,401

226,673

-

 End of year

$

46,500,860

$

46,320,941

$

97,904

$

4,873

$

8,283,068

$

6,618,318

$

555,117

$

226,673

Unit Transactions:

Units outstanding, beginning of year

2,734,379

2,874,669

566

-

478,770

746,582

 25,856

-

 Purchased

37,527

80,731

7,841

1,801

7,581

18,995

21,689

23,133

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

29,447

221,026

265

(1,235

)

15,712

(163,474

)

2,889

2,723

 Withdrawn, surrendered and annuitized

(408,767

)

(442,047

)

(566

)

-

(58,463

)

(123,333

)

 (928

)

-

 Units outstanding, end of year

2,392,586

2,734,379

8,106

566

443,600

478,770

49,506

25,856

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

MVS

LA1

LA2

FTI

FMS

FVS

PRR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003 (c)

2003 (d)

2003 (c)

2003 (e)

2003 (c)

2003 (c)

Operations:

 Net investment income (loss)

$

13,801

$

(32,987

)

$

1,681

$

(13

)

$

(1,798

)

$

(128

)

$

(55

)

$

(309

)

 Net realized gains (losses)

(249,275

)

(224,459

)

1,805

65

1,772

30

416

1,544

 Net unrealized gains (losses)

1,463,991

(680,029

)

70,529

804

42,330

2,831

1,075

1,466

 Increase (Decrease) in net assets from operations

$

1,228,517

$

(937,475

)

$

74,015

$

856

$

42,304

$

2,733

$

1,436

$

2,701

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

36,312

$

129,728

$

606,564

$

5,504

$

350,754

$

39,455

$

13,859

$

63,464

 Net transfers between Sub-Accounts and Fixed Account

272,634

2,461,185

270,787

839

150,286

5,935

123

17,669

 Withdrawals, surrenders, annuitizations and contract charges

(647,028

)

(425,705

)

(11,211

)

-

(7,488

)

(74

)

(356

)

(203

)

 Net accumulation activity

$

(338,082

)

$

2,165,208

$

866,140

$

6,343

$

493,552

$

45,316

$

13,626

$

80,930

 Annuitization Activity:

 Annuitizations

$

-

$

41,703

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

(35,041

)

(2,637

)

-

-

-

-

-

-

 Adjustments to annuity reserve

(1,460

)

(398

)

-

-

-

-

-

-

 Net annuitization activity

$

(36,501

)

$

38,668

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from contract owner transactions

$

(374,583

)

$

2,203,876

$

866,140

$

6,343

$

493,552

$

45,316

$

13,626

$

80,930

 Increase (Decrease) in net assets

$

853,934

$

1,266,401

$

940,155

$

7,199

$

535,856

$

48,049

$

15,062

$

83,631

Net Assets:

 Beginning of year

$

5,694,570

$

4,428,169

$

-

$

-

$

-

$

-

$

-

$

-

 End of year

$

6,548,504

$

5,694,570

$

940,155

$

7,199

$

535,856

$

48,049

$

15,062

$

83,631

Unit Transactions:

Units outstanding, beginning of year

573,552

382,352

-

-

-

-

-

-

 Purchased

3,664

12,237

52,707

507

29,864

3,404

1,168

5,985

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

21,172

219,590

23,114

74

12,593

541

19

1,790

 Withdrawn, surrendered and annuitized

(61,576

)

(40,627

)

(1,032

)

-

(649

)

(7

)

(29

)

(18

)

 Units outstanding, end of year

536,812

573,552

74,789

581

41,808

3,938

1,158

7,757

(c) for the period June 1, 2003 (Commencement of operations) through December 31, 2003.

(d) for the period July 1, 2003 (Commencement of operations) through December 31, 2003.

(e) for the period September 1, 2003 (Commencement of operations) through December 31, 2003.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

PTR

OMG

OCA

OMS

SC3

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Period Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

2003 (c)

2003 (c)

2003 (c)

2003 (f)

2003 (c)

Operations:

 Net investment income (loss)

$

946

$

(286

)

$

(2,372

)

$

(39

)

$

(1,168

)

 Net realized gains (losses)

4,659

10

989

4

759

 Net unrealized gains (losses)

1,523

4,797

42,658

862

23,197

 Increase (Decrease) in net assets from operations

$

7,128

$

4,521

$

41,275

$

827

$

22,788

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

574,463

$

57,933

$

414,479

$

8,520

$

203,760

 Net transfers between Sub-Accounts and Fixed Account

183,879

3,893

200,186

2,474

109,395

 Withdrawals, surrenders, annuitizations and contract charges

(8,958

)

-

(7,765

)

(30

)

(3,851

)

 Net accumulation activity

$

749,384

$

61,826

$

606,900

$

10,964

$

309,304

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from contract owner transactions

$

749,384

$

61,826

$

606,900

$

10,964

$

309,304

 Increase (Decrease) in net assets

$

756,512

$

66,347

$

648,175

$

11,791

$

332,092

Net Assets:

 Beginning of year

$

-

$

-

$

-

$

-

$

-

 End of year

$

756,512

$

66,347

$

648,175

$

11,791

$

332,092

Unit Transactions:

Units outstanding, beginning of year

-

-

-

-

-

 Purchased

55,851

5,238

36,239

702

16,598

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

17,555

354

17,241

199

8,553

 Withdrawn, surrendered and annuitized

(931

)

-

(709

)

(3

)

(338

)

 Units outstanding, end of year

72,475

5,592

52,771

898

24,813

(c) for the period June 1, 2003 (Commencement of operations) through December 31, 2003.

(f) for the period October 1, 2003 (Commencement of operations) through December 31, 2003.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the ''Variable Account''), a separate account of Sun Life Insurance and Annuity Company of New York, the (''Sponsor'') (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta (N.Y.) contracts, Regatta Gold (N.Y.) contracts, Regatta Extra (N.Y.) contracts, Regatta Masters Flex (N.Y.) contracts, Regatta Masters Extra (N.Y.) contracts, Regatta Masters Access (N.Y.) contracts, and Regatta Masters Choice (N.Y.) contracts (collectively, the "contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the New York State Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta (N.Y.) contracts, Regatta Gold (N.Y.) contracts, and Regatta Extra (N.Y.) contracts, the funds are: MFS/Sun Life Series Trust (the "Series Trust").  With respect to the Regatta Masters Flex (N.Y.), Regatta Masters Extra  (N.Y.) contracts, Regatta Masters Access (N.Y.) contracts, and Regatta Masters Choice (N.Y.) contracts, the funds are: Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

Level 1

Level 2

Level 3

Level 4

Level 5

Regatta (N.Y.) contracts

1.25

%

-

-

-

-

Regatta Gold (N.Y.) contracts

1.25

%

-

-

-

-

Regatta Extra (N.Y.) contracts

1.30

%

1.45

%

1.60

%

-

-

Regatta Masters Flex (N.Y.) contracts

1.30

%

1.50

%

1.70

%

1.90

%

2.10

%

Regatta Masters Extra (N.Y.) contracts

1.40

%

1.60

%

1.80

%

2.00

%

2.20

%

Regatta Masters Access (N.Y.) contracts

1.35

%

1.55

%

1.75

%

1.95

%

2.15

%

Regatta Masters Choice (N.Y.) contracts

1.05

%

1.25

%

1.45

%

1.65

%

1.85

%

Each year on the contract anniversary, an account administration fee (''Account Fee'') of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

Massachusetts Financial Services Company is the investment adviser to the Series Trust.  Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57%  to 1.74% and 1.25% of the funds net assets, respectively.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of Regatta (N.Y.) and Regatta Gold (N.Y.) contracts; and 8% for Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.) and Regatta Masters Choice (N.Y.).

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2003, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statement of Changes in Net Assets.

Contract Charges

Surrender Charges

MFS/Sun Life Series Trust:

 Bond S Class

$

22

$

-

 Bond Series

1,055

2,405

 Capital Appreciation S Class

20

-

 Capital Appreciation Series

13,505

12,812

 Capital Opportunities S Class

27

318

 Capital Opportunities Series

2,318

1,609

 Emerging Growth S Class

3

-

 Emerging Growth Series

8,295

6,901

 Emerging Markets Equity S Class

7

-

 Emerging Markets Equity Series

288

205

 Global Asset Allocation Series

821

758

 Global Governments S Class

-

-

 Global Governments Series

1,398

3,228

 Global Growth S Class

3

-

 Global Growth Series

3,934

8,158

 Global Total Return S Class

-

-

 Global Total Return Series

1,827

1,182

 Government Securities S Class

114

729

 Government Securities Series

6,019

32,947

 High Yield S Class

19

28

 High Yield Series

4,025

14,861

 International Growth S Class

-

-

 International Growth Series

617

688

 International Investors Trust Series

1,157

1,496

 International Value S Class

-

-

 Managed Sectors S Class

-

-

 Managed Sectors Series

4,512

4,569

 Massachusetts Investors Growth Stock S Class

43

349

 Massachusetts Investors Growth Stock Series

2,951

5,498

 Massachusetts Investors Trust S Class

23

-

 Massachusetts Investors Trust Series

16,667

51,478

 Mid Cap Growth S Class

37

82

 Mid Cap Value S Class

5

109

 Money Market S Class

19

53

 Money Market Series

6,643

36,445

 New Discovery S Class

16

26

 New Discovery Series

1,411

2,029

 Research Growth and Income S Class

3

-

 Research Growth and Income Series

1,206

1,363

 Research International S Class

27

53

 Research International Series

385

1,501

 Research S Class

7

338

 Research Series

10,164

3,145

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Contract Charges

Surrender Charges

 Strategic Growth S Class

$

8

$

174

 Strategic Growth Series

125

-

 Strategic Income S Class

12

-

 Strategic Income Series

502

117

 Strategic Value S Class

-

-

 Total Return S Class

116

1,191

 Total Return Series

17,123

45,920

 Utilities S Class

3

380

 Utilities Series

3,333

8,671

 Value S Class

38

366

 Value Series

2,030

1,187

Lord Abbett Series Fund, Inc.

 Lord Abbett Series Fund Growth & Income

7

14

 Lord Abbett Series Fund Mid-Cap Value

-

-

Franklin Templeton Variable Insurance Products Trust

 Templeton Foreign Securities Series

4

12

 Franklin Mutual Shares Securities Fund

-

-

 Franklin Small Cap Value Securities Series

1

-

PIMCO Variable Insurance Trust

 Real Return Bond Portfolio

-

-

 Total Return Bond Portfolio

4

62

Oppenheimer Variable Account Funds

 Main St. Growth & Income Fund

-

-

 Capital Appreciation Fund

5

119

 Main St. Small Cap Fund

-

-

Sun Capital Advisors Trust

 Real Estate Fund

2

67

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta (N.Y.) contracts and 3% for Regatta Gold (N.Y.) contracts with an annuity commencement date prior to January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interst rate of 4% for Regatta (N.Y.) contracts and 3% for Regatta Gold (N.Y.) contracts with an annuity commencement date on or after January 1, 2000.  Due to the demographic of Regatta Extra (N.Y.), no reserves were required at year end for that contract type. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2003:

Purchases

Sales

MFS/Sun Life Series Trust:

 Bond S Class

$

194,298

$

20,116

 Bond Series

1,527,387

1,156,234

 Capital Appreciation S Class

149,296

38,797

 Capital Appreciation Series

968,651

4,420,452

 Capital Opportunities S Class

58

4,664

 Capital Opportunities Series

377,452

883,398

 Emerging Growth S Class

71,575

26,602

 Emerging Growth Series

544,122

2,866,289

 Emerging Markets Equity S Class

15,840

6,651

 Emerging Markets Equity Series

262,120

125,560

 Global Asset Allocation Series

101,945

2,278,573

 Global Governments S Class

4,231

35

 Global Governments Series

451,995

805,853

 Global Growth S Class

1,991

1,090

 Global Growth Series

596,787

1,812,905

 Global Total Return S Class

56,392

9,586

 Global Total Return Series

2,221,338

846,456

 Government Securities S Class

2,050,208

179,237

 Government Securities Series

2,922,799

6,284,744

 High Yield S Class

405,922

17,058

 High Yield Series

2,562,856

2,684,091

 International Growth S Class

51,202

26,034

 International Growth Series

65,805

246,411

 International Investors Trust Series

119,481

530,349

 International Value S Class

10,243

4,265

 Managed Sectors S Class

1

452

 Managed Sectors Series

500,578

1,667,902

 Massachusetts Investors Growth Stock S Class

197,244

24,693

 Massachusetts Investors Growth Stock Series

774,903

1,165,925

 Massachusetts Investors Trust S Class

165,063

49,903

 Massachusetts Investors Trust Series

1,585,550

7,890,137

 Mid Cap Growth S Class

225,640

8,881

 Mid Cap Value S Class

263,631

7,462

 Money Market S Class

2,590,935

1,525,702

 Money Market Series

9,901,933

16,182,448

 New Discovery S Class

43,361

35,931

 New Discovery Series

422,942

570,613

 Research Growth and Income S Class

2,842

614

 Research Growth and Income Series

209,224

532,175

 Research International S Class

201,900

8,303

 Research International Series

115,835

139,693

 Research S Class

49,903

4,814

 Research Series

441,999

3,152,623

 Strategic Growth S Class

658,088

13,478

 Strategic Growth Series

149,823

92,644

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

MFS/Sun Life Series Trust - continued:

Purchases

Sales

 Strategic Income S Class

$

53,268

$

1,955

 Strategic Income Series

792,252

374,879

 Strategic Value S Class

25,395

159

 Total Return S Class

3,572,636

112,369

 Total Return Series

4,453,620

9,877,485

 Utilities S Class

89,320

5,223

 Utilities Series

1,360,494

1,672,053

 Value S Class

278,775

30,680

 Value Series

922,020

1,281,341

Lord Abbett Series Fund, Inc.

 Series Fund Growth & Income

894,074

26,253

 Series Fund Mid-Cap Value

6,575

177

Franklin Templeton Variable Insurance Products Trust

 Foreign Securities Series

508,766

17,012

 Mutual Shares Securities Fund

45,785

597

 Small Cap Value Securities Series

16,973

3,402

PIMCO Variable Insurance Trust

 Real Return Bond Portfolio

88,038

5,783

 Total Return Bond Portfolio

790,073

34,704

Oppenheimer Variable Account Funds

 Main St. Growth & Income Fund

61,882

342

 Capital Appreciation Fund

619,395

14,867

 Main St. Small Cap Fund

10,993

68

Sun Capital Advisors Trust

 Real estate Fund

316,587

8,451

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003, 2002, and 2001 is as follows:

At December 31

For year ended December 31

Unit Fair Value

Units

lowest to highest (if applicable)

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

MF7

December 31, 2003

27,267

$

10.1485 to $ 11.5220

$

303,064

3.43

%

1.45% to 2.10%

1.48% to 14.38%

December 31, 2002 (a)

11,203

10.6700 to 10.6840

119,572

5.38

1.45 to 1.60

6.70 to 6.84

BDS

December 31, 2003

214,107

13.2754

2,841,670

4.84

1.40

8.21

December 31, 2002

189,891

12.2687

2,346,071

3.47

1.40

8.08

December 31, 2001

104,737

11.3517

1,188,892

2.59

1.30 to 1.45

6.30

MFD

December 31, 2003

19,323

9.5185 to 11.9862

185,103

-

1.45 to 1.90

12.92 to 26.49

December 31, 2002 (a)

6,547

7.5366 to 7.5465

49,368

-

1.45 to 1.60

(24.63) to (24.53)

CAS

December 31, 2003

1,472,691

12.3185 to 18.5303

21,200,026

-

1.40

26.93

December 31, 2002

1,718,560

9.7046 to 14.5983

19,590,383

0.18

1.40

(33.32)

December 31, 2001

2,149,799

14.5540 to 21.8936

37,055,148

0.36

1.25 to 1.45

(26.35)

CO1

December 31, 2003

4,851

9.5373 to 9.5644

46,280

0.14

1.45 to 1.60

25.96 to 26.15

December 31, 2002 (a)

5,419

7.5719 to 7.5819

41,040

0.05

1.45 to 1.60

(24.28) to (24.18)

COS

December 31, 2003

298,753

11.9276

3,563,173

0.35

1.40

26.53

December 31, 2002

349,823

9.4264

3,297,434

0.09

1.40

(31.36)

December 31, 2001

506,229

13.7322

6,950,523

-

1.30 to 1.45

(26.00)

MFF

December 31, 2003

8,002

9.5100 to 12.3073

82,229

-

1.45 to 1.85

15.47 to 29.24

December 31, 2002 (a)

3,308

7.3697 to 7.3794

24,395

-

1.45 to 1.60

(26.30) to (26.21)

EGS

December 31, 2003

978,305

12.5815

12,374,317

-

1.40

29.68

December 31, 2002

1,179,567

9.7019

11,550,959

-

1.40

(35.09)

December 31, 2001

1,536,602

14.9457

23,049,534

-

1.30 to 1.45

(35.49)

EM1

December 31, 2003

4,623

13.6074 to 13.6461

62,962

0.47

1.45 to 1.60

49.70 to 49.92

December 31, 2002 (a)

3,271

9.0901 to 9.1020

29,730

-

1.45 to 1.60

(9.10) to (8.98)

FCE

December 31, 2003

55,647

9.8055

545,836

0.44

1.40

50.50

December 31, 2002

42,762

6.5154

278,736

0.99

1.40

(3.29)

December 31, 2001

30,074

6.7371

202,679

-

1.30 to 1.45

(2.41)

GAA

December 31, 2003

-

-

-

3.73

-

10.79

December 31, 2002

178,055

11.3568

2,025,385

3.34

1.40

(8.20)

December 31, 2001

218,881

12.3712

2,711,576

4.89

1.30 to 1.45

(10.18)

GG1

December 31, 2003 (c)

329

13.5776

4,462

-

1.60

35.78

GGS

December 31, 2003

123,602

13.951 to 17.0411

1,950,149

5.23

1.40

14.00

December 31, 2002

155,972

12.2376 to 14.9481

2,121,418

-

1.40

18.96

December 31, 2001

194,789

10.2875 to 12.5661

2,293,608

-

1.25 to 1.45

(3.50)

GG2

December 31, 2003

1,142

11.2486 to 13.0899

13,101

0.30

1.60 to 1.70

24.40 to 32.97

December 31, 2002 (a)

1,059

8.4597

8,956

-

1.60

(15.40)

GGR

December 31, 2003

424,744

15.9174 to 18.6909

7,217,536

0.49

1.40

33.57

December 31, 2002

506,440

11.9165 to 13.9928

6,488,943

0.29

1.40

(20.48)

December 31, 2001

701,394

14.9862 to 17.5974

11,227,056

0.70

1.30 to 1.45

(20.80)

GT2

December 31, 2003

19,492

12.1786 to 12.2132

237,958

2.28

1.45 to 1.60

20.76 to 21.79

December 31, 2002 (a)

15,432

10.1138

156,077

-

1.45

1.14

GTR

December 31, 2003

311,788

16.6854

5,234,115

2.21

1.40

21.28

December 31, 2002

222,222

13.7581

3,089,612

1.99

1.40

(0.79)

December 31, 2001

284,489

13.8673

3,983,458

4.12

1.30 to 1.45

(7.49)

  for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

(c)    for the period June 1, 2003 (Commencement of operations) through December 31, 2003.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit Fair Value

lowest to highest (if

Investment

Expense R atio

Total Return

Units

applicable)

Net Assets

Income Ratio

Lowest to highest**

lowest to highest***

MFK

December 31, 2003

216,546

$

9.8525 to $ 10.6753

$

2,212,594

1.78

%

1.45% to 2.30%

(1.48)% to 2.40%

December 31, 2002 (a)

31,653

10.6196 to 10.6336

336,275

2.07

1.45 to 1.60

6.20 to 6.34

GSS

December 31, 2003

802,266

14.5427 to 16.5211

12,166,611

4.55

1.40

0.74

December 31, 2002

1,064,704

14.4361 to 16.3999

16,023,249

4.33

1.40

8.29

December 31, 2001

826,525

13.3313 to 15.1449

11,688,461

5.48

1.25 to 1.45

5.96

MFC

December 31, 2003

39,343

10.3852 to 12.6501

466,350

3.45

1.45 to 2.30

3.85 to 26.50

December 31, 2002 (a)

4,918

10.1246 to 10.1379

49,809

15.55

1.45 to 1.60

1.25 to 1.38

HYS

December 31, 2003

738,644

13.8321 to 17.4943

10,639,033

9.07

1.40

19.76

December 31, 2002

800,400

11.5494 to 14.6072

9,711,508

10.18

1.40

1.28

December 31, 2001

984,957

11.4032 to 14.4223

11,839,253

9.68

1.25 to 1.45

0.34

IG1

December 31, 2003

4,502

12.4432 to 12.4785

56,145

0.64

1.45 to 1.60

36.14 to 36.35

December 31, 2002 (a)

2,033

9.1398 to 9.1518

18,596

-

1.45 to 1.60

(8.60) to (8.48)

FCG

December 31, 2003

127,528

11.2527

1,443,243

0.74

1.40

36.75

December 31, 2002

149,436

8.2285

1,236,050

0.53

1.40

(13.10)

December 31, 2001

142,195

9.4694

1,353,948

0.70

1.30 to 1.45

(17.06)

MII

December 31, 2003

158,834

14.7437

2,368,837

1.08

1.40

31.78

December 31, 2002

193,097

11.1880

2,185,230

0.82

1.40

(7.24)

December 31, 2001

212,897

12.0613

2,597,478

0.31

1.30 to 1.45

(15.77)

MI1

December 31, 2003

5,662

12.6638

71,708

0.78

1.60

31.07

December 31, 2002 (a)

5,003

9.6620

48,342

-

1.60

(3.88)

MS1

December 31, 2003

3,173

9.8052

31,123

-

1.60%

22.91

December 31, 2002 (a)

3,173

7.9776

25,313

-

1.60%

(20.22)

MSS

December 31, 2003

436,205

12.761 to 17.8468

6,263,547

-

1.40

23.56

December 31, 2002

518,515

10.3281 to 14.4442

6,079,132

-

1.40

(27.01)

December 31, 2001

675,147

14.1506 to 19.7902

10,845,725

-

1.25 to 1.45

(36.41)

M1B

December 31, 2003

34,831

9.3224 to 11.2591

344,319

-

1.45 to 2.10

11.02 to 21.07

December 31, 2002 (a)

17,191

7.7120 to 7.7222

132,655

0.12

1.45 to 1.60

(22.78) to (22.77)

MIS

December 31, 2003

768,535

7.4405

5,795,930

-

1.40

21.68

December 31, 2002

810,817

6.1146

5,057,465

0.15

1.40

(29.05)

December 31, 2001

882,693

8.6184

7,712,417

0.11

1.30 to 1.45

(25.94)

MFL

December 31, 2003

24,552

9.8178 to 11.5607

245,283

0.91

1.45 to 1.90

13.94 to 20.68

December 31, 2002 (a)

11,990

8.1481 to 8.1588

97,728

-

1.45 to 1.60

(18.52) to (18.41)

MIT

December 31, 2003

2,266,305

14.5644 to 21.5267

35,815,638

1.15

1.40

21.14

December 31, 2002

2,710,773

12.0229 to 17.7703

35,510,594

1.04

1.40

(22.32)

December 31, 2001

3,411,049

15.4765 to 22.8749

57,479,906

0.81

1.25 to 1.45

(16.90)

MC1

December 31, 2003

22,054

8.4323 to 13.382

261,590

-

1.45 to 2.30

5.11 to 35.34

December 31, 2002 (a)

4,031

6.2399 to 6.2481

25,158

-

1.45 to 1.60

(37.60) to (37.52)

MCV

December 31, 2003

22,736

10.1817 to 13.0549

284,020

0.01

1.45 to 2.30

2.08 to 30.55

December 31, 2002 (b)

488

7.8444

3,829

-

1.60

(21.56)

MM1

December 31, 2003

107,976

9.8014 to 9.9746

1,067,194

0.28

1.60 to 2.30

(1.99) to (0.25)

December 31, 2002 (a)

197

9.9468

1,961

1.33

1.60

(0.53)

MMS

December 31, 2003

934,706

11.8852 to 13.042

11,860,929

0.65

1.40

(0.76)

December 31, 2002

1,431,492

11.9762 to 13.1419

18,161,198

1.24

1.40

(0.12)

December 31, 2001

1,324,378

11.9911 to 13.1582

16,876,261

3.55

1.25 to 1.45

2.34

  for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

  for the period May 1, 2002 (Commencement of operations) through August 2, 2002.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit Fair Value

lowest to highest (if

Investment

Expense Ratio

Total Return

Units

applicable)

Net Assets

Income Ratio*

lowest to highest**

lowest to highest***

M1A

December 31, 2003

19,393

$

9.6809 to $ 12.8427

$

193,197

-

%

1.45% to 1.90%

23.66% to 33.06%

December 31, 2002 (a)

18,776

7.2869 to 7.2965

136,905

-

1.45 to 1.60

(27.13) to (27.04)

NWD

December 31, 2003

223,352

12.9781

2,931,081

-

1.40

33.42

December 31, 2002

237,152

9.7270

2,332,257

-

1.40

(34.38)

December 31, 2001

254,495

14.8233

3,808,507

-

1.30 to 1.45

(6.43)

RG1

December 31, 2003

3,456

10.0987 to 10.1274

34,963

0.58

1.45 to 1.60

25.46 to 25.65

December 31, 2002 (a)

3,173

8.0601 to 8.0495

25,565

-

1.45 to 1.60

(19.50) to (19.40)

RGS

December 31, 2003

215,089

12.0342

2,610,268

0.81

1.40

26.10

December 31, 2002

245,892

9.5433

2,364,543

0.69

1.40

(22.49)

December 31, 2001

266,116

12.3124

3,299,105

0.45

1.30 to 1.45

(12.13)

RI1

December 31, 2003

20,234

12.0499 to 13.0994

255,695

0.21

1.45 to 2.10

26.13 to 31.47

December 31, 2002 (a)

3,371

9.1793 to 9.1914

30,944

-

1.40

(8.21) to (8.09)

RSS

December 31, 2003

90,141

11.3603

1,024,519

0.63

1.40

32.01

December 31, 2002

91,617

8.6056

788,787

0.25

1.40

(12.70)

December 31, 2001

85,319

9.8579

841,013

0.81

1.30 to 1.45

(18.90)

RE1

December 31, 2003

6,547

9.7622 to 9.7900

63,947

0.33

1.45 to 1.60

(2.10) to 23.01

December 31, 2002 (a)

1,276

7.9359

10,124

1.36

1.60

(20.64)

RES

December 31, 2003

1,200,316

13.2370

15,908,316

0.85

1.40

23.59

December 31, 2002

1,429,972

10.7105

15,332,331

0.42

1.40

(26.18)

December 31, 2001

1,906,941

14.5082

27,680,663

0.03

1.30 to 1.45

(22.48)

SG1

December 31, 2003

57,155

9.6768 to 12.2726

684,286

-

1.60 to 2.30

5.92 to 25.02

December 31, 2002 (a)

501

7.7404

3,882

-

1.60

(22.60)

SGS

December 31, 2003

75,193

5.477

412,092

-

1.40

25.77

December 31, 2002

64,100

4.3547

279,343

-

1.40

(31.07)

December 31, 2001

91,155

6.3172

575,848

-

1.30 to 1.45

(25.68)

SI1

December 31, 2003

11,880

10.4214 to 11.6298

137,129

3.74

1.45 to 2.10

4.21 to 15.24

December 31, 2002 (a)

7,443

10.4780 to 10.4918

78,016

-

1.45 to 1.60

4.78 to 4.92

SIS

December 31, 2003

103,290

12.3757

1,278,288

4.36

1.40

11.33

December 31, 2002

68,782

11.1163

764,611

4.41

1.40

6.00

December 31, 2001

48,448

10.4868

508,084

3.11

1.30 to 1.45

1.92

SVS

December 31, 2003 (c)

2,637

9.792 to 12.7343

27,977

-

1.45 to 1.90

(2.08) to 27.34

MFJ

December 31, 2003

420,181

10.5516 to 11.6673

4,718,337

1.98

1.35 to 2.30

5.52 to 16.67

December 31, 2002 (a)

106,131

9.4345 to 9.4469

1,002,290

0.69

1.45 to 1.60

(5.66) to (5.53)

TRS

December 31, 2003

2,392,586

17.7421 to 23.5321

46,500,860

3.43

1.40

15.53

December 31, 2002

2,734,379

15.3567 to 20.3682

46,320,941

3.17

1.40

(7.02)

December 31, 2001

2,874,669

16.5156 to 21.9054

53,044,006

3.48

1.25 to 1.45

(0.88)

MFE

December 31, 2003

8,106

12.0079 to 14.6081

97,904

-

1.65 to 1.90

(2.37) to 46.08

December 31, 2002 (a)

566

8.6075

4,873

8.53

1.60

(13.92)

UTS

December 31, 2003

443,600

17.4725 to 23.4295

8,283,068

3.17

1.40

34.38

December 31, 2002

478,770

13.0025 to 17.4356

6,618,318

3.82

1.40

(24.90)

December 31, 2001

746,582

17.3147 to 23.2179

13,581,401

3.86

1.25 to 1.45

(25.36)

MV1

December 31, 2003

49,506

10.7850 to 12.1013

555,117

1.31

1.45 to 2.10

19.27 to 23.27

December 31, 2002 (a)

25,856

8.7622 to 8.7737

226,673

0.64

1.45 to 1.60

(12.38) to (12.26)

MVS

December 31, 2003

536,812

12.1988

6,548,504

1.63

1.40

23.59

December 31, 2002

573,552

9.8707

5,694,570

0.77

1.40

(14.77)

December 31, 2001

382,352

11.5813

4,428,169

0.44

1.30 to 1.45

(8.77)

(a)  for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

(c)  for the period June 1, 2003 (Commencement of operations) through December 31, 2003.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31`

Unit Fair Value

lowest to highest (if

Investment

Expense Ratio

Total Return

Units

applicable)

Net Assets

Income Ratio*

lowest to highest**

lowest to highest***

LA1

December 31, 2003 (c)

74,789

$

10.9299 to $ 12.9263

$

940,155

2.54

%

1.65% to 2.30%

9.30% to 29.26%

LA2

December 31, 2003 (d)

581

12.1352 to 12.5454

7,199

1.43

1.70 to 1.90

21.35 to 25.45

FTI

December 31, 2003 (d)

41,808

10.7884 to 12.9673

535,856

0.10

1.35 to 2.30

7.88 to 29.67

FMS

December 31, 2003 (c)

3,938

11.7224 to 12.3538

48,049

-

1.65 to 2.10

17.22 to 23.54

FVS

December 31, 2003 (c)

1,158

12.5895 to 13.4342

15,062

0.15

1.35 to 1.90

25.89 to 34.34

PRR

December 31, 2003 (c)

7,757

10.0967 to 11.1879

83,631

0.70

1.65 to 2.30

0.97 to 11.88

PTR

December 31, 2003 (c)

72,475

9.9695 to 10.7591

756,512

2.29

1.65 to 2.30

(0.30) to 7.59

OMG

December 31, 2003 (c)

5,592

11.7085 to 11.8889

66,347

-

1.65 to 1.90

17.08 to 18.89

OCA

December 31, 2003 (c)

52,771

10.7535 to 12.5533

648,175

-

1.35 to 2.30

7.53 to 25.53

OMS

December 31, 2003 (f)

898

13.1022 to 13.1405

11,791

-

1.65 to 2.10

31.02 to 31.41

SC3

December 31, 2003 (c)

24,813

10.8848 to 14.1883

332,092

-

1.35 to 2.30

8.85 to 41.88

(c) for the period June 1, 2003 (Commencement of operations) through December 31, 2003.

(d) for the period July 1, 2003 (Commencement of operations) through December 31, 2003.

(e) for the period September 1, 2003 (Commencement of operations) through December 31, 2003.

(f)  for the period October 1, 2003 (Commencement of operations) through December 31, 2003.

  Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  34 -

Independent Auditors' Report

To the Participants in All-Star, All-Star Freedom, All-Star Traditions  and All-Star Extra  Sub-Accounts and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of Alliance VP Premier Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth & Income Sub-Account,  Franklin T.T. Franklin Growth and Income, Franklin T.T. Mutual Shares Securities, Franklin T.T. Templeton Foreign Securities,  Galaxy VIP Quality Columbia Real Estate Equity Sub-Account, Galaxy VIP Columbia High Yield, Liberty VIT Colonial Strategic Income Sub-Account, Liberty VIT Liberty Growth & Income Sub-Account, Liberty VIT Liberty S&P 500 Index Sub-Account, Liberty VIT Liberty Select Value Sub-Account, Liberty VIT Liberty All Star Equity Sub-Account, Liberty VIT Liberty Federal Securities Sub-Account, Liberty VIT Newport Tiger Sub-Account, Liberty VIT Wanger Foreign Forty Sub-Account, Liberty VIT Wanger International Small Cap Sub-Account, Liberty VIT Wanger Twenty Sub-Account, Liberty VIT Wanger U.S. Small Cap Sub-Account, Lord Abbott Series Growth & Income Fund, Lord Abbott Series Mid-Cap Value Fund,  MFS/Sun Life Investors Growth Stock Sub-Account, MFS/Sun Life Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account,  Stein Roe VIT Liberty Asset Allocation Sub-Account, SteinRoe VIT Growth Stock Sub-Account and SteinRoe VIT Liberty Money Market Sub-Account of Sun Life of Canada (U.S.) Variable Account C (the ''Sub-Accounts'') as of December 31, 2003, the related statements of operations and changes in net assets, and the financial highlights for the period from July 1, 2003 to December 31, 2003.   These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2003 and the results of their operations, the changes in their net assets, and the financial highlights for the period from July 1, 2003 to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 22, 2004

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2003

Assets:

Investments in:

Shares

Cost

Value

Alliance Variable Products Series Fund, Inc.

 Premier Growth Fund (AN1)

21,924

$

451,799

$

467,635

 Technology Fund (AN2)

2,869

40,159

41,166

 Growth and Income Fund (AN3)

21,976

446,119

475,120

 Franklin Templeton Trust

          Franklin Growth and Income (FGI)

4,753

63,271

68,014

          Mutual Shares Securities (FMS)

9,202

128,765

137,016

          Templeton Foreign Securities (FTI)

46,756

537,390

572,296

 Galaxy Variable Insurance Products Funds

 VIP Quality Columbia Real Estate Equity (GCR)

5,683

66,950

62,291

          Columbia High Yield (HCY)

52,180

485,858

491,537

 Liberty Variable Investment Trust

 Colonial Strategic Income Fund (CSI)

3,485

35,331

34,157

 Liberty Growth & Income Fund (CGI)

13,564

178,982

191,796

 Liberty S&P 500 Index Fund (LIF)

21,231

191,532

203,609

 Liberty Select Value Fund (LSV)

2,757

39,917

42,484

 Liberty All Star Equity Fund (LAS)

5,229

53,850

57,153

 Liberty Federal Securities Fund (LFS)

41,489

457,901

461,358

 Newport Tiger Fund (NTF)

8,215

16,598

17,415

 Wanger Foreign Forty Fund (WFF)

21,537

273,582

298,711

 Wanger International Small Cap Fund (WIS)

284

4,785

5,595

 Wanger Twenty Fund (WTF)

12,988

234,714

240,935

 Wanger U.S. Small Cap Fund (USC)

26,726

680,950

708,494

 Lord Abbott Series Fund, Inc.

          Growth & Income Portfolio (LA1)

12,168

281,251

298,349

          Mid-Cap Value (LA2)

4,820

77,257

82,138

 MFS/Sun Life Series Trust

 Investors Growth Stock Series (TMI)

7,734

64,200

66,281

 Investors Trust Series (STI)

5,360

82,152

87,151

 New Discovery Series (TND)

1,135

15,958

15,719

 PIMCO Variable Insurance Trust

 Real Return bond Portfolio (PRR)

29,686

365,682

366,919

 Total Return Bond Portfolio (PTR)

171,920

1,771,755

1,781,096

 SteinRoe Variable Investment Trust

 Liberty Asset Allocation Fund (SBF)

47,465

628,410

652,645

 Growth Stock Fund (SGF)

267

6,158

6,449

 Liberty Money Market Fund (SMM)

574,684

574,684

574,684

Net assets

$

8,255,960

$

8,508,213

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2003 - continued

Net Assets Applicable to Contract Owners of

Consolidated All Star Contracts:

Units

Value

 Alliance Variable Products Series Fund, Inc.

 AN1

42,239

$ 467,635

 AN2

3,231

41,166

 AN3

39,170

475,120

 Franklin Templeton Trust

                           FGI

5,448

68,014

                           FMS

11,567

137,016

                           FTI

44,565

572,296

 Galaxy Variable Insurance Products Funds

 GCR

4,835

62,291

                          HCY

45,780

491,537

 Liberty Variable Investment Trust

 CSI

3,206

34,157

 CGI

16,288

191,796

 LIF

17,361

203,609

 LSV

3,483

42,484

 LAS

4,337

57,153

 LFS

46,030

461,358

 NTF

1,181

17,415

 WFF

21,810

298,711

 WIS

408

5,595

 WTF

20,118

240,935

 USC

52,574

708,494

 Lord Abbott Series Fund, Inc.

                           LA1

24,502

298,349

                           LA2

6,675

82,138

 MFS/Sun Life Series Trust

 TMI

5,968

66,281

 STI

7,631

87,151

 TND

1,280

15,719

 PIMCO Variable Insurance Trust

                           PRR

35,966

366,919

                           PTR

177,853

1,781,096

 SteinRoe Variable Investment Trust

 SBF

56,417

652,645

 SGF

549

6,449

 SMM

58,051

574,684

 Net Assets

$ 8,508,213

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - For the Period July 1, 2003 (commencement of operations) through December 31, 2003

 AN1
Sub-Account

 AN2
Sub-Account

 AN3
Sub-Account

 FGI
Sub-Account

 FMS
Sub-Account

 FTI
Sub-Account

Income and expenses:

 Dividend income

$

-

$

-

$

-

$

-

$

-

$

-

 Mortality and expense risk charges

(1,045

)

(64

)

(1,059

)

(117

)

(330

)

(1,355

)

 Distribution expense charges

(125

)

(8

)

(127

)

(14

)

(40

)

(163

)

 Net investment income (loss)

$

(1,170

)

$

(72

)

$

(1,186

)

$

(131

)

$

(370

)

$

(1,518

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

173

$

(5

)

$

955

$

2

$

23

$

2,282

 Realized gain distributions

-

-

-

-

-

-

 Net realized gains (losses)

$

173

$

(5

)

$

955

$

2

$

23

$

2,282

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

15,836

$

1,007

$

29,001

$

4,743

$

8,251

$

34,906

 Beginning of period

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

15,836

$

1,007

$

29,001

$

4,743

8,251

$

34,906

 Realized and unrealized gains (losses)

$

16,009

$

1,002

$

29,956

$

4,745

$

8,274

$

37,188

Increase (Decrease) in net assets from operations

$

14,839

$

930

$

28,770

$

4,614

$

7,904

$

35,670

 GCR
Sub-Account

 HCY
Sub-Account

 CSI
Sub-Account

 CGI
Sub-Account

 LIF
Sub-Account

 LSV
Sub-Account

Income and expenses:

 Dividend income

$

862

$

6,306

$

2,359

$

2,129

$

1,578

$

64

 Mortality and expense risk charges

(185

)

(1,524

)

(77

)

(589

)

(610

)

(114

)

 Distribution expense charges

(22

)

(183

)

(9

)

(71

)

(73

)

(14

)

 Net investment income (loss)

$

655

$

4,599

$

2,273

$

1,469

$

895

$

(64

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(48

)

$

29

$

5

$

(78

)

$

(80

)

$

45

 Realized gain distributions

7,876

-

-

-

-

-

 Net realized gains (losses)

$

7,828

$

29

$

5

$

(78

)

$

(80

)

$

45

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(4,659

)

$

5,679

$

(1,174

)

$

12,814

$

12,077

$

2,567

 Beginning of period

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

(4,659

)

$

5,679

$

(1,174

)

$

12,814

12,077

$

2,567

 Realized and unrealized gains (losses)

$

3,169

$

5,708

$

(1,169

)

$

12,736

$

11,997

$

2,612

Increase (Decrease) in net assets from operations

$

3,824

$

10,307

$

1,104

$

14,205

$

12,892

$

2,548

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - For the Period July 1, 2003 (commencement of operations) through December 31, 2003- continued

 LAS
Sub-Account

 LFS
Sub-Account

 NTF
Sub-Account

WFF Sub-Account

WIS Sub-Account

WTF Sub-Account

Income and expenses:

 Dividend income

$

97

$

-

$

116

$

-

$

-

$

-

 Mortality and expense risk charges

(78

)

(952

)

(16

)

(745

)

(28

)

(660

)

 Distribution expense charges

(9

)

(114

)

(2

)

(89

)

(3

)

(79

)

 Net investment income (loss)

$

10

$

(1,066

)

$

98

$

(834

)

$

(31

)

$

(739

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

1

$

(5

)

$

-

$

1,942

$

17

$

(63

)

 Realized gain distributions

-

-

-

-

-

-

 Net realized gains (losses)

$

1

$

(5

)

$

-

$

1,942

$

17

$

(63

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

3,303

$

3,457

$

817

$

25,129

$

810

$

6,221

 Beginning of  period

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

3,303

$

3,457

$

817

$

25,129

810

$

6,221

 Realized and unrealized gains (losses)

$

3,304

$

3,452

$

817

$

27,071

$

827

$

6,158

Increase (Decrease) in net assets from operations

$

3,314

$

2,386

$

915

$

26,237

$

796

$

5,419

USC Sub-Account

LA1 Sub-Account

LA2 Sub-Account

TMI Sub-Account

STI Sub-Account

TND Sub-Account

Income and expenses:

 Dividend income

$

-

$

1,696

$

379

$

-

$

-

$

-

 Mortality and expense risk charges

(1,856

)

(654

)

(223

)

(206

)

(184

)

(36

)

 Distribution expense charges

(223

)

(78

)

(27

)

(25

)

(22

)

(4

)

 Net investment income (loss)

$

(2,079

)

$

964

$

129

$

(231

)

$

(206

)

$

(40

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

1,296

$

960

$

12

$

27

$

(217

)

$

-

 Realized gain distributions

-

-

783

-

-

-

 Net realized gains (losses)

$

1,296

$

960

$

795

$

27

$

(217

)

$

-

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

27,544

$

17,098

$

4,881

$

2,081

$

4,999

$

(239

)

 Beginning of period

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

27,544

$

17,098

$

4,881

$

2,081

4999

$

(239

)

 Realized and unrealized gains (losses)

$

28,840

$

18,058

$

5,676

$

2,108

$

4,782

$

(239

)

Increase (Decrease) in net assets from operations

$

26,761

$

19,022

$

5,805

$

1,877

$

4,576

$

(279

)

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - For the Period July 1, 2003 (commencement of operations) through December 31, 2003- continued

PRR Sub-Account

PTR Sub-Account

SBF Sub-Account

 SGF
Sub-Account

SMM Sub-Account

Income and expenses:

 Dividend income

$

647

$

8,733

$

-

$

-

$

436

 Mortality and expense risk charges

(1,435

)

(5,896

)

(1,317

)

(12

)

(973

)

 Distribution expense charges

(172

)

(708

)

(158

)

(1

)

(117

)

 Net investment income (loss)

$

(960

)

$

2,129

$

(1,475

)

$

(13

)

$

(654

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

351

$

254

$

386

$

1

$

-

 Realized gain distributions

7,220

11,897

-

-

-

 Net realized gains (losses)

$

7,571

$

12,151

$

386

$

1

$

-

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

1,237

$

9,341

$

24,235

$

291

$

-

 Beginning of period

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

1,237

$

9,341

$

24,235

$

291

-

 Realized and unrealized gains (losses)

$

8,808

$

21,492

$

24,621

$

292

$

-

Increase (Decrease) in net assets from operations

$

7,848

$

23,621

$

23,146

$

279

$

(654

)

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets

AN1

AN2

AN3

FGI

FMS

FTI

GCR

HCY

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (d)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (e)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (a)

Operations:

 Net investement income (loss)

$

(1,170

)

$

(72

)

$

(1,186

)

$

(131

)

$

(370

)

$

(1,518

)

$

655

$

4,599

 Net realized gains (losses)

173

(5

)

955

2

23

2,282

7,828

29

 Net unrealized gains (losses)

15,836

1,007

29,001

4,743

8,251

34,906

(4,659

)

5,679

 Increase (Decrease) in net assets from operations

$

14,839

$

930

$

28,770

$

4,614

$

7,904

$

35,670

$

3,824

$

10,307

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

402,018

$

38,418

$

411,862

$

62,224

$

127,935

$

486,356

$

52,489

$

468,056

 Net transfers between Sub-Accounts and Fixed Account

54,886

1,818

37,948

1,176

1,177

55,224

5,978

15,091

 Withdrawals, surrenders, annuitizations and contract charges

(4,108

)

-

(3,460

)

-

-

(4,954

)

-

(1,917

)

 Net accumulation activity

$

452,796

$

40,236

$

446,350

$

63,400

$

129,112

$

536,626

$

58,467

$

481,230

 Annuitization activity:

 Annutizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

 Net Annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets

$

467,635

$

41,166

$

475,120

$

68,014

$

137,016

$

572,296

$

62,291

$

491,537

Net assets:

 Beginning of year

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 End of year

$

467,635

$

41,166

$

475,120

$

68,014

$

137,016

$

572,296

$

62,291

$

491,537

Unit Transactions:

 Beginning of year

-

-

-

-

-

-

-

-

 Purchased

37,646

3,093

36,139

5,348

11,465

40,437

4,357

44,534

 Transferred between Sub-Accounts and Fixed
Accumulation Account

5,152

138

3,471

100

102

4,742

517

1,415

 Withdrawn, surrendered and Annuitized

(559

)

-

(440

)

-

-

(614

)

(39

)

(169

)

 End of year

42,239

3,231

39,170

5,448

11,567

44,565

4,835

45,780

(a)   For the period July 1, 2003 (commencement of operations) through December 31, 2003.

(d)   For the period October 1, 2003 (commencement of operations) through December 31, 2003.

(e)   For the period November 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

CSI

CGI

LIF

LSV

LAS

LFS

NTF

WFF

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

 Period Ended
 December 31,
2003 (b)

 Period Ended
 December 31,
2003 (b)

 Period Ended
 December 31,
2003 (b)

 Period Ended
 December 31,
2003 (c)

 Period Ended
 December 31,
2003 (e)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (f)

 Period Ended
 December 31,
2003 (a)

Operations:

 Net investement income (loss)

$

2,273

$

1,469

$

895

$

(64

)

$

10

$

(1,066

)

$

98

$

(834

)

 Net realized gains (losses)

5

(78

)

(80

)

45

1

(5

)

-

1,942

 Net unrealized gains (losses)

(1,174

)

12,814

12,077

2,567

3,303

3,457

817

25,129

 Increase (Decrease) in net assets from operations

$

1,104

$

14,205

$

12,892

$

2,548

$

3,314

$

2,386

$

915

$

26,237

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

33,108

$

177,591

$

187,738

$

39,128

$

53,840

$

430,887

$

16,500

$

250,232

 Net transfers between Sub-Accounts and Fixed Account

(55

)

-

2,979

1,864

-

30,835

-

24,596

 Withdrawals, surrenders, annuitizations and contract charges

-

-

-

(1,056

)

(1

)

(2,750

)

-

(2,354

)

 Net accumulation activity

$

33,053

$

177,591

$

190,717

$

39,936

$

53,839

$

458,972

$

16,500

$

272,474

 Annuitization activity:

 Annutizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

 Net Annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets

$

34,157

$

191,796

$

203,609

$

42,484

$

57,153

$

461,358

$

17,415

$

298,711

Net assets:

 Beginning of year

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 End of year

$

34,157

$

191,796

$

203,609

$

42,484

$

57,153

$

461,358

$

17,415

$

298,711

Unit Transactions:

 Beginning of year

-

-

 Purchased

3,211

16,288

17,100

3,412

4,337

43,211

1,181

19,992

 Transferred between Sub-Accounts and Fixed
Accumulation Account

(5

)

-

261

159

-

3,092

-

2,126

 Withdrawn, surrendered and Annuitized

-

-

-

(88

)

-

(273

)

-

(308

)

 End of year

3,206

16,288

17,361

3,483

4,337

46,030

1,181

21,810

(a)   For the period July 1, 2003 (commencement of operations) through December 31, 2003.

(b)   For the period August 1, 2003 (commencement of operations) through December 31, 2003.

(c)   For the period September 1, 2003 (commencement of operations) through December 31, 2003.

(e)   For the period November 1, 2003 (commencement of operations) through December 31, 2003.

(f)   For the period December 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

WIS

WTF

USC

LA1

LA2

TMI

STI

TND

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

 Period Ended
 December 31,
2003 (c)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (c)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (d)

 Period Ended
 December 31,
2003 (e)

Operations:

 Net investement income (loss)

$

(31

)

$

(739

)

$

(2,079

)

$

964

$

129

$

(231

)

$

(206

)

$

(40

)

 Net realized gains (losses)

17

(63

)

1,296

960

795

27

(217

)

-

 Net unrealized gains (losses)

810

6,221

27,544

17,098

4,881

2,081

4,999

(239

)

 Increase (Decrease) in net assets from operations

$

796

$

5,419

$

26,761

$

19,022

$

5,805

$

1,877

$

4,576

$

(279

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

5,000

$

234,738

$

623,714

$

263,518

$

74,899

$

53,515

$

82,575

$

15,998

 Net transfers between Sub-Accounts and Fixed Account

-

778

62,360

17,740

1,814

10,889

-

-

 Withdrawals, surrenders, annuitizations and contract charges

(201

)

-

(4,341

)

(1,931

)

(380

)

-

-

-

 Net accumulation activity

$

4,799

$

235,516

$

681,733

$

279,327

$

76,333

$

64,404

$

82,575

$

15,998

 Annuitization activity:

 Annutizations

$

-

$

-

$

-

$

-

$

-

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

 Net Annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets

$

5,595

$

240,935

$

708,494

$

298,349

$

82,138

$

66,281

$

87,151

$

15,719

Net assets:

 Beginning of year

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 End of year

$

5,595

$

240,935

$

708,494

$

298,349

$

82,138

$

66,281

$

87,151

$

15,719

Unit Transactions:

 Beginning of year

-

-

-

-

-

-

-

-

 Purchased

424

20,051

48,110

23,108

6,552

5,038

7,631

1,280

 Transferred between Sub-Accounts and Fixed
Accumulation Account

-

67

4,935

1,630

156

1,009

-

-

 Withdrawn, surrendered and Annuitized

(16

)

-

(471

)

(236

)

(33

)

(79

)

-

-

 End of year

408

20,118

52,574

24,502

6,675

5,968

7,631

1,280

(a)   For the period July 1, 2003 (commencement of operations) through December 31, 2003.

(c)   For the period September 1, 2003 (commencement of operations) through December 31, 2003.

(d)   For the period October 1, 2003 (commencement of operations) through December 31, 2003.

(e)   For the period November 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

PRR

PTR

SBF

SGF

SMM

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (a)

 Period Ended
 December 31,
2003 (e)

 Period Ended
 December 31,
2003 (a)

Operations:

 Net investement income (loss)

$

(960

)

$

2,129

$

(1,475

)

$

(13

)

$

(654

)

 Net realized gains (losses)

7,571

12,151

386

1

-

 Net unrealized gains (losses)

1,237

9,341

24,235

291

-

 Increase (Decrease) in net assets from operations

$

7,848

$

23,621

$

23,146

$

279

$

(654

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

282,127

$

1,366,349

$

592,874

$

5,200

$

544,295

 Net transfers between Sub-Accounts and Fixed Account

76,944

407,933

43,137

970

33,795

 Withdrawals, surrenders, annuitizations and contract charges

-

(16,807

)

(6,512

)

-

(2,752

)

 Net accumulation activity

$

359,071

$

1,757,475

$

629,499

$

6,170

$

575,338

 Annuitization activity:

 Annutizations

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

 Net Annuitization activity

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets

$

366,919

$

1,781,096

$

652,645

$

6,449

$

574,684

Net assets:

 Beginning of year

$

-

$

-

$

-

$

-

$

-

 End of year

$

366,919

$

1,781,096

$

652,645

$

6,449

$

574,684

Unit Transactions:

 Beginning of year

-

-

-

-

-

 Purchased

28,257

138,671

53,113

463

54,921

 Transferred between Sub-Accounts and Fixed
Accumulation Account

7,709

41,163

3,969

86

3,409

 Withdrawn, surrendered and Annuitized

-

(1,981

)

(665

)

-

(279

)

 End of year

35,966

177,853

56,417

549

58,051

(a)   For the period July 1, 2003 (commencement of operations) through December 31, 2003.

(e)   For the period November 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life of Canada (N.Y.) Variable Account C (the ''Variable Account''), a separate account of Sun Life Insurance Company and Annuity Company of New York, (the ''Sponsor'')  (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) was established on October 18, 1985 as a funding vehicle for the variable portion of All Star contracts, All Star Freedom contracts, All Star Traditions contracts and All Star Extra contracts (collectively, the ''Contracts'') and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exist in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds.  The Funds offered are:  Alliance Variable Products Series Fund, Inc., Franklin Templeton Trust, Galaxy Variable Insurance Products Funds, Liberty Variable Investment Trust, Lord Abbott Series Fund Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust and SteinRoe Variable Investment Trust (collectively, "the Funds").  Massachusetts Financial Services Company (''MFS''), an affiliate of the Sponsor, is the investment adviser to the MFS/Sun Life Series Trust (the "Series Trust").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

Level 1

Level 2

Level 3

Level 4

Level 5

All-Star contracts

1.30

%

1.50

%

1.70

%

1.90

%

2.25

%

All-Star Freedom contracts

1.35

%

1.55

%

1.75

%

1.95

%

2.30

%

All-Star Traditions contracts

1.05

%

1.25

%

1.45

%

1.65

%

1.95

%

All-Star Extra contracts

1.40

%

1.60

%

1.80

%

2.00

%

2.30

%

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust and charges a management fee at an effective annual rate ranging from 1.09% to 1.30%, of the Series Trust net assets.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract.  In no event shall the aggreagate withdrawal charges exceed 8% of the purchase payments made under the contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to All-Star Traditions and All-Star Extra contracts and an effective annual rate of 0.20% of the net assets attributable to All-Star and All-Star Freedom contracts.

As reimbursement for administrative expenses attributable to All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the period ended December 31, 2003, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statement of Changes in Net Assets.

Contract Charges

Surrender Charges

Alliance Variable Products Series Fund, Inc.

$

$

Premier Growth Fund

-

-

Technology Fund

-

-

Growth and Income Fund

-

-

Franklin Templeton Trust

Franklin Growth and Income

-

-

Mutual Shares Securities

-

-

Templeton Foreign Securities

-

-

Galaxy Variable Insurance Products Funds

VIP Quality Columbia Real Estate

-

-

Columbia High Yield

-

-

Liberty Variable Investment Trust

Colonial Strategic Income Fund

-

-

Liberty Growth & Income Fund

-

-

Liberty S&P 500 Index Fund

-

-

Liberty Select Value Fund

-

-

Liberty All Star Equity Fund

-

-

Liberty Federal Securities Fund

-

7

Newport Tiger Fund

-

-

Wanger Foreign Forty Fund

-

-

Wanger International Small Cap Fund

-

-

Wanger Twenty Fund

-

-

Wanger U.S. Small Cap Fund

-

-

Lord Abbett Series Fund, Inc.

Growth & Income Portfolio

-

-

Mid-Cap Value

-

-

MFS/Sun Life Series Trust

Investors Growth Stock Series

-

-

Investors Trust Series

-

-

New Discovery Series

-

-

PIMCO Variable Insurance Trust

Real Return Bond Portfolio

-

-

Total Return Bond Portfolio

-

-

SteinRoe Variable Investment Trust

Liberty Asset Allocation Fund

-

-

Growth Stock Fund

-

-

Liberty Money Market Fund

-

-

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(4) Annuity Reserves

Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year.  Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.  Due to the demographic, no reserves were required at year end for this contract type.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2003:

Purchases

Sales

Alliance Variable Products Series Fund, Inc.

 Premier Growth Fund

$

458,552

$

6,927

 Technology Fund

40,233

69

 Growth and Income Fund

459,133

13,967

Franklin Templeton Trust

Franklin Growth and Income

63,694

125

Mutual Shares Securities

150,707

21,965

Templeton Foreign Securities

562,118

27,010

Galaxy Variable Insurance Products Funds

 VIP Quality Columbia Real Estate Equity

67,918

921

Columbia High Yield

488,975

3,146

Liberty Variable Investment Trust

 Colonial Strategic Income Fund

35,465

139

 Liberty Growth & Income Fund

202,596

25,536

 Liberty S&P 500 Index Fund

203,848

12,236

 Liberty Select Value Fund

41,067

1,194

 Liberty All Star Equity Fund

53,935

87

 Liberty Federal Securities Fund

478,909

21,002

 Newport Tiger Fund

16,616

18

 Wanger Foreign Forty Fund

286,949

15,310

 Wanger International Small Cap Fund

5,000

232

 Wanger Twenty Fund

247,118

12,342

 Wanger U.S. Small Cap Fund

695,872

16,219

Lord Abbett Series Fund, Inc.

Growth & Income Portfolio

297,387

17,097

Mid-Cap Value

77,933

688

MFS/Sun Life Series Trust

 Investors Growth Stock Series

65,262

1,087

 Investors Trust Series

103,937

21,568

 New Discovery Series

15,998

40

PIMCO Variable Insurance Trust

Real Return Bond Portfolio

384,409

19,077

Total Return Bond Portfolio

1,805,018

33,516

SteinRoe Variable Investment Trust

 Liberty Asset Allocation Fund

637,039

9,015

 Growth Stock Fund

6,170

13

 Liberty Money Market Fund

578,184

3,499

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 is as follows:

At December 31

For year ended December 31

Unit Fair Value

Investment

Expense Ratio

Total Return

Units

Lowest to Highest

Net Assets

Income Ratio*

lowest to highest**

lowest to highest***

AN1

December 31, 2003 (a)

42,239

$11.0442

to

$11.1020

$467,635

-

1.65%

to

2.30%

10.44%

to

11.02%

AN2

December 31, 2003 (d)

3,231

12.4937

to

14.2160

41,166

-

1.65

to

1.85

24.94

to

42.16

AN3

December 31, 2003 (a)

39,170

11.7678

to

12.8185

475,120

-

1.65

to

2.30

17.68

to

28.19

FGI

December 31, 2003 (e)

5,448

12.1271

to

12.5118

68,014

-

1.65

to

1.70

21.27

to

25.12

FMS

December 31, 2003 (a)

11,567

11.7262

to

11.9642

137,016

-

1.65

to

2.05

17.26

to

19.64

FTI

December 31, 2003 (a)

44,565

12.6636

to

13.0986

572,296

-

1.65

to

2.30

26.64

to

30.99

GCR

December 31, 2003 (a)

4,835

12.1017

to

13.8962

62,291

7.21

1.65

to

2.05

21.02

to

38.96

HCY

December 31, 2003 (a)

45,780

10.3646

to

11.9919

491,537

6.97

1.65

to

2.30

3.65

to

19.92

CSI

December 31, 2003 (b)

3,206

10.6360

to

10.6602

34,157

48.21

1.65

to

1.85

6.36

to

6.60

CGI

December 31, 2003 (b)

16,288

11.6796

to

12.0059

191,796

5.49

1.70

16.80

to

20.06

LIF

December 31, 2003 (b)

17,361

11.6902

to

12.2531

203,609

3.94

1.65

to

1.90

16.90

to

22.53

LSV

December 31, 2003 (c)

3,483

12.1036

to

12.2535

42,484

0.90

1.70

to

1.90

21.04

to

22.54

LAS

December 31, 2003 (e)

4,337

12.5220

to

13.9418

57,153

2.08

1.70

to

1.85

25.22

to

39.42

LFS

December 31, 2003 (a)

46,030

9.8614

to

10.2696

461,358

-

1.65

to

2.30

(1.39)

to

2.70

NTF

December 31, 2003 (f)

1,181

14.7491

17,415

15.99

1.85

47.49

WFF

December 31, 2003 (a)

21,810

13.2549

to

14.5300

298,711

-

1.65

to

2.30

32.55

to

45.30

WIS

December 31, 2003 (c)

408

13.7243

5,595

-

1.85

37.24

WTF

December 31, 2003 (a)

20,118

11.7806

to

12.6036

240,935

-

1.65

to

1.90

17.81

to

26.04

USC

December 31, 2003 (a)

52,574

12.9243

to

14.6412

708,494

-

1.65

to

2.30

29.24

to

46.41

LA1

December 31, 2003 (a)

24,502

11.9325

to

12.4180

298,349

3.89

1.65

to

2.30

19.32

to

24.18

LA2

December 31, 2003 (c)

6,675

12.1313

to

12.5693

82,138

2.89

1.65

to

1.90

21.31

to

25.69

TMI

December 31, 2003 (a)

5,968

11.0991

to

11.2128

66,281

-

1.65

to

1.90

10.99

to

12.13

STI

December 31, 2003 (d)

7,631

11.3823

to

11.4994

87,151

-

1.70

13.82

to

14.99

TND

December 31, 2003 (e)

1,280

12.2796

15,719

-

1.65

22.80

PRR

December 31, 2003 (a)

35,966

10.1937

to

10.2070

366,919

0.74

1.70

to

1.90

1.94

to

2.07

PTR

December 31, 2003 (a)

177,853

9.9695

to

10.0805

1,781,096

2.27

1.65

to

2.30

(0.30)

to

0.81

SBF

December 31, 2003 (a)

56,417

11.2334

to

11.8759

652,645

-

1.65

to

2.30

12.33

to

18.76

SGF

December 31, 2003 (e)

549

11.7429

6,449

-

1.70

17.43

SMM

December 31, 2003 (a)

58,051

9.8345

to

9.9354

574,684

0.61

1.65

to

2.30

(1.65)

to

(0.65)

(a)   For the period July 1, 2003 (commencement of operations) through December 31, 2003.  Investment Income Ratio and Expense Ratio have been annualized.

(b)   For the period August 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(c)   For the period September 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(d)   For the period October 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(e)   For the period November 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(f)   For the period December 1, 2003 (commencement of operations) through December 31, 2003.Investment Income Ratio and Expense Ratio have been annualized.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

* Represents the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Appendix A

Columbia All Star NY

Condensed Financial Information - Accumulation Unit Values

     The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information.  All of the Variable Account's Financial Statements have been audited by Deloitte & Touche LLP, independent auditors.

Accumulation

Accumulation

Number of

Unit Value

Unit Value

Accumulation

Beginning

End

Units End

Year

of Year

of Year

of Year

AIM V.I. Capital Appreciation Fund Series 2 - Level 2

2003

10.0000

9.4617

7,235

AIM V.I. Capital Appreciation Fund Series 2 - Level 3

2003

10.0000

0

0

AIM V.I. Capital Appreciation Fund Series 2 - Level 4

2003

10.0000

9.4277

1,131

AIM V.I. Capital Appreciation Fund Series 2 - Level 5

2003

10.0000

0

0

AIM V.I. Capital Appreciation Fund Series 2 - Level 6

2003

10.0000

0

0

AIM V.I. Capital Appreciation Fund Series 2 - Level 7

2003

10.0000

0

0

AIM V.I. International Growth Fund Series 2 - Level 2

2003

10.0000

10.3213

8,280

AIM V.I. International Growth Fund Series 2 - Level 3

2003

10.0000

0

460

AIM V.I. International Growth Fund Series 2 - Level 4

2003

10.0000

10.2842

1,089

AIM V.I. International Growth Fund Series 2 - Level 5

2003

10.0000

0

0

AIM V.I. International Growth Fund Series 2 - Level 6

2003

10.0000

0

1,937

AIM V.I. International Growth Fund Series 2 - Level 7

2003

10.0000

0

0

AIM V.I. Premier Equity Fund Series 2 - Level 2

2003

10.0000

8.7036

4,337

AIM V.I. Premier Equity Fund Series 2 - Level 3

2003

10.0000

0

138

AIM V.I. Premier Equity Fund Series 2 - Level 4

2003

10.0000

0

359

AIM V.I. Premier Equity Fund Series 2 - Level 5

2003

10.0000

0

0

AIM V.I. Premier Equity Fund Series 2 - Level 6

2003

10.0000

0

0

AIM V.I. Premier Equity Fund Series 2 - Level 7

2003

10.0000

0

0

AllianceBernstein VP Premier Growth Portfolio - Level 2

2003

10.0000

8.8090

40,791

AllianceBernstein VP Premier Growth Portfolio - Level 3

2003

10.0000

8.8011

3,250

AllianceBernstein VP Premier Growth Portfolio - Level 4

2003

10.0000

8.7773

78,424

AllianceBernstein VP Premier Growth Portfolio - Level 5

2003

10.0000

0

0

AllianceBernstein VP Premier Growth Portfolio - Level 6

2003

10.0000

8.7458

18,317

AllianceBernstein VP Premier Growth Portfolio - Level 7

2003

10.0000

11.0552

15,714

AllianceBernstein VP Growth & Income Portfolio - Level 2

2003

10.0000

9.7828

94,444

AllianceBernstein VP Growth & Income Portfolio - Level 3

2003

10.0000

9.7741

2,645

AllianceBernstein VP Growth & Income Portfolio - Level 4

2003

10.0000

9.7477

77,889

AllianceBernstein VP Growth & Income Portfolio - Level 5

2003

10.0000

0

0

AllianceBernstein VP Growth & Income Portfolio - Level 6

2003

10.0000

9.7127

19,569

AllianceBernstein VP Growth & Income Portfolio - Level 7

2003

10.0000

11.7678

14,863

AllianceBernstein VP Technology Portfolio - Level 2

2003

10.0000

0

0

AllianceBernstein VP Technology Portfolio - Level 3

2003

10.0000

0

0

AllianceBernstein VP Technology Portfolio - Level 4

2003

10.0000

0

0

AllianceBernstein VP Technology Portfolio - Level 5

2003

10.0000

0

0

AllianceBernstein VP Technology Portfolio - Level 6

2003

10.0000

0

0

AllianceBernstein VP Technology Portfolio - Level 7

2003

10.0000

0

0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 2

2003

10.0000

12.5528

6,937

AllianceBernstein VP Worldwide Privatization Portfolio - Level 3

2003

10.0000

0

0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 4

2003

10.0000

0

0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 5

2003

10.0000

0

0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 6

2003

10.0000

0

0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 7

2003

10.0000

0

0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 2

2003

10.0000

0

0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 3

2003

10.0000

0

0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 4

2003

10.0000

0

0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 5

2003

10.0000

0

0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 6

2003

10.0000

0

0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 7

2003

10.0000

0

0

Fidelity VIP Equity Income Portfolio - Level 2

2003

10.0000

10.0477

19,056

Fidelity VIP Equity Income Portfolio - Level 3

2003

10.0000

0

0

Fidelity VIP Equity Income Portfolio - Level 4

2003

10.0000

10.0116

6,640

Fidelity VIP Equity Income Portfolio - Level 5

2003

10.0000

0

0

Fidelity VIP Equity Income Portfolio - Level 6

2003

10.0000

0

0

Fidelity VIP Equity Income Portfolio - Level 7

2003

10.0000

0

0

Fidelity VIP Growth Opportunities Portfolio - Level 2

2003

10.0000

0

0

Fidelity VIP Growth Opportunities Portfolio - Level 3

2003

10.0000

0

0

Fidelity VIP Growth Opportunities Portfolio - Level 4

2003

10.0000

0

0

Fidelity VIP Growth Opportunities Portfolio - Level 5

2003

10.0000

0

0

Fidelity VIP Growth Opportunities Portfolio - Level 6

2003

10.0000

0

0

Fidelity VIP Growth Opportunities Portfolio - Level 7

2003

10.0000

0

0

Franklin Growth & Income Fund - Level 2

2003

10.0000

12.4990

2,995

Franklin Growth & Income Fund - Level 3

2003

10.0000

0

0

Franklin Growth & Income Fund - Level 4

2003

10.0000

0

766

Franklin Growth & Income Fund - Level 5

2003

10.0000

0

0

Franklin Growth & Income Fund - Level 6

2003

10.0000

0

0

Franklin Growth & Income Fund - Level 7

2003

10.0000

0

0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 2

2003

10.0000

12.4073

7,196

Galaxy VIP Columbia Real Estate Equity Fund II - Level 3

2003

10.0000

12.3962

132

Galaxy VIP Columbia Real Estate Equity Fund II - Level 4

2003

10.0000

12.3628

2,069

Galaxy VIP Columbia Real Estate Equity Fund II - Level 5

2003

10.0000

0

0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 6

2003

10.0000

0

433

Galaxy VIP Columbia Real Estate Equity Fund II - Level 7

2003

10.0000

0

0

Galaxy VIP Quality Plus Bond Fund - Level 2

2003

10.0000

0

0

Galaxy VIP Quality Plus Bond Fund - Level 3

2003

10.0000

0

0

Galaxy VIP Quality Plus Bond Fund - Level 4

2003

10.0000

0

0

Galaxy VIP Quality Plus Bond Fund - Level 5

2003

10.0000

0

0

Galaxy VIP Quality Plus Bond Fund - Level 6

2003

10.0000

0

0

Galaxy VIP Quality Plus Bond Fund - Level 7

2003

10.0000

0

0

Colonial High Yield Securities Fund - Level 2

2003

10.0000

0

0

Colonial High Yield Securities Fund - Level 3

2003

10.0000

0

0

Colonial High Yield Securities Fund - Level 4

2003

10.0000

0

0

Colonial High Yield Securities Fund - Level 5

2003

10.0000

0

0

Colonial High Yield Securities Fund - Level 6

2003

10.0000

0

0

Colonial High Yield Securities Fund - Level 7

2003

10.0000

0

0

Colonial Strategic Income Fund - Level 2

2003

10.0000

12.2772

140,933

Colonial Strategic Income Fund - Level 3

2003

10.0000

0

97

Colonial Strategic Income Fund - Level 4

2003

10.0000

0

21,005

Colonial Strategic Income Fund - Level 5

2003

10.0000

0

0

Colonial Strategic Income Fund - Level 6

2003

10.0000

0

320

Colonial Strategic Income Fund - Level 7

2003

10.0000

0

0

Liberty Growth & Income Fund, Variable Series - Level 2

2003

10.0000

8.8705

12,078

Liberty Growth & Income Fund, Variable Series - Level 3

2003

10.0000

0

271

Liberty Growth & Income Fund, Variable Series - Level 4

2003

10.0000

0

4,327

Liberty Growth & Income Fund, Variable Series - Level 5

2003

10.0000

0

0

Liberty Growth & Income Fund, Variable Series - Level 6

2003

10.0000

0

0

Liberty Growth & Income Fund, Variable Series - Level 7

2003

10.0000

0

0

Columbia High Yield, Variable Series - Level 2

2003

10.0000

10.7210

40,719

Columbia High Yield, Variable Series - Level 3

2003

10.0000

10.7114

1,082

Columbia High Yield, Variable Series - Level 4

2003

10.0000

10.6825

31,197

Columbia High Yield, Variable Series - Level 5

2003

10.0000

0

0

Columbia High Yield, Variable Series - Level 6

2003

10.0000

10.6441

9,576

Columbia High Yield, Variable Series - Level 7

2003

10.0000

10.3646

8,978

Liberty S&P 500 Index Fund, Variable Series - Level 2

2003

10.0000

9.5346

41,890

Liberty S&P 500 Index Fund, Variable Series - Level 3

2003

10.0000

0

367

Liberty S&P 500 Index Fund, Variable Series - Level 4

2003

10.0000

9.5003

17,257

Liberty S&P 500 Index Fund, Variable Series - Level 5

2003

10.0000

0

0

Liberty S&P 500 Index Fund, Variable Series - Level 6

2003

10.0000

0

1,555

Liberty S&P 500 Index Fund, Variable Series - Level 7

2003

10.0000

0

0

Liberty Select Value Fund, Variable Series - Level 2

2003

10.0000

10.2090

23,132

Liberty Select Value Fund, Variable Series - Level 3

2003

10.0000

0

118

Liberty Select Value Fund, Variable Series - Level 4

2003

10.0000

10.1724

1,210

Liberty Select Value Fund, Variable Series - Level 5

2003

10.0000

0

0

Liberty Select Value Fund, Variable Series - Level 6

2003

10.0000

0

1,669

Liberty Select Value Fund, Variable Series - Level 7

2003

10.0000

0

0

Liberty All-Star Equity Fund, Variable Series - Level 2

2003

10.0000

10.1010

20,754

Liberty All-Star Equity Fund, Variable Series - Level 3

2003

10.0000

0

0

Liberty All-Star Equity Fund, Variable Series - Level 4

2003

10.0000

10.0647

1,273

Liberty All-Star Equity Fund, Variable Series - Level 5

2003

10.0000

0

0

Liberty All-Star Equity Fund, Variable Series - Level 6

2003

10.0000

0

0

Liberty All-Star Equity Fund, Variable Series - Level 7

2003

10.0000

0

0

Liberty Federal Securities Fund VS A Class - Level 2

2003

10.0000

10.0599

75,593

Liberty Federal Securities Fund VS A Class - Level 3

2003

10.0000

10.0561

7,003

Liberty Federal Securities Fund VS A Class - Level 4

2003

10.0000

10.0446

43,091

Liberty Federal Securities Fund VS A Class - Level 5

2003

10.0000

0

0

Liberty Federal Securities Fund VS A Class - Level 6

2003

10.0000

10.0294

15,329

Liberty Federal Securities Fund VS A Class - Level 7

2003

10.0000

0

0

Lord Abbett Growth & Income Portfolio - Level 2

2003

10.0000

12.4053

29,884

Lord Abbett Growth & Income Portfolio - Level 3

2003

10.0000

12.4011

928

Lord Abbett Growth & Income Portfolio - Level 4

2003

10.0000

12.3884

29,071

Lord Abbett Growth & Income Portfolio - Level 5

2003

10.0000

0

0

Lord Abbett Growth & Income Portfolio - Level 6

2003

10.0000

12.3716

7,177

Lord Abbett Growth & Income Portfolio - Level 7

2003

10.0000

11.9325

8,637

Lord Abbett Mid-Cap Value Portfolio - Level 2

2003

10.0000

12.5565

33,565

Lord Abbett Mid-Cap Value Portfolio - Level 3

2003

10.0000

0

0

Lord Abbett Mid-Cap Value Portfolio - Level 4

2003

10.0000

0

4,020

Lord Abbett Mid-Cap Value Portfolio - Level 5

2003

10.0000

0

0

Lord Abbett Mid-Cap Value Portfolio - Level 6

2003

10.0000

0

0

Lord Abbett Mid-Cap Value Portfolio - Level 7

2003

10.0000

0

0

Franklin Templeton Mutual Shares Securities Fund - Level 2

2003

10.0000

11.9520

3,917

Franklin Templeton Mutual Shares Securities Fund - Level 3

2003

10.0000

0

0

Franklin Templeton Mutual Shares Securities Fund - Level 4

2003

10.0000

11.9357

7,048

Franklin Templeton Mutual Shares Securities Fund - Level 5

2003

10.0000

0

0

Franklin Templeton Mutual Shares Securities Fund - Level 6

2003

10.0000

0

0

Franklin Templeton Mutual Shares Securities Fund - Level 7

2003

10.0000

0

0

Newport Tiger Fund, Variable Series - Level 2

2003

10.0000

0

11,618

Newport Tiger Fund, Variable Series - Level 3

2003

10.0000

0

0

Newport Tiger Fund, Variable Series - Level 4

2003

10.0000

0

129

Newport Tiger Fund, Variable Series - Level 5

2003

10.0000

0

0

Newport Tiger Fund, Variable Series - Level 6

2003

10.0000

0

0

Newport Tiger Fund, Variable Series - Level 7

2003

10.0000

0

0

PIMCO Real Return Portfolio - Level 2

2003

10.0000

10.4464

20,758

PIMCO Real Return Portfolio - Level 3

2003

10.0000

0

0

PIMCO Real Return Portfolio - Level 4

2003

10.0000

0

366

PIMCO Real Return Portfolio - Level 5

2003

10.0000

0

0

PIMCO Real Return Portfolio - Level 6

2003

10.0000

0

245

PIMCO Real Return Portfolio - Level 7

2003

10.0000

0

0

PIMCO Total Return Portfolio - Level 2

2003

10.0000

10.0702

71,831

PIMCO Total Return Portfolio - Level 3

2003

10.0000

10.0668

3,889

PIMCO Total Return Portfolio - Level 4

2003

10.0000

10.0565

122,030

PIMCO Total Return Portfolio - Level 5

2003

10.0000

0

0

PIMCO Total Return Portfolio - Level 6

2003

10.0000

10.0427

32,820

PIMCO Total Return Portfolio - Level 7

2003

10.0000

9.9695

35,148

Rydex VT Financial Services Fund - Level 2

2003

10.0000

0

0

Rydex VT Financial Services Fund - Level 3

2003

10.0000

0

0

Rydex VT Financial Services Fund - Level 4

2003

10.0000

0

0

Rydex VT Financial Services Fund - Level 5

2003

10.0000

0

0

Rydex VT Financial Services Fund - Level 6

2003

10.0000

0

0

Rydex VT Financial Services Fund - Level 7

2003

10.0000

0

0

Rydex VT Health Care Fund - Level 2

2003

10.0000

9.9989

759

Rydex VT Health Care Fund - Level 3

2003

10.0000

0

0

Rydex VT Health Care Fund - Level 4

2003

10.0000

9.9630

946

Rydex VT Health Care Fund - Level 5

2003

10.0000

0

0

Rydex VT Health Care Fund - Level 6

2003

10.0000

0

0

Rydex VT Health Care Fund - Level 7

2003

10.0000

0

0

Rydex VT OTC Fund - Level 2

2003

10.0000

0

0

Rydex VT OTC Fund - Level 3

2003

10.0000

0

0

Rydex VT OTC Fund - Level 4

2003

10.0000

0

1,784

Rydex VT OTC Fund - Level 5

2003

10.0000

0

0

Rydex VT OTC Fund - Level 6

2003

10.0000

0

0

Rydex VT OTC Fund - Level 7

2003

10.0000

0

0

Liberty Asset Allocation Fund, Variable Series - Level 2

2003

10.0000

10.2521

54,080

Liberty Asset Allocation Fund, Variable Series - Level 3

2003

10.0000

10.2429

2,518

Liberty Asset Allocation Fund, Variable Series - Level 4

2003

10.0000

10.2153

107,462

Liberty Asset Allocation Fund, Variable Series - Level 5

2003

10.0000

0

0

Liberty Asset Allocation Fund, Variable Series - Level 6

2003

10.0000

10.1786

23,426

Liberty Asset Allocation Fund, Variable Series - Level 7

2003

10.0000

11.2334

50,611

Stein Roe Growth Stock Fund, Variable Series - Level 2

2003

10.0000

8.7785

6,712

Stein Roe Growth Stock Fund, Variable Series - Level 3

2003

10.0000

0

137

Stein Roe Growth Stock Fund, Variable Series - Level 4

2003

10.0000

0

0

Stein Roe Growth Stock Fund, Variable Series - Level 5

2003

10.0000

0

0

Stein Roe Growth Stock Fund, Variable Series - Level 6

2003

10.0000

0

1,395

Stein Roe Growth Stock Fund, Variable Series - Level 7

2003

10.0000

0

0

Liberty Money Market Fund, Variable Series - Level 2

2003

10.0000

9.8297

87,895

Liberty Money Market Fund, Variable Series - Level 3

2003

10.0000

9.8209

1,536

Liberty Money Market Fund, Variable Series - Level 4

2003

10.0000

9.7944

68,321

Liberty Money Market Fund, Variable Series - Level 5

2003

10.0000

0

0

Liberty Money Market Fund, Variable Series - Level 6

2003

10.0000

9.7592

25,954

Liberty Money Market Fund, Variable Series - Level 7

2003

10.0000

9.8934

25,302

Templeton Foreign Securities Fund - Level 2

2003

10.0000

13.0853

42,548

Templeton Foreign Securities Fund - Level 3

2003

10.0000

13.0808

2,322

Templeton Foreign Securities Fund - Level 4

2003

10.0000

13.0675

65,657

Templeton Foreign Securities Fund - Level 5

2003

10.0000

0

0

Templeton Foreign Securities Fund - Level 6

2003

10.0000

13.0496

13,354

Templeton Foreign Securities Fund - Level 7

2003

10.0000

12.6636

15,298

Liberty Federal Securities Fund, Variable Series - Level 2

2003

10.0000

10.8829

32,045

Liberty Federal Securities Fund, Variable Series - Level 3

2003

10.0000

0

3,356

Liberty Federal Securities Fund, Variable Series - Level 4

2003

10.0000

10.8439

50,218

Liberty Federal Securities Fund, Variable Series - Level 5

2003

10.0000

0

0

Liberty Federal Securities Fund, Variable Series - Level 6

2003

10.0000

10.8049

12,653

Liberty Federal Securities Fund, Variable Series - Level 7

2003

10.0000

9.8614

24,308

Wanger Foreign Forty - Level 2

2003

10.0000

11.9040

21,980

Wanger Foreign Forty - Level 3

2003

10.0000

11.8933

1,224

Wanger Foreign Forty - Level 4

2003

10.0000

11.8612

35,990

Wanger Foreign Forty - Level 5

2003

10.0000

0

0

Wanger Foreign Forty - Level 6

2003

10.0000

11.8186

8,939

Wanger Foreign Forty - Level 7

2003

10.0000

13.2549

8,530

Wanger International Small Cap -Level 2

2003

10.0000

12.0297

10,585

Wanger International Small Cap - Level 3

2003

10.0000

0

193

Wanger International Small Cap - Level 4

2003

10.0000

11.9865

706

Wanger International Small Cap - Level 5

2003

10.0000

0

0

Wanger International Small Cap - Leverl 6

2003

10.0000

0

773

Wanger International Small Cap - Leverl 7

2003

10.0000

0

0

Wanger Twenty - Level 2

2003

10.0000

11.7704

65,637

Wanger Twenty - Level 3

2003

10.0000

0

101

Wanger Twenty - Level 4

2003

10.0000

11.7282

6,761

Wanger Twenty - Level 5

2003

10.0000

0

0

Wanger Twenty - Level 6

2003

0.0000

0

0

Wanger Twenty - Level 7

2003

10.0000

0

0

Wanger U.S. Smaller Companies - Level 2

2003

10.0000

10.9485

83,059

Wanger U.S. Smaller Companies - Level 3

2003

10.0000

10.9387

2,685

Wanger U.S. Smaller Companies - Level 4

2003

10.0000

10.9092

82,064

Wanger U.S. Smaller Companies - Level 5

2003

10.0000

0

0

Wanger U.S. Smaller Companies - Level 6

2003

10.0000

10.8700

13,900

Wanger U.S. Smaller Companies - Level 7

2003

10.0000

12.9243

10,980

MFS Emerging Growth Series - Level 2

2003

10.0000

8.8023

6,091

MFS Emerging Growth Series - Level 3

2003

10.0000

0

0

MFS Emerging Growth Series - Level 4

2003

10.0000

0

1,057

MFS Emerging Growth Series - Level 5

2003

10.0000

0

0

MFS Emerging Growth Series - Level 6

2003

10.0000

0

0

MFS Emerging Growth Series - Level 7

2003

10.0000

0

0

MFS Investors Growth Stock Series - Level 2

2003

10.0000

8.8125

35,758

MFS Investors Growth Stock Series - Level 3

2003

10.0000

0

84

MFS Investors Growth Stock Series - Level 4

2003

10.0000

8.7808

6,751

MFS Investors Growth Stock Series - Level 5

2003

10.0000

0

0

MFS Investors Growth Stock Series - Level 6

2003

10.0000

0

1,015

MFS Investors Growth Stock Series - Level 7

2003

10.0000

0

0

MFS Investors Trust Series - Level 2

2003

10.0000

9.2736

8,375

MFS Investors Trust Series - Level 3

2003

10.0000

0

0

MFS Investors Trust Series - Level 4

2003

10.0000

0

3,130

MFS Investors Trust Series - Level 5

2003

10.0000

0

0

MFS Investors Trust Series - Level 6

2003

10.0000

0

0

MFS Investors Trust Series - Level 7

2003

10.0000

0

0

MFS New Discovery Series - Level 2

2003

10.0000

0

155

MFS New Discovery Series - Level 3

2003

10.0000

0

0

MFS New Discovery Series - Level 4

2003

10.0000

0

0

MFS New Discovery Series - Level 5

2003

10.0000

0

0

MFS New Discovery Series - Level 6

2003

10.0000

0

977

MFS New Discovery Series - Level 7

2003

10.0000

0

0

Appendix B

Sun Life Financial Masters Flex NY

Condensed Financial Information - Accumulation Unit Values

     The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information.  All of the Variable Account's Financial Statements have been audited by Deloitte & Touche LLP, independent auditors.

Accumulation

Accumulation

Number of

Unit Value

Unit Value

Accumulation

Beginning

End

Units End

Year

of Year

of Year

of Year

Franklin Small Cap Value Securities - Level 2

2003

10.0000

12.6100

74

Franklin Small Cap Value Securities - Level 3

2003

10.0000

0

0

Franklin Templeton Foreign Securities - Level 2

2003

10.0000

12.7008

5,739

Franklin Templeton Foreign Securities - Level 3

2003

10.0000

12.6843

5,610

Franklin Templeton Mutual Shares Securities Fund - Level 2

2003

10.0000

0

0

Franklin Templeton Mutual Shares Securities Fund - Level 3

2003

10.0000

0

0

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 2

2003

10.0000

12.1352

77

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 3

2003

10.0000

0

0

Lord Abbett Series Fund Growth & Income Portfolio - Level 2

2003

10.0000

11.9675

7,026

Lord Abbett Series Fund Growth & Income Portfolio - Level 3

2003

10.0000

11.9519

8,931

Massachusetts Investors Growth Stock S Class - Level 2

2003

10.0000

0

0

Massachusetts Investors Growth Stock S Class - Level 3

2003

10.0000

11.1024

1,113

Massachusetts Investors Trust S Class - Level 2

2003

10.0000

11.3940

82

Massachusetts Investors Trust S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Bond S Class - Level 2

2003

10.0000

10.1617

4,539

MFS/Sun Life Bond S Class - Level 3

2003

10.0000

10.1485

1,207

MFS/Sun Life Capital Opportunities S Class - Level 2

2003

10.0000

0

0

MFS/Sun Life Capital Opportunities S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Emerging Growth S Class - Level 2

2003

10.0000

11.5469

2,900

MFS/Sun Life Emerging Growth S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Global Growth S Class - Level 2

2003

10.0000

0

0

MFS/Sun Life Global Growth S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Government Securities S Class - Level 2

2003

10.0000

9.8814

9,647

MFS/Sun Life Government Securities S Class - Level 3

2003

10.0000

9.8686

13,610

MFS/Sun Life High Yield S Class - Level 2

2003

10.0000

10.9409

6,417

MFS/Sun Life High Yield S Class - Level 3

2003

10.0000

10.9266

3,426

MFS/Sun Life Mid Cap Value S Class - Level 2

2003

10.0000

12.3374

6,332

MFS/Sun Life Mid Cap Value S Class - Level 3

2003

10.0000

12.3213

2,880

MFS/Sun Life Mid Cap Growth S Class - Level 2

2003

10.0000

12.2068

3,215

MFS/Sun Life Mid Cap Growth S Class - Level 3

2003

10.0000

12.1910

2,811

MFS/Sun Life Money Market S Class - Level 2

2003

10.0000

9.9017

2,095

MFS/Sun Life Money Market S Class - Level 3

2003

10.0000

9.8888

4,907

MFS/Sun Life New Discovery S Class - Level 2

2003

10.0000

0

0

MFS/Sun Life New Discovery S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Research S Class - Level 2

2003

10.0000

0

0

MFS/Sun Life Research S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Research International S Class - Level 2

2003

10.0000

12.6295

6,052

MFS/Sun Life Research International S Class - Level 3

2003

10.0000

12.6131

1,045

MFS/Sun Life Strategic Growth S Class - Level 2

2003

10.0000

11.3983

6,132

MFS/Sun Life Strategic Growth S Class - Level 3

2003

10.0000

11.3834

6,083

MFS/Sun Life Strategic Income S Class - Level 2

2003

10.0000

0

0

MFS/Sun Life Strategic Income S Class - Level 3

2003

10.0000

10.4248

200

MFS/Sun Life Strategic Value S Class - Level 2

2003

10.0000

0

0

MFS/Sun Life Strategic Value S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Total Return S Class - Level 2

2003

10.0000

11.0192

19,766

MFS/Sun Life Total Return S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Utilities S Class - Level 2

2003

10.0000

12.0118

6,918

MFS/Sun Life Utilities S Class - Level 3

2003

10.0000

0

0

MFS/Sun Life Value S Class - Level 2

2003

10.0000

0

0

MFS/Sun Life Value S Class - Level 3

2003

10.0000

11.9270

1,104

Oppenheimer Capital Appreciation Fund - Level 2

2003

10.0000

11.8890

5,193

Oppenheimer Capital Appreciation Fund - Level 3

2003

10.0000

11.8736

5,900

Oppenheimer Main St. Small Cap Fund - Level 2

2003

10.0000

13.1235

351

Oppenheimer Main St. Small Cap Fund - Level 3

2003

10.0000

0

0

Oppenheimer Main St. Growth & Income Fund - Level 2

2003

10.0000

11.7085

159

Oppenheimer Main St. Growth & Income Fund - Level 3

2003

10.0000

0

0

PIMCO Total Return Bond Portfolio - Level 2

2003

10.0000

9.9988

13,387

PIMCO Total Return Bond Portfolio - Level 3

2003

10.0000

9.9858

6,743

PIMCO Real Return Bond Portfolio - Level 2

2003

10.0000

0

0

PIMCO Real Return Bond Portfolio - Level 3

2003

10.0000

0

0

Sun Capital Real Estate Fund - Level 2

2003

10.0000

12.1925

2,906

Sun Capital Real Estate Fund - Level 3

2003

10.0000

12.1767

2,852